Oppenheimer Limited Term Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional  Information  dated November 21, 2003,  revised as of
December 19, 2003

     This Statement of Additional Information is not a prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  November 21, 2003.  It should be read  together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box  5270,  Denver,  Colorado  80217 or by
calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional   Information   About  the  Fund's   Investment

About Your Account

Financial Information About the Fund

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment  objective and the principal  investment policies of the Fund are described in the Prospectus.  This Statement of Additional  Information contains supplemental  information  about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds,  Inc., can select for the Fund.
Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques  and strategies  that the Fund's Manager uses in selecting  portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special  investment  techniques  and  strategies at some times or not at all.

     The Fund does not make  investments  with the objective of seeking  capital growth.  However,  the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity.
Because the current  values of debt  securities  vary  inversely with changes in prevailing  interest  rates,  if  interest  rates  increase  after a security is purchased,  that  security  will  normally  fall in  value.  Conversely,  should interest rates  decrease after a security is purchased,  normally its value will rise.

     However,  those fluctuations in value will not generally result in realized gains or losses to the Fund  unless  the Fund  sells the  security  prior to the security's  maturity.  A debt  security  held to maturity is  redeemable  by its issuer at full principal value plus accrued interest.  The Fund does not usually intend to  dispose  of  securities  prior to their  maturity,  but may do so for liquidity purposes,  or because of other factors affecting the issuer that cause the  Manager  to sell the  particular  security.  In that  case,  the Fund could realize a capital gain or loss on the sale.

     There are  variations in the credit quality of municipal  securities,  both within a particular rating  classification  and between  classifications.  These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue.  These  factors are  discussed  in greater  detail below.

|X| Portfolio Turnover.  A change in the securities held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term  trading increases  the  rate  of  portfolio  turnover  and  could  increase  the  Fund's transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the Fund's  portfolio  transactions are principal trades that do not require payment of brokerage commissions.

     The Fund  ordinarily  does not trade  securities to achieve  capital gains, because they would not be tax-exempt  income. To a limited degree,  the Fund may engage in short-term  trading to attempt to take advantage of short-term  market variations.  It may also do so to dispose of a portfolio  security  prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other  considerations,  the Manager  believes such  disposition is advisable or the Fund needs to generate cash to satisfy  requests to redeem Fund shares.  In those  cases,  the Fund may  realize a  capital  gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal  Securities.  The types of municipal  securities in which the Fund may invest are  described in the  Prospectus  under "About the Fund's  Investments."
Municipal  securities  are  generally  classified as general  obligation  bonds, revenue bonds and notes.  A discussion of the general  characteristics  of these principal types of municipal securities follows below.

|X| Municipal Bonds. We have classified  municipal  securities having a maturity
(when the  security is issued) of more than one year as  "municipal  bonds." The principal  classifications of long-term municipal bonds are "general obligation"
and "revenue" (including  "industrial  development") bonds. They may have fixed, variable or floating rates of interest, as described below.

     Some bonds may be  "callable,"  allowing  the issuer to redeem  them before their maturity date. To protect  bondholders,  callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest  rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's  pledge of its full faith and credit and taxing  power,  if any, for the repayment of principal  and the payment of interest.  Issuers of general
obligation  bonds  include  states,   counties,   cities,  towns,  and  regional
districts.  The proceeds of these  obligations  are used to fund a wide range of public projects,  including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the
payment  of  debt   service  on  these  bonds  may  be  limited  or   unlimited.
Additionally,  there  may  be  limits  as to  the  rate  or  amount  of  special assessments that can be levied to meet these obligations.

|_| Revenue  Bonds.  The principal  security for a revenue bond is generally the net revenues  derived from a particular  facility,  group of facilities,  or, in some cases,  the  proceeds  of a special  excise tax or other  specific  revenue source.  Revenue bonds are issued to finance a wide variety of capital projects.
Examples include electric, gas, water and sewer systems; highways,  bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

     Although the principal security for these types of bonds may vary from bond to bond, many provide additional  security in the form of a debt service reserve fund that may be used to make  principal  and interest  payments on the issuer's obligations.  Housing  finance  authorities  have  a  wide  range  of  security,
including   partially  or  fully  insured  mortgages,   rent  subsidized  and/or
collateralized  mortgages,  and/or the net revenues from housing or other public projects.  Some  authorities  provide further  security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

|_| Industrial  Development Bonds.  Industrial  development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public  authorities to raise money to finance  various privately operated facilities for business and manufacturing,  housing,  sports, and pollution control. These bonds may also be used to finance public facilities such as airports,  mass transit systems,  ports, and parking. The payment of the principal  and interest on such bonds is dependent  solely on the ability of the facility's  user to meet its financial  obligations  and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

|_| Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the "Tax
Reform Act") reorganized,  as well as amended, the rules governing tax exemption for  interest  on  certain  types of  municipal  securities.  The Tax Reform Act generally  did not change the tax  treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on  behalf  of state or local  governments,  the  proceeds  of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act  limited  the use of  tax-exempt  bonds for  non-governmental
(private)  purposes.  More  stringent  restrictions  were  placed  on the use of proceeds of such bonds.  Interest on certain  private  activity bonds is taxable under the  revised  rules.  There is an  exception  for  "qualified"  tax-exempt private  activity bonds,  for example,  exempt facility bonds including  certain industrial  development  bonds,  qualified  mortgage  bonds,  qualified  Section
501(c)(3) bonds, and qualified student loan bonds.

     In addition,  limitations as to the amount of private  activity bonds which each state may issue were  revised  downward by the Tax Reform  Act,  which will reduce the supply of such  bonds.  The value of the  Fund's  portfolio  could be affected if there is a reduction in the availability of such bonds.

     Interest on certain  private  activity  bonds  issued after August 7, 1986, which  continues  to be  tax-exempt,  will be treated as a tax  preference  item subject  to the  alternative  minimum  tax  (discussed  below) to which  certain taxpayers are subject.  The Fund may hold  municipal  securities the interest on which (and thus a proportionate share of the  exempt-interest  dividends paid by the Fund) will be subject to the Federal  alternative minimum tax on individuals and corporations.

     The Federal  alternative minimum tax is designed to ensure that all persons who receive  income pay some tax,  even if their  regular  tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate  alternative  minimum taxable income.  The Tax Reform
Act  made  tax-exempt  interest  from  certain  private  activity  bonds  a  tax preference item for purposes of the  alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend  paid  by a  regulated  investment company will be treated as interest on a specific  private  activity bond to the extent of the  proportionate  relationship  the interest the investment  company receives on such bonds bears to all its exempt interest dividends.

     In addition,  corporate  taxpayers  subject to the alternative  minimum tax may,  under some  circumstances,  have to include  exempt-interest  dividends in calculating  their  alternative  minimum  taxable  income.  That could  occur in situations where the "adjusted current earnings" of the corporation  exceeds its alternative minimum taxable income.

     To determine  whether a municipal  security is treated as a taxable private activity  bond,  it is subject to a test for:  (a) a trade or  business  use and security  interest,  or (b) a  private  loan  restriction.  Under  the  trade or business use and security  interest  test, an  obligation is a private  activity bond if: (i) more than 10% of the bond  proceeds  are used for private  business purposes  and (ii) 10% or more of the  payment of  principal  or interest on the issue is directly or  indirectly  derived from such private use or is secured by the privately used property or the payments  related to the use of the property.
For certain types of uses, a 5% threshold is substituted for this 10% threshold.

     The term "private business use" means any direct or indirect use in a trade or  business  carried  on by an  individual  or  entity  other  than a state  or municipal  governmental unit. Under the private loan restriction,  the amount of bond proceeds that may be used to make private loans is limited to the lesser of
5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their  tax-exempt  status  retroactively  if the issuer fails to meet certain  requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed  facility. The Fund makes no independent  investigation of the users of such bonds or their use of  proceeds  of the bonds.  If the Fund should hold a bond that loses its tax-exempt status  retroactively,  there might
be  an  adjustment  to  the   tax-exempt   income   previously   distributed  to
shareholders.

     Additionally,  a private  activity bond that would otherwise be a qualified tax-exempt  private  activity bond will not, under Internal Revenue Code Section
147(a),  be a qualified  bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial  user" provision applies primarily to exempt facility bonds,  including industrial  development bonds. The Fund may invest in industrial  development bonds and other private activity bonds.  Therefore,  the
Fund may not be an appropriate  investment  for entities which are  "substantial users" (or persons  related to "substantial  users") of such exempt  facilities.
Those entities and persons should consult their tax advisors  before  purchasing shares of the Fund.

     A  "substantial  user"  of  such  facilities  is  defined  generally  as  a
"non-exempt  person who  regularly  uses part of a facility"  financed  from the proceeds  of exempt  facility  bonds.  Generally,  an  individual  will not be a
"related  person" under the Internal  Revenue Code unless such individual or the
individual's   immediate  family  (spouse,   brothers,   sisters  and  immediate
descendants)  own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

     |X|  Municipal  Notes.  Municipal  securities  having a maturity  (when the security  is  issued)  of less than one year are  generally  known as  municipal notes.  Municipal  notes  generally are used to provide for  short-term  working capital needs.  Some of the types of municipal  notes the Fund can invest in are described below.

|_|  Tax Anticipation  Notes.  These are issued to finance working capital needs of  municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income,  sales, use or other business taxes, and are payable from these specific future taxes.

|_|  Revenue  Anticipation  Notes.  These are notes  issued  in  expectation  of receipt of other types of revenue, such as Federal revenues available under
     Federal revenue-sharing programs.

|_|  Bond  Anticipation  Notes.  Bond  anticipation  notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

|_|  Construction  Loan Notes.  These are sold to provide  project  construction financing  until  permanent  financing  can be  secured.  After  successful completion  and  acceptance  of  the  project,  it  may  receive  permanent
     financing   through   public   agencies,   such  as  the  Federal   Housing
     Administration.

     |X|  Tax  Exempt  Commercial  Paper.  This  type of  short-term  obligation
(usually  having a maturity of 270 days or less) is issued by a municipality  to meet current working capital needs.

     |X| Municipal Lease Obligations.  The Fund's investments in municipal lease obligations  may be through  certificates of  participation  that are offered to investors by public  entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

     Some municipal lease securities may be deemed to be "illiquid"  securities.
Their  purchase  by the Fund would be limited as  described  below in  "Illiquid
Securities."  From  time to time  the Fund may  invest  more  than 5% of its net assets in municipal  lease  obligations  that the Manager has  determined  to be liquid under guidelines set by the Board of Trustees.  Those guidelines  require the Manager to evaluate:
      |_| the  frequency  of trades  and price  quotations
      for such securities;
      |_|  the  number  of  dealers  or  other   potential
      buyers    willing   to   purchase   or   sell   such
      securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

     Municipal   leases  have  special  risk   considerations.   Although  lease
obligations do not constitute general  obligations of the municipality for which the  municipality's  taxing power is pledged,  a lease  obligation is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease  obligation.  However,  certain  lease  obligations contain  "non-appropriation"  clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

     Projects  financed with  certificates  of  participation  generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal  securities.  Payments by the public entity on the obligation  underlying the certificates  are derived from available  revenue sources.  That  revenue  might be  diverted  to the  funding of other  municipal service  projects.  Payments of interest  and/or  principal  with respect to the certificates  are not  guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation,"  municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases,  like  other  municipal  debt  obligations,  are  subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of  municipal  leases to make timely  lease  payments  may be  adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal,  state and local governmental units. A default in payment of income would  result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in  repayment of  principal,  could result in a decrease in the net asset value of the Fund. While the Fund holds such securities,  the Manager will also evaluate the  likelihood of a continuing  market for these  securities  and their credit quality.

     |X|  Maturity  of the  Fund's  Portfolio.  The  Fund  seeks to  maintain  a dollar-weighted  average effective  portfolio  maturity of five years or less to try to reduce the volatility of the values of its securities.  However, the Fund can invest in securities that have short,  intermediate or long maturities.  The goal is to try to manage the  sensitivity of the Fund's  portfolio to changes in interest  rates,  and in doing so to manage the  volatility  of the Fund's share prices in response to those changes.

     The Manager determines the effective maturity of debt obligations purchased by the Fund considering  various factors that apply to a particular type of debt obligation,  including those described below.  While a debt security's  maturity can be used to measure the  sensitivity  of the  security's  price to changes in interest  rates,  the term to maturity of a security  does not take into account the pattern (or  expected  pattern)  of the  security's  payments of interest or principal prior to maturity.

     |X| Ratings of Municipal Securities. The Fund normally invests at least 95%
of its net assets (plus borrowing for investment  purposes) in  investment-grade municipal  securities  that  are  exempt  from  federal  income  tax  (including securities subject to alternative minimum tax). Not more than 5% of total assets will be  invested in  securities  rated  below  investment  grade at the time of acquisition. Ratings by ratings organizations such as Moody's Investors Service,
Standard & Poor's Ratings Service and Fitch,  Inc.  represent the respective rating agency's opinions of the credit quality of the municipal  securities they undertake  to rate.  However,  their  ratings are general  opinions  and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

     Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security,  but the Manager will consider  such events in  determining  whether the Fund should  continue to hold the security.  To the extent that ratings given by Moody's,  Standard &
Poor's, or Fitch change as a result of changes in those rating  organizations or their  rating  systems,  the Fund will  attempt  to use  comparable  ratings  as standards for investments in accordance with the Fund's investment policies.

     The Fund can buy municipal securities that are "pre-refunded." The issuer's
obligation  to  repay  the   principal   value  of  the  security  is  generally
collateralized with U.S. government securities placed in an escrow account. This causes the  pre-refunded  security to have essentially the same risks of default as a AAA-rated security.

     The rating  definitions  of Moody's,  Standard  &  Poor's and Fitch for municipal securities are contained in Appendix A to this Statement of Additional
Information.  The Fund can purchase  securities  that are unrated by  nationally recognized rating organizations. The Manager will make its own assessment of the credit  quality of unrated  issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies,  and assign a rating category to a security that is  comparable to what the Manager  believes a rating agency would assign to that  security.  However,  the Manager's  rating does not constitute a guarantee of the quality of a particular issue.

     |_| Special Risk of Lower-Grade Securities. Lower grade securities may have a higher  yield  than  securities  rated in the  higher  rating  categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable  price.  The  additional  risks mean that the Fund may not receive the anticipated  level of income from these  securities,  and the Fund's net  asset  value  may be  affected  by  declines  in the  value of  lower-grade securities.  However,  because the added risk of lower quality  securities might not be consistent with the Fund's policy of  preservation  of capital,  the Fund limits its investments in lower quality securities. While securities rated "Baa"
by Moody's or "BBB" by Standard &  Poor's, are investment grade, they may be subject to special risks and have some speculative characteristics.

Other Investment Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment  strategies and investments described  below.  It is not required to use all of the  strategies at all times and at times may not use them.

     |X| Floating  Rate and Variable Rate  Obligations.  Some fixed and variable rate  obligations  have a demand  feature  that  allows  the Fund to tender  the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

     The interest rate on a floating  rate note is based on a stated  prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some  other  standard,  and is  adjusted  automatically  each  time such rate is adjusted.  The interest  rate on a variable  rate note is also based on a stated
prevailing market rate but is adjusted  automatically at specified  intervals of not less than one year.  Generally,  the  changes in the  interest  rate on such securities  reduce the  fluctuation  in their market  value.  As interest  rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate  obligations of the same maturity. The Manager may determine that an unrated  floating rate or variable rate  obligation  meets the
Fund's  quality  standards  by reason  of being  backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days' notice. The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay  the  outstanding  principal  amount of the note plus  accrued  interest.
Generally  the issuer  must  provide a specified  number of days'  notice to the holder.

     |X| Inverse Floaters and Other Derivative Investments. Inverse floaters may offer  relatively high current income,  reflecting the spread between  long-term and short-term tax exempt  interest  rates. As long as the municipal yield curve remains  relatively steep and short-term rates remain  relatively low, owners of inverse  floaters will have the  opportunity  to earn  interest at  above-market rates because they receive  interest at the higher long-term rates but have paid for bonds with money  borrowed  at lower  short-term  rates.  If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional  long-term bond. The Fund will invest in inverse floaters to seek higher  tax-exempt  yields than are available  from  fixed-rate  bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

     Some inverse  floaters  have a feature  known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters  that have interest  rate caps might be part of a  portfolio  strategy to try to maintain a high current  yield for the Fund when the Fund has invested in inverse  floaters that  expose  the Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion of the Fund's exposure to rising interest  rates.  When  interest  rates exceed a  pre-determined  rate,  the cap generates additional cash flows that offset the decline in interest rates on the inverse floater,  and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for  additional  cost) will not provide  additional  cash flows and will expire worthless.

     Inverse floaters are a form of derivative investment.  Certain derivatives, such as options,  futures, indexed securities and entering into swap agreements, can be used to  increase or decrease  the Fund's  exposure to changing  security prices,  interest  rates or other  factors that affect the value of  securities.
However,  these  techniques  could result in losses to the Fund,  if the Manager judges  market  conditions  incorrectly  or  employs  a  strategy  that does not correlate  well with the Fund's other  investments.  These  techniques can cause losses if the counterparty does not perform its promises.  An additional risk of investing in municipal securities that are derivative  investments is that their market value could be expected to vary to a much greater  extent than the market value of  municipal  securities  that are not  derivative  investments  but have similar credit quality, redemption provisions and maturities.

     |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  can
purchase  securities  on a  "when-issued"  basis,  and may purchase or sell such
securities   on  a   "delayed-delivery"   (or   "forward   commitment")   basis.
"When-issued"  or  "delayed-delivery"  refers  to  securities  whose  terms  and indenture  are  available  and for  which a market  exists,  but  which  are not available for immediate delivery.

     When  such  transactions  are  negotiated  the price  (which  is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and  payment  for the  securities  take  place  at a later  date.  Normally  the settlement  date is within six months of the  purchase  of  municipal  bonds and notes.  However,  the Fund may, from time to time, purchase municipal securities having a settlement  date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market  fluctuation  during the settlement  period. The value at delivery may be less than the  purchase  price.  For  example,  changes in  interest  rates in a direction other than that expected by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue  to the  Fund on a  when-issued  security  until  the Fund  receives  the security at settlement of the trade.

     The Fund will engage in when-issued transactions in order to secure what is considered  to be an  advantageous  price and yield at the time of entering into the  obligation.  When the  Fund  engages  in  when-issued  or  delayed-delivery transactions,  it relies on the buyer or seller, as the case may be, to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

     When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment  leverage.  Although the Fund will enter into when-issued or delayed-delivery  purchase  transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.
If the Fund  chooses to dispose of the right to acquire a  when-issued  security prior to its  acquisition  or to  dispose  of its right to  deliver  or  receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects  the value of the security  purchased.  In a sale  transaction,  it records the proceeds to be received,  in  determining  its net asset value.  The
Fund will  identify  on its books  liquid  assets at least equal to the value of purchase commitments until the Fund pays for the investment.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or forward commitment basis, to obtain the benefit of currently higher cash yields.

     |X| Puts and Standby  Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day  settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the  time of  exercise.  A put  purchased  in  conjunction  with a  municipal security  enables the Fund to sell the  underlying  security  within a specified period of time at a fixed exercise price.

     The Fund might  purchase a standby  commitment or put separately in cash or it might  acquire the security  subject to the standby  commitment  or put (at a price that reflects that additional feature).

     The Fund will enter into these  transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to  exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer  should  default on its  obligation,  the Fund might not be able to recover all or a portion of any loss  sustained from having to sell the security elsewhere.

     Puts  and  standby  commitments  are not  transferable  by the  Fund.  They terminate if the Fund sells the underlying  security to a third party.  The Fund intends to enter into these  arrangements  to  facilitate  portfolio  liquidity, although  such  arrangements  might  enable  the  Fund to sell a  security  at a pre-arranged  price that may be higher than the  prevailing  market price at the time the put or standby commitment is exercised. However, the Fund might refrain
from  exercising  a  put  or  standby   commitment  if  the  exercise  price  is
significantly  higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business  relationships  with the seller.

     A put or standby commitment  increases the cost of the security and reduces the yield otherwise  available from the security.  Any consideration paid by the
Fund for the put or standby  commitment will be reflected on the Fund's books as unrealized  depreciation  while the put or  standby  commitment  is held,  and a realized  gain or loss  when the put or  commitment  is  exercised  or  expires.
Interest income received by the Fund from municipal  securities  subject to puts or stand-by  commitments may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

     In a  repurchase  transaction,  the Fund  acquires  a  security  from,  and simultaneously  resells it to an approved  vendor for delivery on an agreed upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks  or  broker-dealers  that  have  been designated  a primary  dealer in  government  securities.  They must meet credit requirements set by the Manager from time to time.

     The majority of these  transactions run from day to day.  Delivery pursuant to  resale  typically  will  occur  within  one to five  days  of the  purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's  limits on  holding  illiquid  investments.  The Fund will not enter into transactions  that will  cause more than 25% of the  Fund's  total  assets to be subject to repurchase agreements.

     Repurchase agreements,  considered "loans" under the Investment Company Act of 1940 (the  "Investment  Company Act"), are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

     The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.  However,  if the vendor  fails to pay the resale  price on the  delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances into one or more joint repurchase  accounts.  These  balances  are  invested in one or more  repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X| Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the Securities Act of 1933, the
Fund might have to cause those  securities  to be  registered.  The  expenses of registering  restricted securities may be negotiated by the Fund with the issuer at  the  time  the  Fund  buys  the  securities.  When  the  Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund has percentage  limitations  that apply to purchases of restricted
and  illiquid  securities,  as  stated  in  the  Prospectus.   Those  percentage
restrictions do not limit  purchases of restricted  securities that are eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the
Securities Act of 1933,  provided that those  securities have been determined to be  liquid  by the  Board  of  Trustees  of the  Fund  or by the  Manager  under guidelines approved by the Board of Trustees. Those guidelines take into account the  trading  activity  for such  securities  and the  availability  of reliable pricing information, among other factors. If there is a lack of trading interest in a particular  Rule 144A security,  the Fund's holding of that security may be deemed to be illiquid.

     The Fund can also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes,  the Fund may lend its portfolio  securities to brokers, dealers and other  financial  institutions.  There are risks in connection  with securities  lending.  The Fund might experience a delay in receiving  additional collateral  to secure a loan,  or a delay in recovery of the loaned  securities.
The Fund presently  does not intend to lend  securities;  but if it does,  these loans  cannot  exceed 5% of the value of the Fund's  total  assets.  Income from securities loans does not constitute  exempt-interest  income for the purpose of paying tax-exempt dividends.

     The Fund must  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit,  securities of the U.S. government or its agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or  interest  on the  loaned  securities.  It also  receives  one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on  short-term  debt  securities  purchased  with the loan  collateral.
Either  type of  interest  may be  shared  with the  borrower.  The Fund may pay reasonable  finder's,  administrative  or other  fees in  connection  with these loans.  The terms of the  Fund's  loans  must meet  applicable  tests  under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     |X| Hedging.  The Fund can purchase and sell futures  contracts and put and call options and can enter into  interest  rate swap  agreements.  These are all referred to as "hedging  instruments." The Fund does not use hedging instruments for speculative  purposes,  and has limits on the use of them. The Fund does not use hedging  instruments to a substantial degree and is not required to use them in seeking its goal.

     Hedging  involves  risks.  If the Manager used a hedging  instrument at the wrong  time  or  judged  market  conditions  incorrectly,  the  hedge  might  be unsuccessful  and the strategy  could reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not  correlated  with its  other  investments  or if it could  not  close  out a position because of an illiquid market for the future or option.

     The Fund can use  hedging to attempt to  protect  against  declines  in the market value of its portfolio,  to permit the Fund to retain unrealized gains in the value of  portfolio  securities  that  have  appreciated,  or to  facilitate selling securities for investment reasons. To do so the Fund could:
      |_|   sell interest  rate futures or municipal  bond
      index futures,
      |_|   buy puts on such futures or securities, or
      |_|   write  covered calls on  securities,  interest
      rate futures,  broadly-based  municipal indices,  or
      municipal  bond  index  futures.  The  Fund can also
      write  covered  calls on debt  securities to attempt
      to  increase  the  Fund's  income,  but that  income
      would not be  tax-exempt.  Therefore  it is unlikely
      that the Fund  would  write  covered  calls for that
      purpose.

     The  Fund  can  also  use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute  for  purchasing  individual  debt securities.  In  that  case  the  Fund  would  normally  seek  to  purchase  the securities,  and then terminate that hedging position. For this type of hedging, the Fund could:
      |_|   buy interest  rate  futures or municipal  bond
index futures, or
      |_|   buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental to the Fund's  investment  activities in the underlying  cash market.
The particular  hedging  instruments the Fund can use are described  below.  The
Fund may employ new hedging  instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are  approved  by its Board,  and are  permissible  under the Fund's  investment restrictions and applicable regulations.

     |_| Futures.  The Fund can buy and sell futures contracts  relating to debt securities (these are called "interest rate futures") and municipal bond indices
(these are referred to as "municipal bond index  futures"),  but only as a hedge against interest rate changes.

     An interest rate future  obligates the seller to deliver (and the purchaser to  take)  cash or a  specific  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

     A "municipal bond index" assigns  relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal  bond index  futures are similar to interest  rate futures except that  settlement is made only in cash. The obligation  under the contract may also be satisfied by entering into an offsetting  contract.  The  strategies which the Fund  employs in using  municipal  bond index  futures  are similar to those with regard to interest rate futures.

     No money is paid by or  received  by the Fund on the  purchase or sale of a futures  contract.  Upon entering into a futures  transaction,  the Fund will be required  to  deposit  an  initial  margin  payment  in cash or U.S.  government securities with the futures commission merchant (the "futures broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures  broker's name.  However,  the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market  (that is, its value on the Fund's books is changed) to reflect changes  in its market  value,  subsequent  margin  payments,  called  variation margin, will be paid to or by the futures broker daily.

     At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which time a final determination  of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then  realized by the Fund on the Future for tax  purposes.  Although  interest rate futures by their terms call for  settlement  by the  delivery  of debt  securities,  in most  cases the obligation  is fulfilled  without such  delivery by entering  into an offsetting transaction.  All futures  transactions  are effected  through a clearing  house associated with the exchange on which the contracts are traded.

     The Fund may  concurrently  buy and sell  futures  contracts  in a strategy anticipating  that the future the Fund  purchased  will perform  better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently  sell U.S.  Treasury bond futures (a type of interest rate future).
The Fund would benefit if municipal bonds  outperform  U.S.  Treasury bonds on a duration-adjusted basis. There are risks that this type of futures strategy will
not  be   successful.   U.S.   Treasury   bonds  might   perform   better  on  a
duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example,  the duration of municipal bonds relative to U.S. Treasury bonds might turn out to be greater than anticipated).

     |_| Put and Call  Options.  The Fund can buy and sell certain  kinds of put options (puts) and call options  (calls),  including  index options,  securities options and options on futures. These strategies are described below.

     Options trading involves the payment of premiums and can increase portfolio turnover.  Interest  rate swaps are subject to credit  risks and  interest  rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Fund cannot enter into swaps with respect to more than 25% of its total assets.

     |_| Writing  Covered Call Options.  The Fund can write (that is, sell) call options.  Calls the Fund  sells may be listed  on a  securities  or  commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock
Market, Inc. or traded in the over-the-counter market. Each call the Fund writes must be  "covered"  while it is  outstanding.  That  means the Fund must own the investment  on which the call was  written.  The Fund may write calls on futures contracts,  but  if  it  does  not  own  the  futures  contract  or  deliverable securities,  these calls must be covered by  securities  or other liquid  assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. Up to 20% of the Fund's total assets may be subject to calls.

     When the Fund writes a call on a security, it receives cash (a premium).The
Fund agrees to sell the underlying  investment to a purchaser of a corresponding call on the same  security  during  the call  period at a fixed  exercise  price regardless  of market price changes  during the call period.  The call period is usually not more than nine months. The exercise price may differ from the market price of the  underlying  security.  The Fund has retained the risk of loss that the price of the underlying  security may decline  during the call period.  That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case the Fund would keep the cash premium.

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent through the  facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written calls traded on  exchanges,  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration of the calls or upon the Fund's entering into a closing purchase transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  Government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The formula  price would  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on illiquid  securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the executing broker.  The SEC is evaluating whether
OTC options  should be considered  liquid  securities.  The procedure  described above could be affected by the outcome of that evaluation.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less  than the  price of the call the Fund  purchased  to close  out the transaction.  A profit  may also be  realized  if the call  lapses  unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered  short-term  capital gains for Federal tax purposes, as are premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary income.

     The Fund may also  write  calls on  futures  contracts  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate  additional liquid  assets if the  value of the  escrowed  assets  drops  below  100% of the current  value  of  the  future.  Because  of  this  escrow  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that future put the Fund in a "short" futures position.

     |_| Writing Put  Options.  The Fund can sell put  options.  A put option on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 20% of the
Fund's  total  assets  would be  required  to be  segregated  to cover  such put options.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls  below  the  exercise  price.  If a  put  the  Fund  has  written  expires unexercised,  the Fund  realizes  a gain in the amount of the  premium  less the transaction costs incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium  received  minus the sum of the exercise  price and any  transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying  securities.
The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for Federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     |_|  Purchasing  Calls  and  Puts.  The Fund can buy  calls on  securities, broadly-based municipal bond indices,  municipal bond index futures and interest rate  futures.  It can also buy  calls to close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  may  be  listed  on a  securities  or commodities  exchange,  or quoted on NASDAQ,  or traded in the  over-the-counter market.  A call or put option may not be purchased  if the purchase  would cause the  value of all the  Fund's  put and call  options  to  exceed 5% of its total assets.

     When  the  Fund  purchases  a  call  (other  than  in  a  closing  purchase transaction),  it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying  investment from a seller of a corresponding call on the same  investment  during the call period at a fixed exercise  price.
The Fund  benefits  only if (1) the call is sold at a profit  or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call. If the call is not either  exercised or sold (whether or not at a profit),  it will become  worthless at its  expiration  date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

     The Fund can buy  puts on debt  securities,  municipal  bond  indices,  and interest  rate or  municipal  bond  index  futures,  whether  or not it owns the underlying  investment.  When the Fund  purchases a put, it pays a premium  and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

     Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits  the Fund  either  to resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying investment.  If the market price of the underlying  investment is above the exercise price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

     Buying a put on a debt  security,  interest  rate future or municipal  bond index  future the Fund owns  enables the Fund to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the  investment at the exercise  price to a seller of corresponding put. If the market price of the underlying  investment is equal to or above the  exercise  price  and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its expiration date. In that case the
Fund  will,  have paid the  premium  but lost the  right to sell the  underlying investment.  However,  the Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

     |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by the Fund may cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call, or buys or sells an underlying  investment in connection  with the exercise of a call or put. Such commissions  might be higher on a relative basis
than  the  commissions   for  direct   purchases  or  sales  of  the  underlying
investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     There is a risk in using short hedging by selling interest rate futures and municipal  bond index  futures or purchasing  puts on municipal  bond indices or futures  to  attempt  to  protect  against  declines  in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will  correlate  imperfectly  with the  behavior  of the cash (that is,  market)
prices of the Fund's securities. It is possible for example, that while the Fund has used hedging  instruments in a short hedge, the market might advance and the value of debt  securities held in the Fund's  portfolio  might decline.  If that occurred,  the  Fund  would  lose  money  on the  hedging  instruments  and also experience a decline in value of its debt securities.  However, while this could occur over a brief  period or to a very small  degree,  over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To compensate  for the imperfect  correlation  of movements in the price of debt securities  being hedged and movements in the price of the hedging  instruments, the Fund might use  hedging  instruments  in a greater  dollar  amount  than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions  due to differences in the natures of those markets.  All
participants   in  the  futures  markets  are  subject  to  margin  deposit  and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,  investors  may close out  futures  contracts  through  offsetting transactions  which could distort the normal  relationship  between the cash and futures markets. From the point of view of speculators, the deposit requirements in the  futures  markets  are  less  onerous  than  margin  requirements  in the securities  markets.  Therefore,  increased  participation by speculators in the futures markets may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the municipal  securities  markets as a  temporary  substitute  for the  purchase of individual  securities  (long  hedging).  It is possible  that the market  might decline.  If the Fund then concludes not to invest in such securities because of concerns that there might be further market  decline or for other  reasons,  the
Fund will  realize a loss on the  hedging  instruments  that is not  offset by a reduction in the purchase price of the securities.

     An  option  position  may be  closed  out  only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary market will exist for a particular  option.  If the Fund could not effect a closing  purchase  transaction due to a lack of a market,  it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

     |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive floating rate  payments  for fixed rate  payments.  The Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than
25% of its total assets.  Also, the Fund will  segregate  liquid assets (such as cash or U.S.  government  securities)  to cover any  amounts  it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by
it. Credit risk arises from the possibility that the counterparty  will default.
If the  counterparty  to an interest  rate swap  defaults,  the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund can enter into swap transactions  with appropriate  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party  defaults  generally or on one swap,  the  counterparty  can terminate the swaps with that party.  Under master netting  agreements,  if there is a default resulting  in a loss to one  party,  that  party's  damages  are  calculated  by reference to the average cost of a  replacement  swap with respect to each swap.
The  gains  and  losses on all  swaps  are then  netted,  and the  result is the counterparty's gain or loss on termination. The termination of all swaps and the netting  of  gains  and  losses  on  termination  is  generally  referred  to as
"aggregation."

     |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures  and options on futures,  the Fund is required to operate within  certain  guidelines and restrictions  established by the Commodity  Futures Trading  Commission (the
"CFTC"). In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of Rule
4.5 adopted by the CFTC.  That Rule does not limit the  percentage of the Fund's assets that may be used for Futures  margin and related  options  premiums for a bona fide  hedging  position.  However,  under the Rule the Fund must  limit its aggregate initial futures margin and related options premiums to no more than 5%
of the Fund's net assets for hedging  strategies  that are not  considered  bona fide hedging  strategies  under the Rule. Under the Rule, the Fund also must use short  futures and  options on futures  positions  solely for bona fide  hedging purposes  within the  meaning  and intent of the  applicable  provisions  of the
Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased  on the  same  or  different  exchanges,  or are  held  in one or more accounts  or through  one or more  different  exchanges  or through  one or more brokers.  Thus,  the  number of  options  that the Fund may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange  may order the  liquidation  of positions found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment  Company Act, when the Fund purchases an interest rate future  or  municipal  bond  index  future,  it must  maintain  cash or  readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.

     |X| Temporary  Defensive and Interim  Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:

          |_|                         short-term
          municipal securities;
          |_|                         obligations   issued
          or  guaranteed  by the  U.S.  government  or its
          agencies or instrumentalities;
          |_|             corporate debt securities  rated
          within the three highest  grades by a nationally
          recognized rating agency;
          |_|             commercial  paper rated "A-1" by
          Standard  &  Poor's,   or  having  a  comparable
          rating by another  nationally  recognized-rating
          agency; and
          |_|             certificates   of   deposit   of
          domestic  banks  with  assets of $1  billion  or
          more.

     |X| Taxable  Investments.  While the Fund can invest up to 20% of its total assets in investments  that generate income subject to income taxes, it does not anticipate  investing  substantial  amounts of its assets in taxable investments under normal market  conditions or as part of its normal trading  strategies and policies. To the extent it invests in taxable securities,  the Fund would not be able to meet its objective of providing  tax exempt income to its  shareholders.
Taxable  investments  include,  for  example,  hedging  instruments,  repurchase agreements,  and some of the  types of  securities  it would  buy for  temporary defensive purposes.

|X| Investment in Other  Investment  Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company  Act  that  apply to those  types of  investments.  For example,  the Fund can  invest in  Exchange-Traded  Funds,  which are  typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of  gaining  exposure  to the  segments  of the  equity  or fixed-income  markets  represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another  investment  company may involve the payment of substantial premiums above the value of such investment  company's portfolio  securities and is subject to limitations  under the  Investment  Company Act. The Fund does not intend to invest in other investment  companies unless the Manager believes that the potential  benefits of the investment justify the payment of any premiums or sales  charges.  As a shareholder  of an investment  company,  the Fund would be subject to its ratable share of that investment  company's  expenses,  including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

     |X| Borrowing for Leverage.  The Fund can borrow from banks and  investment companies in amounts as permitted by the Investment Company Act to buy portfolio
securities.   Borrowing  to  purchase  portfolio  securities  is  a  speculative investment  technique  known as  "leveraging."  This  investment  technique  may subject the Fund to greater  risks and costs,  including  the burden of interest expense, an expense the Fund would not otherwise incur. The Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner required under applicable provisions of the Investment Company Act. If the value of the Fund's  assets fails to meet this 300% asset  coverage  requirement,  the
Fund is  required  to  reduce  its  bank  debt  within  three  days to meet  the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the Fund's net asset  value  per share  might  fluctuate  more  than that of funds  that do not borrow.

     The Fund has entered  into an  agreement  enabling it to  participate  with other  OppenheimerFunds  in an unsecured line of credit with a bank. Interest is charged  to each  fund  based on its  respective  borrowings.  The  Fund  pays a commitment  fee equal to its pro rata share of the average  amortized  amount of the credit line. This fee is described in the notes to the Financial  Statements at the end of this Statement of Additional Information.

|X|  Interfund   Borrowing  and  Lending   Arrangements.   Consistent  with  its
fundamental policies and pursuant to an exemptive order issued by the Securities and  Exchange  Commission  (the  "SEC"),  the Fund may engage in  borrowing  and lending activities with other funds in the OppenheimerFunds  complex.  Borrowing money from affiliated  funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements.  Lending money to an affiliated  fund may allow the Fund to obtain a higher rate of return than it  could  from  interest  rates  on  alternative  short-term  investments.  The
interfund   lending   arrangement  is  consistent  with  applicable   regulatory
requirements, including the provisions of the SEC order.

o Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the  borrowing  arrangement  are at least as favorable as the terms the
Fund could otherwise  negotiate with a third party. To assure that the Fund will not be disadvantaged by borrowing from an affiliated  fund,  certain  safeguards have been implemented. Examples of these safeguards include the following:
o     the  Fund  will not  borrow  money  from  affiliated
               funds  unless  the  interest  rate  is more
               favorable than available bank loan rates;
o     the Fund's  borrowing from affiliated  funds must be
               consistent  with its  investment  objective
               and investment policies;
o     the  loan   rates   will  be  the   average  of  the
               overnight    repurchase    agreement   rate
               available   through  the   OppenheimerFunds
               joint  repurchase  agreement  account and a
               pre-established     formula     based    on
               quotations   from   independent   banks  to
               approximate  the  lowest  interest  rate at
               which  bank  loans  would be  available  to
               the Fund;
o     if the  Fund  has  outstanding  borrowings  from all
               sources  greater  than  10%  of  its  total
               assets,  then the  Fund  must  secure  each
               additional  outstanding  interfund  loan by
               segregating  liquid  assets  of the Fund as
               collateral;
o     the Fund cannot  borrow from an  affiliated  fund in
               excess  of  125% of its  total  redemptions
               for the preceding seven days;
o     each  interfund  loan  may be  repaid  on any day by
               the Fund; and
o     the Trustees  will be provided  with a report of all
               interfund   loans  and  the  Trustees  will
               monitor  all  such   borrowings  to  ensure
               that   the    Fund's    participation    is
               appropriate.

     There is a risk that a borrowing fund could have a loan called on one days'
notice.  In that  circumstance,  the Fund might have to borrow  from a bank at a higher  interest  cost  if  money  to  lend  were  not  available  from  another
Oppenheimer fund.

o Interfund Lending. To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards have been implemented. Examples of these safeguards include the following:
o     the Fund  will not lend  money to  affiliated  funds
               unless  the  interest  rate on such loan is
               determined  to  be  reasonable   under  the
               circumstances;
o     the Fund may not make  interfund  loans in excess of
               15% of its net assets;
o     an interfund loan to any one  affiliated  fund shall
               not exceed 5% of the Fund's net assets;
o     an interfund  loan may not be  outstanding  for more
               than seven days;
o     each  interfund  loan may be called on one  business
               day's notice; and
o     the Manager  will  provide the  Trustees  reports on
               all  interfund  loans   demonstrating  that
               the  Fund's  participation  is  appropriate
               and that the  loan is  consistent  with its
               investment objectives and policies.

     When the Fund lends assets to another  affiliated fund, the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the Investment  Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more  of the  shares  present  or
      represented  by proxy at a shareholder  meeting,  if
      the  holders  of more  than  50% of the  outstanding
      shares are present or represented by proxy, or
      |_|         more   than   50%  of  the   outstanding
      shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

     |_| The Fund may not borrow money, except to the extent permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     |_| The Fund cannot make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     |_|  The  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     |_| The Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by other investment companies.

     |_| The Fund cannot invest in real estate.  However, the Fund can invest in municipal  securities or other permissible  securities or instruments secured by real estate or interests in real estate.

     |_| The Fund cannot underwrite securities. A permitted exception is in case it is  deemed  to be an  underwriter  under  the  Securities  Act of  1933  when reselling in securities held in its portfolio.

     |_| The Fund cannot issue "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of the Fund are  designated as segregated or margin collateral or escrow  arrangements are established to cover the related  obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio  securities  transactions,  and contracts to buy or sell  derivatives, hedging instruments, options or futures.

     |X| Does the Fund Have Additional  Non-Fundamental  Policies?  The Fund has
additional operating policies that are not fundamental, and which can be changed by the Board of Trustees without shareholder approval.  The following investment restrictions are not fundamental policies of the Fund:

     |_|  Although the Fund can invest 25% or more of its assets in a particular segment  of the  municipal  bond  market,  it will not invest 25% or more of its total assets in industrial revenue bonds in a single industry.

     |_| The Fund will not purchase or retain  securities  if, as a result,  the
Fund would  have more than 5% of its total  assets  invested  in  securities  of private issuers having a record of less than three years' continuous  operation, or in  industrial  development  bonds if the private  entity on whose credit the security is based, directly or indirectly,  is less than three years old, unless the security is rated by a  nationally-recognized  rating service. In each case, that period may include the operation of predecessor companies or enterprises.

     |_| The Fund will not  invest in common  stock or any  warrants  related to common stocks. These operating policies are not fundamental policies.

     Unless the Prospectus or Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

Diversification.  The  Fund  intends  to be  "diversified"  as  defined  in  the
Investment  Company Act and to satisfy the  restrictions  against  investing too much of its assets in any "issuer" as set forth in the  restrictions  above.  In implementing  this  policy,  the  identification  of the  issuer of a  municipal security  depends on the terms and  conditions of the security.  When the assets and  revenues  of an  agency,  authority,  instrumentality  or  other  political subdivision  are  separate  from  those of the  government  creating  it and the security is backed only by the assets and revenues of the  subdivision,  agency, authority or instrumentality,  the latter would be deemed to be the sole issuer.
Similarly,  if an industrial  development  bond is backed only by the assets and revenues of the non-governmental  user, then that user would be deemed to be the sole issuer.  However,  if in either case the creating  government or some other entity  guarantees  a security,  the  guarantee  would be  considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against  Concentration.  To implement its policy not to concentrate its investments,  the Fund has adopted the industry  classifications set forth in  Appendix B to this  Statement  of  Additional  Information.  Those industry classifications are not a fundamental policy.

     In implementing the Fund's policy not to concentrate its  investments,  the
Manager  will  consider  a  non-governmental  user  of  facilities  financed  by industrial  development  bonds as being in a particular  industry.  That is done even  though  the bonds are  municipal  securities,  as to which the Fund has no
concentration  limitation.   Although  this  application  of  the  concentration
restriction  is not a  fundamental  policy of the Fund,  it will not be  changed without shareholder approval.

How the Fund is Managed

Organization  and History.  The Fund is a  diversified  investment  portfolio or
"series" of  Oppenheimer  Municipal  Fund, an open-end,  diversified  management investment company organized as a Massachusetts  business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

     Oppenheimer  Municipal  Fund  (and  therefore  the Fund as its  series)  is governed  by a Board  of  Trustees,  which is  responsible  for  protecting  the
interests  of  shareholders  under   Massachusetts's   law.  The  Trustees  meet
periodically  throughout the year to oversee the Fund's  activities,  review its performance, and review the actions of the Manager.

     Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create  new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or  classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class A, Class B and Class
C. All classes invest in the same investment portfolio. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for
      the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in
      which interests of one class are different from
      interests of another class, and
o     votes as a class on matters that affect that class
      alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the vote of  shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may do so from  time to  time on  important  matters  or when required  to do so by the  Investment  Company  Act  or  other  applicable  law.
Shareholders  have  the  right,  upon  the  declaration  in  writing  or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

Board of Trustees and Oversight  Committees.  The Fund is governed by a Board of
Trustees,  which is responsible  for  protecting  the interests of  shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit  Committee and a Review  Committee.  The
Audit Committee is comprised solely of Independent Trustees.  The members of the
Audit Committee are Edward L. Cameron (Chairman),  William L. Armstrong,  George
C. Bowen and Robert J. Malone.  The Audit  Committee held 6 meetings  during the fiscal year ended  September 30, 2003. The Audit  Committee  furnishes the Board with recommendations regarding the selection of the Fund's independent auditors.
Other main functions of the Audit Committee include, but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged;  (ii) reviewing reports from the Fund's independent  auditors regarding the Fund's  internal  accounting  procedures and controls;  (iii) review reports from the Manager's  Internal Audit Department;  (iv) maintaining a separate line of  communication  between the Fund's  independent  auditors and its Independent
Trustees;  and (v) exercise all other functions  outlined in the Audit Committee
Charter,  including but not limited to reviewing the  independence of the Fund's independent  auditors  and the  pre-approval  of the  performance  by the Fund's independent  auditors of any non-audit service,  including tax service,  for the
Fund and the Manager and certain affiliates of the Manager.

     The Audit Committee's  functions  include selecting and nominating,  to the full Board,  nominees for election as Trustees,  and  selecting  and  nominating
Independent  Trustees  for  election.  The Audit  Committee  may,  but need not, consider  the advice and  recommendation  of the Manager and its  affiliates  in selecting  nominees.  The full  Board  elects  new  trustees  except  for  those instances when a shareholder vote is required.

     To date,  the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals,  accompanied by complete and properly supported resumes, for the
Audit Committee's  consideration by mailing such information to the Committee in care of the Fund.  The  Committee  may consider  such persons at such time as it meets to consider  possible  nominees.  The  Committee,  however,  reserves sole
discretion  to  determine  the   candidates  to  present  to  the  Board  and/or
shareholders when it meets for the purpose of considering potential nominees.

The  members of the Review  Committee  are Jon S. Fossel  (Chairman),  Robert G.
Avis, Sam Freedman,  Beverly  Hamilton and F. William  Marshall,  Jr. The Review
Committee held 6 meetings during the fiscal year ended September 30, 2003. Among other functions,  the Review Committee reviews reports and makes recommendations to the Board  concerning  the fees  paid to the  Fund's  transfer  agent and the services  provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

Trustees and Officers of the Fund.  Except for  Mr.  Murphy,  each of the
Trustees are  "Independent  Trustees," as under the Investment  Company Act. Mr.
Murphy is an "Interested  Trustee," because he is affiliated with the Manager by virtue of his  positions  as an officer and  director of the  Manager,  and as a shareholder  of its parent  company.  Mr. Murphy was elected as a Trustee of the
Fund  with  the  understanding  that in the  event  he  ceases  to be the  chief executive  officer of the  Manager,  he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

     The Fund's Trustees and officers and their positions held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees  or  directors  of the  following  Oppenheimer  funds  (except  for Ms.
Hamilton  and Mr.  Malone ,  who are not  Trustees of  Oppenheimer  Senior
Floating Rate Fund) (referred to as "Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without  sales  charge.  The sales charges on Class A shares is waived for
that  group  because  of  the  economies  of  sales  efforts   realized  by  the
Distributor.

Messrs.  Fielding,  Murphy,  Molleur,  Vottiero,  Wixted  and  Zack,  and  Mses.
Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices  with one or more of the other  Board II Funds as with the  Fund.  As of
October 22, 2003,  the Trustees and officers of the Fund,  as a group,  owned of record or  beneficially  less than 1% of each  class of shares of the Fund.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the shares beneficially  owned under that plan by the officers of the Fund listed above. In addition,  each  Independent  Trustee,  and  his  family  members,  do  not  own securities  of either the  Manager or  Distributor  of the Board II Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Affiliated Transactions and Material Business Relationships.  In 2001, Mr. Swain
surrendered for cancellation  60,000 options of Oppenheimer  Acquisition Company
("OAC") (the Manager's  parent holding company) to MassMutual for a cash payment of $2,700,600.

Mr. Swain has reported  that he sold a residential  property to Mr.  Freedman on
October 23, 2001 for $1.2  million.  An  independent  appraisal  of the property supported the sale price.

The  address  of  each  Trustee  in the  chart  below  is 6803  S.  Tucson  Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James C. Swain,     Formerly,  Chief Executive Officer (until $0         Over
Chairman and        August  27,  2002) of the Board II Funds,            $100,000
Trustee since 1986  Vice Chairman  (until January 2, 2002) of
Age: 70             the Manager and  President and a director
                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the
                    Manager).  Oversees 38  portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.          Chairman   of   the   following   private $0         $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Vice Chairman and   Mortgage     Company     (since    1991),
Trustee since 1999  Centennial  State Mortgage Company (since
Age: 66             1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,     Formerly,  Director and President of A.G. $0         Over
Trustee since 1993  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 72             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Formerly (until April 1999):  Senior Vice $0         Over
Trustee since 1998  President   (from   September  1987)  and            $100,000
Age: 67             Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  OppenheimerFunds  plc (offshore fund
                    management  subsidiaries of the Manager).
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $0         $50,001-
Trustee since 1999  Vernon,  George  Washington's home (since            $100,000
Age: 65             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Chairman and Director (since 1998) of     $0         Over
Trustee since 1990  Rocky Mountain Elk Foundation (a                     $100,000
Age: 61             not-for-profit foundation); and a
                    director (since October 1999) of P.R.
                    Pharmaceuticals (a privately held
                    company) and UNUMProvident (an insurance
                    company) (since June 1, 2002). Formerly
                    Chairman and a director (until October
                    1996) and President and Chief Executive
                    Officer (until October 1995) of the
                    Manager; President, Chief Executive
                    Officer and a director of Oppenheimer
                    Acquisition Corp., Shareholders Services
                    Inc. and Shareholder Financial Services,
                    Inc. (until October 1995). Oversees 38
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director of Colorado Uplift (a            $0         Over
Trustee since 1996  non-profit charity) (since September                 $100,000
Age: 63             1984). Formerly (until October 1994) Mr.
                    Freedman held several positions in
                    subsidiary or affiliated companies of
                    the Manager. Oversees 38 portfolios in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.          Trustee (since 1996) of MassMutual        $0         $10,001-$50,000
Hamilton,           Institutional Funds and of MML Series
Trustee since 2002  Investment Fund (open-end investment
Age: 57             companies); Director of MML Services
                    (since April 1987) and America Funds
                    Emerging Markets Growth Fund (since
                    October 1991) (both are investment
                    companies), The California Endowment (a
                    philanthropy organization) (since April
                    2002), and Community Hospital of
                    Monterey Peninsula, (since February
                    2002); a trustee (since February 2000)
                    of Monterey International Studies (an
                    educational organization), and an
                    advisor to Unilever (Holland)'s pension
                    fund and to Credit Suisse First Boston's
                    Sprout venture capital unit. Mrs.
                    Hamilton also is a member of the
                    investment committees of the Rockefeller
                    Foundation, the University of Michigan
                    and Hartford Hospital. Formerly,
                    President (February 1991-April 2000)
                    ARCO Investment Management Company.
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Chairman  and CEO (since  2003) of Steele $0         Over
Trustee since 2002  Street State Bank (a  commercial  banking            $100,000
Age: 59             entity);  Director  (since 2001) of Jones
                    Knowledge,   Inc.   (a   privately   held
                    company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 37  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William          Trustee   (since   1996)  of   MassMutual $0         Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 61             companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   40
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

     The address of Mr. Murphy in the chart below is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, NY  10281-1008 .  Mr. indefinite term, until his resignation, death or removal.

                           Interested Trustee and Officer    Murphy serves for an
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and $0         Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 54            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    66     portfolios    in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the  Officers in the chart below is as follows:  for Messrs.
Fielding, Molleur and Zack and Ms. Feld, Two World Financial Center, 225 Liberty
Street,  11th Floor, New York, NY  10281-1008 ,  for Messrs.  Vottiero and
Wixted  and  Mses.  Bechtolt  and  Ives,  6803 S.  Tucson  Way,  Centennial,  CO
80112-3924.  Each Officer  serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice President (since January 1996) of the Manager;
Vice President and      Chairman of the Rochester Division of the Manager (since
Portfolio Manager       January 1996); an officer of 9 portfolios in the
since 2002              OppenheimerFunds complex.
Age:  54
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 44                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc (offshore fund  management  subsidiaries of the Manager)
                        (since  May 2000) and OFI  Institutional  Asset  Management,
                        Inc. (since  November  2000);  Treasurer and Chief Financial
                        Officer  (since May 2000) of  Oppenheimer  Trust  Company (a
                        trust  company   subsidiary   of  the  Manager);   Assistant
                        Treasurer  (since  March  1999) of  Oppenheimer  Acquisition
                        Corp.  and  OppenheimerFunds  Legacy  Program  (since  April
                        2000);   formerly  Principal  and  Chief  Operating  Officer
                        (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund
                        Services  Division.  An  officer  of 82  portfolios  in  the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82
Age:  40                portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age:  40                Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 82 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President &        (since February 2002) of the Manager;  General Counsel and a
Secretary since 2001    director   (since   November   2001)   of   OppenheimerFunds
Age: 55                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        And  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 73
Age: 46                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     |X| Remuneration of Trustees.  The officers of the Fund and Mr. Murphy (who is an officer  and  Trustee of the Fund) are  affiliated  with the  Manager  and receive  no salary  or fee from the Fund.  The  remaining  Trustees  of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2003. The compensation  from all 41 of the Board
II Funds (including the Fund) represents  compensation received for serving as a director or trustee and member of a committee (if  applicable)  of the boards of those funds during the calendar year ended December 31, 2002.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
James C. Swain                            $1,680                $177,996
Chairman of the Board of Trustees
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong
Vice Chairman of the Board and             $960                 $92,076
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                             $960                 $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                            $960                 $91,124
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                         $1,092                $99,743
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                             $1,092                $94,590
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                               $960                 $92,199
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton                      $94722              $113,6593,4
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone                       $9475                $58,3265
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone                        $960                $138,1246
Audit Committee Member

-------------------------------------------------------------------------------

Effective  July 1,  2002,  C.  Howard  Kast and  Robert M.  Kirchner  retired as
Trustees from the Board II Funds. For the calendar year ended December 31, 2002,
Mr. Kast received $41,451 and Mr. Kirchner  received $38,001 total  compensation from all of the Oppenheimer funds for which they served as Trustee.

1. Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.
2. Includes $947 deferred under Deferred Compensation Plan described below.
3. Mrs.  Hamilton and Mr.  Malone were elected as Trustees of the Board II Funds effective June 1, 2002. Total  compensation for Mrs. Hamilton and Mr. Malone was paid by all the  Board  II  Funds,  with the  exception  of  Oppenheimer  Senior
Floating Rate Fund for which they  currently do not serve as Trustees  (total of
40 Oppenheimer funds at December 31, 2002).

Includes  $55,333  compensation  (of which 100% was deferred  under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a  trustee  by two open-end  investment  companies  (MassMutual  Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.
5. Includes $947 deferred under Deferred Compensation Plan described below.
6. Includes $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end  investment  companies  (MassMutual  Institutional Funds and MML
Series Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.

* For purposes of this section only,  "Fund  Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with the  instructions  for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

     |X|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any  Trustee.  Pursuant to an Order issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustee  under  the  plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustee's deferred fee account.

     |X| Major Shareholders.  As of October 22, 2003, the only persons who owned of record or who were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

MLPF&S for the sole benefit of its customers,  Attn:  Fund Admin. # 974E0,  4800
Deer  Lake  Drive  East,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
1,635,912.472  Class A Shares,  representing  9.01% of the  Class A Shares  then outstanding;

Citigroup Global Markets, Inc. #109801250,  Attn: Cindy Tempesta, 7th Floor, 333
West 34th Street,  New York,  NY  10001-2483,  which owned  969,283.344  Class A
Shares, representing 5.34% of the Class A shares then outstanding;

MLPF&S for the sole benefit of its customers,  Attn:  Fund Admin.  #97HF3,  4800
Deer  Lake  Drive  East,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
690,950.785  Class B Shares,  representing  14.06%  of the  Class B Shares  then outstanding; and

Citigroup Global Markets, Inc. #109801250,  Attn: Cindy Tempesta, 7th Floor, 333
West 34th Street,  New York,  NY  10001-2483,  which owned  394,713.536  Class B
Shares, representing 8.03% of the Class B shares then outstanding;

Citigroup Global Markets, Inc. #109801250,  Attn: Cindy Tempesta, 7th Floor, 333
West 34th Street,  New York,  NY  10001-2483,  which owned  870,014.699  Class C
Shares, representing 7.42% of the Class C shares then outstanding;

MLPF&S for the sole benefit of its customers,  Attn:  Fund Admin. # 97C21,  4800
Deer  Lake  Drive  East,  Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
2,873,418.577  Class C Shares,  representing  24.50% of the Class C Shares  then outstanding.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained,  after paying a duplicating  fee, by electronic  request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and  Procedures  under  which the Fund  votes  proxies  relating  to  securities
("portfolio  proxies")  held by the Fund. The Fund's  primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund  and  its shareholders.  The Fund has retained an unaffiliated third-party as its agent to vote  portfolio  proxies in accordance  with the Fund's  Portfolio  Proxy Voting
Guidelines  and to maintain  records of such portfolio  proxy voting.  The Proxy
Voting Guidelines  include  provisions to address conflicts of interest that may arise  between  the Fund  and OFI  where  an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.
o    The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o    In  general,  the  Fund  opposes   anti-takeover   proposals  and  supports
     elimination of anti-takeover proposals, absent unusual circumstances.
o    The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement,  and opposes management proposals to add a super-majority vote requirement.
o    The Fund opposes proposals to classify the board of directors.
o    The Fund support proposals to eliminate cumulative voting.
o    The Fund opposes re-pricing of stock options.
o    The Fund generally considers executive compensation questions such as stock option  plans and bonus plans to be ordinary  business  activity.  The Fund analyzes stock option plans, paying particular  attention to their dilutive effect.  While the Fund generally supports management  proposals,  the Fund opposes plans it considers to be excessive.

     The Fund will be required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months  ended June 30th,  no later than August 31st of each year.  The first such filing is due no later than August 31, 2004,  for the twelve months ended June 30, 2004. Once filed,  the Fund's Form N-PX filing will be available (i) without charge,  upon request, by calling the Fund toll-free at
1.800.225.5677 and (ii) on the SEC's website at www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the  Fund's  portfolio  and  handles  its day-to day  business.  That  agreement requires the Manager,  at its expense,  to provide the Fund with adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the activities of all  administrative  and clerical personnel required
to   provide   effective   corporate   administration   for  the   Fund.   Those
responsibilities include the compilation and maintenance of records with respect to the Fund's operations,  the preparation and filing of specified reports,  and the  composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the  Fund.  The major  categories  relate to  interest,  taxes,  fees to
Independent  Trustees,  legal and audit  expenses,  custodian and transfer agent expenses,  share  issuance  costs,  certain  printing  and  registration  costs, brokerage commissions,  and non-recurring  expenses,  including litigation cost.
The management  fees paid by the Fund to the Manager are calculated at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of the Fund's net assets  represented  by Management Fee Paid to that class.  The  management  fees  OppenheimerFunds,  Inc.  paid by the  Fund to the
Manager during its last three fiscal years are listed below.

     Fiscal Year Ending 9/30
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2001                                 $ 651,264
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2002                                  $689,836
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2003                                 $1,487,419
-------------------------------------------------------------------------------

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties,  or reckless disregard for its obligations and duties under the investment  advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith  errors or  omissions  on its part with  respect to any of its duties under the agreement.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the Fund's right to use the name
"Oppenheimer" as part of its name.

     |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of  Trustees  including a majority  of the  Independent  Trustees is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires  that the Board  request and evaluate and the Manager  provide such information  as may  be  reasonably  necessary  to  evaluate  the  terms  of the investment  advisory agreement.  The Board employs an independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

     The Board also receives  information about the 12b-1  distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

     The Board reviewed the foregoing information in arriving at its decision to renew  the  investment  advisory  agreement.  Among  other  factors,  the  Board considered:
o     The nature, cost, and quality of the services
         provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in
         comparison to regular market indices
o     Economies of scale that may be available to the
         Fund from the Manager;
o     Fees paid by other mutual funds for similar
         services;
o     The value and quality of any other benefits or
         services received by the Fund from its
         relationship with the Manager, and
o     The direct and indirect benefits the Manager
         received from its relationship with the Fund.
         These included services provided by the
         Distributor and the Transfer Agent, and
         brokerage and soft dollar arrangements
         permissible under Section 28(e) of the
         Securities Exchange Act.

     The Board  considered  that the Manager must be able to pay and retain high quality  personnel at  competitive  rates to provide  services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important  so that the  Manager  will be able to  continue  to  provide  quality services  to the Fund and its  shareholders  in  adverse  times.  The Board also considered  the  investment  performance  of other mutual  funds  advised by the
Manager.  The  Board is aware  that  there  are  alternatives  to the use of the
Manager.

     These matters were also  considered  by the  Independent  Trustees  meeting separately  from the full Board  with  experienced  Counsel  to the  Independent
Trustees who assisted the Board in its deliberations.  The Independent Trustees'
Counsel is  independent  of the Manager within the meaning and intent of the SEC
Rules regarding the independence of counsel.

     After careful deliberation,  the Board, including the Independent Trustees, concluded  that it was in the best  interest of  shareholders  to  continue  the investment  advisory agreement for another year. In arriving at a decision,  the
Board did not  single  out any one  factor  or group of  factors  as being  more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the investment advisory agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use  broker-dealers  to effect  the  Fund's  portfolio  transactions.  Under the agreement,  the Manager may employ those broker-dealers  (including "affiliated"
brokers,  as that term is defined in the  Investment  Company Act) that,  in the
Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain,  at  reasonable  expense,  the "best  execution"  of portfolio transactions.  "Best execution"  refers to prompt and reliable  execution at the
most  favorable  price  obtainable.   The  Manager  need  not  seek  competitive
commission bidding. However, the Manager is expected to minimize the commissions paid to the extent  consistent  with the  interest  and  policies of the Fund as established by its Board of Trustees.

     Under the  investment  advisory  agreement,  the Manager may select brokers that provide  brokerage  and/or research  services for the Fund and/or the other accounts over which the Manager or its affiliates  have  investment  discretion.
The commissions paid to such brokers may be higher than another qualified broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

Subject to those other considerations,  as a factor in selecting brokers for the
Fund's portfolio transactions,  the Manager may also consider sales of shares of the  Fund  and  other  investment  companies  managed  by  the  Manager  or  its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above.  Generally the Manager's portfolio traders allocate brokerage upon  recommendations  from the Manager's portfolio managers.
In certain instances,  portfolio managers may directly place trades and allocate brokerage.  In either case,  the  Manager's  executive  officers  supervise  the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices.  The Fund  usually  deals  directly  with the selling or  purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained  by using the  services  of a broker.  Therefore,  the Fund does not
incur  substantial   brokerage  costs.   Portfolio   securities  purchased  from
underwriters  include  a  commission  or  concession  paid by the  issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers include a spread between the bid and asked price.

     The Fund seeks to obtain prompt  execution of orders at the most  favorable net prices. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the investment to which the option  relates.  Other funds  advised by the Manager have  investment objectives  and  policies  similar to those of the Fund.  Those  other funds may purchase or sell the same  securities  as the Fund at the same time as the Fund, which could affect the supply and price of the  securities.  When possible,  the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those  other  accounts  may be useful both to the Fund and one or more of the
Manager's other accounts.  Investment  research  services may be supplied to the
Manager by a third party at the  instance of a broker  through  which trades are placed.

     Investment research services include information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration  and helps  the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the  Board of the Fund  about  the  commissions  paid to  brokers  furnishing research services, together with the Manager's representation that the amount of such  commissions  was  reasonably  related  to the  value  or  benefit  of such services.

--------------------------------------------------------------------------------

    Fiscal Year Ended 9/30       Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2001                                   $11,470
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2002                                   $17,447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2003                                     $02
--------------------------------------------------------------------------------
1.    Amounts do not  include  spreads or  concessions  on
   principal amounts on a net trade basis.
2.    In the  fiscal  year  ended  9/30/03,  there were no
   transactions   directed   to   brokers   for   research
   services.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing prospectuses,  other than those furnished to existing  shareholders.
The Distributor is not obligated to sell a specific number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent  fiscal  years,  and the  contingent  deferred  sales  charges  retained  by the  Distributor  on the redemption  of shares for the most  recent  fiscal  year are shown in the tables below.

-------------------------------------------------------------------------------
            Aggregate     Class A     Concessions   Concessions   Concessions
 Fiscal     Front-End    Front-End     on Class A    on Class B   on Class C
  Year    Sales Charges    Sales         Shares        Shares       Shares
  Ended    on Class A     Charges     Advanced by   Advanced by   Advanced by
  9/30:      Shares     Retained by   Distributor1  Distributor1 Distributor1
                        Distributor2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2001       $88,200      $24,230        $4,248       $65,219       $33,758
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2002      $187,431      $56,500       $12,335       $131,411      $80,274
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2003     $1,692,485     $429,547      $152,106     $1,165,665   $1,320,313
-------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to
   dealers  for  certain  sales of Class A shares  and for
   sales  of  Class B and  Class  C  shares  from  its own
   resources at the time of sale.
2.    Includes  amounts  retained by a broker-dealer  that
   is an affiliate or parent of the distributor.

-------------------------------------------------------------------------------
              Class A Contingent   Class B Contingent     Class C Contingent
Fiscal Year     Deferred Sales       Deferred Sales     Deferred Sales Charges
Ended 9/30:        Charges               Charges             Retained by
                 Retained by           Retained by           Distributor
                 Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2001            $5,362               $24,044                 $580
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002            $2,764               $46,301                $5,423
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2003           $21,470              $132,342               $50,299
-------------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class A shares and  Distribution  and Service Plans for Class B and Class C shares under
Rule 12b-1 of the  Investment  Company Act.  Under those plans the Fund pays the
Distributor  for all or a portion of its costs  incurred in connection  with the distribution  and/or servicing of the shares of the particular  class. Each plan has been  approved by a vote of the Board of  Trustees,  including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

     Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates  and in their sole  discretion,  from time to time, may use their own resources (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution  and  administrative  services they perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments  they make from their own  resources to plan recipients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares 72 months after  purchase,  the Fund must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A plan that would materially  increase payments under the plan.  That  approval  must be by a  "majority"  (as  defined in the  Investment
Company Act) of the shares of each class, voting separately by class.

     While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made under a plan,  and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.

|X| Class A Service Plan Fees.  Under the Class A service plan, the  Distributor currently  uses the fees it receives  from the Fund to pay brokers,  dealers and other financial institutions (they are referred to as "recipients") for personal services and account  maintenance  services they provide for their customers who hold Class A shares.  The services  include,  among others,  answering  customer inquiries about the Fund,  assisting in establishing and maintaining accounts in the Fund,  making the Fund's  investment  plans  available and  providing  other services at the request of the Fund or the Distributor. The Class A service plan permits  reimbursements  to the  Distributor at a rate of up to 0.25% of average annual net assets of Class A shares.  The Board has set the rate at that  level.
While the plan permits the Board to  authorize  payments to the  Distributor  to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

     For the fiscal year ended  September 30, 2003,  payments  under the Class A
Plan  totaled  $448,228,  all of  which  all  was  paid  by the  Distributor  to recipients,  and included  $40,207  paid to an  affiliate  of the  Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares for any fiscal year may not be recovered in subsequent years. The
Distributor  may not use payments  received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

     |X| Class B and Class C  Distribution  and  Service  Plan Fees.  Under each plan, distribution and service fees are computed on the average of the net asset value of  shares in the  respective  class,  determined  as of the close of each regular  business day during the period.  Each plan provides for the Distributor to be  compensated  at a  flat  rate,  whether  the  Distributor's  distribution expenses  are more or less  than the  amounts  paid by the Fund  under  the plan during  the  period  for  which  the fee is paid.  The  types of  services  that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fee on shares or to pay  recipients the service fee on a quarterly basis, without payment in advance.  However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after
Class B and  Class C shares  are  purchased.  After the first  year  shares  are outstanding,  after their purchase,  the Distributor  makes service fee payments quarterly on those shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance service fee payment.  If Class B or Class C shares are redeemed during the first year after their  purchase,  the  recipient  of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment made on those shares.  In cases where the  Distributor  is the broker of record for Class B and Class C shares, i.e. shareholders without the services of a  broker  directly  invest  in  the  Fund,  the  Distributor  will  retain  the asset-based sales charge and service fee for Class B and Class C shares.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class.

     The Distributor retains the asset-based sales charge on Class B shares. The
Distributor  retains the  asset-based  sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the recipient on Class C shares outstanding for a year or  more.  If a  dealer  has a  special  agreement  with  the  Distributor,  the
Distributor  will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer  quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

     The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing  Class B and
Class C shares. The payments are made to the Distributor in recognition that the
Distributor:
o     pays sales concessions to authorized brokers and
         dealers at the time of sale and pays service
         fees as described above,
o     may finance payment of sales concessions and/or
         the advance of the service fee payment to
         recipients under the plans, or may provide such
         financing from its own resources or from the
         resources of an affiliate,
o     employs personnel to support distribution of Class
         B and Class C shares,
o     bears the costs of sales literature, advertising
         and prospectuses (other than those furnished to
         current shareholders) and state "blue sky"
         registration fees and certain other
         distribution expenses,
o     may not be able to adequately compensate dealers
         that sell Class B and Class C shares without
         receiving payment under the plans and therefore
         may not be able to offer such Classes for sale
         absent the plans,
o     receives payments under the plans consistent with
         the service fees and asset-based sales charges
         paid by other non-proprietary funds that charge
         12b-1 fees,
o     may use the payments under the plan to include the
         Fund in various third-party distribution
         programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering
         distribution services as much or more than the
         amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same
         or at a lesser cost, the same quality
         distribution sales efforts and services, or to
         obtain such services from brokers and dealers,
         if the plan payments were to be discontinued.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected  on redeemed  shares and from the Fund under the plans.  If either the
Class B or Class C plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments  of the  asset-based  sales  charge to the
Distributor for distributing shares before the plan was terminated.

 -----------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/03
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class:             Total          Amount      Distributor's   Distributor's
                                                 Aggregate     Unreimbursed
                                               Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
                  Under Plan    Distributor     Under Plan       of Class
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class B Plan
                   $474,436      $359,4361      $1,181,943         1.67%
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class C Plan
                   $928,190      $532,9882      $2,828,466         1.72%
 -----------------------------------------------------------------------------
1.    Includes   $1,673  paid  to  an   affiliate  of  the
     Distributor's parent company.
2.    Includes   $9,468  paid  to  an   affiliate  of  the
     Distributor's parent company.

     All  payments  under  the  Class B and  Class C plans  are  subject  to the limitations  imposed  by the  Conduct  Rules  of  the  National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees to NASD members.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety  of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of the its most recent  fiscal year end. You can obtain  current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

The Fund's  illustrations of its performance data in advertisements  must comply with rules of the SEC. Those rules  describe the types of performance  data that may be used and how it is to be calculated. In general, any advertisement by the
Fund of its  performance  data must include the average annual total returns for the advertised  class of shares of the Fund. Those returns must be shown for the one-, five- and 10-year periods (or the life of the class, if less) ending as of the  most  recently  ended  calendar  quarter  prior to the  publication  of the advertisement (or its submission for  publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

Use of standardized  performance calculations enables an investor to compare the
Fund's  performance  to the  performance  of other  funds for the same  periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance
         of a hypothetical account in the Fund over
         various periods and do not show the performance
         of each shareholder's account. Your account's
         performance will vary from the model
         performance data if your dividends are received
         in cash, or you buy or sell shares during the
         period, or you bought your shares at a
         different time and price than the shares used
         in the model.
o     The Fund's performance returns may not reflect the
         effect of taxes on dividends and capital gains
         distributions.
o     An investment in the Fund is not insured by the
         FDIC or any other government agency.
o     The principal value of the Fund's shares, and its
         yields and total returns are not guaranteed and
         normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may
         be worth more or less than their original cost.
o     Yields and total returns for any given past period
         represent historical performance information
         and are not, and should not be considered, a
         prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

|X|  Yields.  The Fund uses a variety  of  different  yields to  illustrate  its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o Standardized  Yield. The "standardized  yield" (sometimes  referred to just as
"yield") is shown for a class of shares for a stated  30-day  period.  It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day period,  but is a hypothetical  yield based upon the net investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)6 -1]
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the
           30-day period.
      b =  expenses accrued for the period (net of any
           expense assumptions).
      c =  the average daily number of shares of that
           class outstanding during the 30-day period
           that were entitled to receive dividends.
      d =  the maximum offering price per share of that
           class on the last day of the period, adjusted
           for undistributed net investment income.

     The standardized  yield for a particular  30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o Dividend  Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend  yield  is based on the  dividends  paid on a class of  shares during the actual dividend period. To calculate dividend yield, the dividends of a class  declared  during a stated  period  are added  together,  and the sum is multiplied by 12 (to  annualize  the yield) and divided by the maximum  offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering
                   price (payment date)

     The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent deferred  sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o Tax-Equivalent  Yield. The "tax-equivalent  yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's  standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent  yields shows  investors in different tax brackets the tax  equivalent  yield of the Fund based on their own tax bracket.

     The  tax-equivalent  yield is based on a 30-day period,  and is computed by dividing  the  tax-exempt  portion of the Fund's  current  yield (as  calculated above) by one minus a stated income tax rate. The result is added to the portion
(if any) of the Fund's current yield that is not tax-exempt.

     The  tax-equivalent  yield may be used to compare the tax effects of income derived  from the Fund with income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable income
(the net amount  subject to federal and state  income tax after  deductions  and exemptions).

------------------------------------------------------------------------------
           The Fund's Yields for the 30-Day Periods Ended 9/30/03
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                        Tax-Equivalent Yield
              Standardized Yield      Dividend Yield      (35.00% Fed. Tax
                                                              Bracket)
Class of
Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
              Without     After     Without    After     Without     After
               Sales      Sales      Sales     Sales      Sales      Sales
               Charge     Charge    Charge     Charge     Charge     Charge
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A        5.21%      5.02%      5.25%     5.06%      8.01%      7.73%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B        4.44%       N/A       4.55%      N/A       6.84%       N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C        4.46%       N/A       4.58%      N/A       6.86%       N/A
------------------------------------------------------------------------------

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return  shows the  average  rate of return for each year in a period  that would produce the  cumulative  total return over the entire period.  However,  average annual total returns do not show actual year-by-year performance.  The Fund uses standardized  calculations  for its total  returns as prescribed by the SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 3.50% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  4.0% in the first year, 3.0% in the second year,
2.0% in the third and fourth years,  1.0% in the fifth year and none thereafter.
For Class C shares,  the 1.0%  contingent  deferred sales charge is deducted for returns for the one-year period.

o Average Annual Total Return.  The "average  annual total return" of each class is an average  annual  compounded  rate of return  for each year in a  specified number of  years.  It is the rate of  return  based on the  change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below) held for a number of years  ("n" in the  formula)  to achieve  an Ending  Redeemable  Value
("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o Average  Annual Total  Return  (After  Taxes on  Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o Average Annual Total Return (After Taxes on  Distributions  and  Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual  compounded  rate of return for each year in a specified  number of years,  adjusted  to show the effect of federal  taxes
(calculated  using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any  distributions  made by the Fund during the  specified  period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the  redemption  date)  resulting  from the  redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below)
held for a number of years  ("n" in the  formula)  to  achieve  an ending  value
("ATVDR"  in the  formula) of that  investment,  after  taking into  account the effect of taxes on fund  distributions  and on the  redemption  of Fund  shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o Cumulative Total Return.  The "cumulative total return"  calculation  measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return,  but it  does  not  average  the  rate of  return  on an  annual  basis.
Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average  annual  total  return "at net asset  value"  (without deducting  sales  charges)  for  each  class  of  shares.  Each is  based on the difference  in net asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares  (without
considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 9/30/03
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           Cumulative Total            Average Annual Total Returns
             Returns (10
                years
              or life of
 Class of       class)
  Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                  5-Year           10-Year
                                 1-Year         (or life of      (or life of
                                                  class)           class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After    Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales    Sales
           Charge   Charge   Charge  Charge   Charge   Charge   Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Class A1  54.88%   60.50%   0.54%    4.19%   3.21%    3.95%    4.47%   4.84%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Class B2  43.88%   43.88%   -0.56%   3.40%   2.98%    3.15%    4.62%   4.62%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Class C3  49.15%   49.15%   2.44%    3.42%   3.16%    3.16%    4.15%   4.15%
-------------------------------------------------------------------------------
1. Inception of Class A: 11/11/86.
2. Inception of Class B: 9/11/95.
3.    Inception of Class C: 12/1/93.

----------------------------------------------------------------------------------
      Average Annual Total Returns for Class A Shares (After Sales Charge)
                          For the Period Ended 09/30/03
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                1-Year     5-Year or Life of   10- Year or Life
                                                 Class             of Class
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
      After Taxes on            0.54%            3.17%              4.44%1
       Distributions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on
Distributions and               2.12%            3.41%              4.51%1
Redemption of Fund Shares
----------------------------------------------------------------------------------
1.    Inception of Class A shares: 11/11/86.

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market  index in its  Annual  Report  to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the  performance of the funds in particular  categories.  Lipper also publishes "Lipper Leader" awards in two categories:

|X| Morningstar Ratings.  From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund  monitoring  service.  Morningstar  rates and ranks  mutual funds in broad investment  categories:  domestic stock funds,  international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked in the municipal national intermediate category.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a  Morningstar  Risk-Adjusted  Return measure that accounts for variation in a fund's monthly  performance  (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,
o     information about the performance of certain
         securities or commodities markets or segments
         of those markets,
o     information about the performance of the economies
         of particular countries or regions,
o     the earnings of companies included in segments of
         particular industries, sectors, securities
         markets, countries or regions,
o     the availability of different types of securities
         or offerings of securities,
o     information relating to the gross national or
         gross domestic product of the United States or
         other countries or regions,
o     comparisons of various market sectors or indices
         to demonstrate performance, risk, or other
         characteristics of the Fund.

About Your Account

How to Buy Shares

Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge  arrangements  offered by the Fund, and the  circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least  $50 and  shareholders  must  invest at least  $500  before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Fund  receives  Federal  Funds for the purchase  through the ACH system before the close of The New York Stock Exchange
("the  Exchange").  The  Exchange  normally  closes at 4:00 P.M.,  but may close earlier on certain  days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular  business  day. The proceeds of ACH  transfers are normally  received by the Fund three days after the transfers are initiated.  If the  proceeds  of the ACH  transfer  are not  received  on a timely  basis,  the
Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing  shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation  and Letters of Intent  because of the  economies of sales  efforts and reduction in expenses realized by the  Distributor,  dealers and brokers  making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional  Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X| Right of  Accumulation.  To qualify  for the lower sales  charge  rates that apply to  larger  purchases  of Class A  shares,  you and  your  spouse  can add together:
o     Class A and Class B shares you purchase for your
            individual accounts (including IRAs and
            403(b) plans), or for your joint accounts,
            or for trust or custodial accounts on behalf
            of your children who are minors,
o     Current purchases of Class A and Class B shares of
            the Fund and other Oppenheimer funds to
            reduce the sales charge rate that applies to
            current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds
            you previously purchased subject to an
            initial or contingent deferred sales charge
            to reduce the sales charge rate for current
            purchases of Class A shares, provided that
            you still hold your investment in one of the
            Oppenheimer funds.

     A fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including  one or more  employee  benefit plans of the same employer) that has multiple  accounts.  The  Distributor  will add the value, at current offering price, of the shares you previously purchased and currently own to the value of  current  purchases  to  determine  the sales  charge  rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X| The  Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund II
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
And the following money market funds:     Rochester Fund Municipals

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"),  if you purchase Class A shares or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters do not consider Class C or
Class N shares you purchase or may have purchased.

     A Letter is an investor's  statement in writing to the  Distributor  of the intention  to purchase  Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate  amount of purchases  of shares  which,  when added to the  investor's holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment  of dividends or  distributions  of capital gains and purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of
      Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge
            or subject to a Class A contingent deferred
            sales charge,
(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales
            charge, and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the
            other Oppenheimer funds that were acquired
            subject to a Class A initial or contingent
            deferred sales charge or (2) Class B shares
            of one of the other Oppenheimer funds that
            were acquired subject to a contingent
            deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.
Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned  to the Fund unpaid)  causes a loss to be  incurred  when the net asset  values of the Fund's shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that  loss.  If the  investor  fails to  compensate  the Fund for the loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be  reduced by  incremental  expenses  borne  solely by that  class.  Those expenses include the asset-based  sales charges to which Class B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the
         automatic conversion of shares from Class B to
         Class A shares;
o     Accounts with an active Asset Builder Plan,
         payroll deduction plan or a military allotment
         plan;
o     OppenheimerFunds-sponsored group retirement
         accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through
         the National Securities Clearing Corporation;
         and
o     Accounts that fall below the $500 threshold due
         solely to market fluctuations within the
         12-month period preceding the date the fee is
         deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than Exchange members may conduct trading in municipal  securities on days on which the Exchange is closed  (including  weekends  and  holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated on those days,  the Fund's net asset values per share may be  significantly  affected on such days when  shareholders  may not purchase or redeem shares.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry.
     o The  following  securities  are valued at the mean  between the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than
               397 days when issued,
(2)   debt instruments that had a maturity of 397 days
               or less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a
               maturity of 397 days or less when issued
               and which have a remaining maturity of 60
               days or less.
     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money
               market fund that had a maturity of less
               than 397 days when issued that have a
               remaining maturity of 60 days or less,
               and
(2)   debt instruments held by a money market fund that
               have a remaining maturity of 397 days or
               less.
o Securities  (including  restricted  securities)  not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures.

     If the  Manager  is unable to locate  two  market  makers  willing  to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls,  futures and  municipal  bond index futures are valued at the last  sale  price on the  principal  exchange  on which  they are  traded  or on
Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the  Manager.  If there were no sales that day,  they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing "bid" and "asked"  prices on the principal  exchange or on
Nasdaq on the  valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the valuation  date. If the put, call or future is not traded on an exchange  or on Nasdaq,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid"  price if no "asked"
price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:
(1)   for individual accounts, represents that they are
           the registered owner(s) of the shares of the
           Fund in that account;
(2)   for accounts for corporations, partnerships,
           trusts and other entities, represents that
           they are an officer, general partner, trustee
           or other fiduciary or agent, as applicable,
           duly authorized to act on behalf of the
           registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any
           bank through which the Fund's drafts (checks)
           are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a
           sufficient amount of shares from that account
           to cover payment of each check;
(4)   specifically acknowledges that if they choose to
           permit checks to be honored if there is a
           single signature on checks drawn against joint
           accounts, or accounts for corporations,
           partnerships, trusts or other entities, the
           signature of any one signatory on a check will
           be sufficient to authorize payment of that
           check and redemption from the account, even if
           that account is registered in the names of
           more than one person or more than one
           authorized signature appears on the
           Checkwriting card or the application, as
           applicable;
(5)   understands that the Checkwriting privilege may be
           terminated or amended at any time by the Fund
           and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor
           its bank shall incur any liability for that
           amendment or termination of checkwriting
           privileges or for redeeming shares to pay
           checks reasonably believed by them to be
           genuine, or for returning or not paying checks
           that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial
         sales charge or Class A shares on which a
         contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B
         contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The  Fund  may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board of Trustees  will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be  involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix C to this Statement of Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use Class A shares  held under the plan as  collateral  for a debt,  the
Planholder may request issuance of a portion of the shares in certificated form.
Upon written request from the Planholder,  the Transfer Agent will determine the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Limited Term New York Municipal Fund
      Fund
      Oppenheimer Municipal Bond Fund        Oppenheimer Senior Floating Rate
                                             Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer Multiple Strategies Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer New Jersey Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may
      not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible
      Securities Fund may be exchanged only for Class A
      shares of other Oppenheimer funds. They may not be
      acquired by exchange of shares of any class of any
      other Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal
      Fund may be exchanged only for Class B shares of
      other Oppenheimer funds and no exchanges may be
      made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund
      may not be exchanged for shares of Oppenheimer
      Money Market Fund, Inc., Oppenheimer Cash Reserves
      or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may
      purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may
      exchange shares of other Oppenheimer funds for
      shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of Oppenheimer funds may be
      exchanged at net asset value for shares of any
      money market fund offered by the Distributor.
      Shares of any money market fund purchased without
      a sales charge may be exchanged for shares of
      Oppenheimer funds offered with a sales charge upon
      payment of the sales charge. They may also be used
      to purchase shares of Oppenheimer funds subject to
      an early withdrawal charge or contingent deferred
      sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares
      of other mutual funds (other than funds managed by
      the Manager or its subsidiaries) redeemed within
      the 30 days prior to that purchase may
      subsequently be exchanged for shares of other
      Oppenheimer funds without being subject to an
      initial sales charge or contingent deferred sales
      charge. To qualify for that privilege, the
      investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at
      the time the shares of Oppenheimer Money Market
      Fund, Inc. are purchased. If requested, they must
      supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment
      trust for which reinvestment arrangements have
      been made with the Distributor may be exchanged at
      net asset value for shares of any of the
      Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main
      Street Fund may be exchanged at net asset value
      for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to
      exchange shares of other Oppenheimer funds for
      shares of Oppenheimer Principal Protected Main
      Street Fund until after the expiration of the
      warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main
      Street Fund II may be exchanged at net asset value
      for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to
      exchange shares of other Oppenheimer funds for
      shares of Oppenheimer Principal Protected Main
      Street Fund II until after the expiration of the
      warranty period (2/4/2011).

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any  Oppenheimer  fund (other than  Rochester  National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the  initial  purchase  of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When  Class A shares of  Rochester  National  Municipals  and  Rochester  Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer  Money Market
Fund,  Inc.  acquired  by  exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o With respect to Class B shares,  the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class C shares,  the Class C contingent  deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs and  403(b)  plans)  is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are  redeemed  to effect an  exchange, the  priorities  described  in "How To Buy  Shares"  in the  Prospectus  for the
imposition of the Class B, Class C or Class N contingent  deferred  sales charge will be followed  in  determining  the order in which the shares are  exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan will be switched to the new fund account unless you tell the Transfer Agent not  to do so.  However,  special  redemption  and  exchange  features  such  as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  Dividends will be payable on shares held of record at the time of the previous  determination  of net asset value,  or as otherwise described in "How to Buy Shares."  Daily  dividends will not be declared or paid on newly purchased  shares until such time as Federal Funds (funds credited to a member  bank's  account at the  Federal  Reserve  Bank) are  available  from the purchase  payment for such  shares.  Normally,  purchase  checks  received  from investors  are  converted  to Federal  Funds on the next  business  day.  Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (that is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The Fund's  practice of  attempting to pay dividends on Class A shares at a constant  level  requires  the Manager to monitor the Fund's  portfolio  and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level  needed to meet the target.  Those  securities  must be within  the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a  targeted  level  from  its  net  investment  income  and  other distributable income without any impact on the net asset values per share.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     The amount of a  distribution  paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same manner,  at the same time and on the same day for shares of each class. However,  dividends on Class B and Class C shares are expected to be lower  than  dividends  on Class A shares.  That is due to the  effect of the asset-based  sales charge on Class B and Class C shares.  Those  dividends  will also  differ in amount as a  consequence  of any  difference  in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's  distributions is briefly highlighted in the
Prospectus.   The  following  is  only  a  summary  of  certain  additional  tax considerations generally affecting the Fund and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue  Code  described  below.  Potential purchasers  of shares of the Fund are urged to consult  their tax advisers  with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company.
The Fund has elected to be taxed as a regulated
investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated
investment company, the Fund is not subject to federal
income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable
ordinary income, net of expenses) and capital gain net
income (that is, the excess of net long-term capital
gains over net short-term capital losses) that it
distributes to shareholders.

     If the  Fund  qualifies  as a  "regulated  investment  company"  under  the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Fund to "pass  through" its income and realized  capital  gains to  shareholders without having to pay tax on them. The Fund qualified as a regulated  investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex  tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular year. If it does not qualify,  the Fund will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders.  In such an instance, all of the Fund's dividends would be taxable to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are  described  below.  Distributions  by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year,  will be considered  distributions  of income and gains for
the  taxable  year  and  will  therefore   count  toward   satisfaction  of  the
above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|  Taxation  of Fund  Distributions.  The Fund  intends to  qualify  under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders.  To satisfy this qualification,  at the end of each quarter of its  taxable  year,  at least 50% of the  value of the  Fund's  total  assets consists of  obligations  as defined in Section  103(a) of the Internal  Revenue
Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal  securities will be excludable from gross income of shareholders  for federal income tax purposes.  To the extent the Fund fails to  qualify  to pay  exempt-interest  dividends  in any given  form,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     Net investment income includes the allocation of amounts of income from the municipal  securities in the Fund's  portfolio that are free from federal income taxes.  This  allocation  will be made by the use of one  designated  percentage applied  uniformly to all income dividends paid during the Fund's tax year. That designation  will  normally be made  following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income  designated as tax-exempt  may  substantially  differ from the  percentage of the Fund's income that was tax-exempt for a given period.

     A portion of the exempt-interest  dividends paid by the Fund may be an item of tax preference for shareholders  subject to the federal  alternative  minimum tax.  The  amount of any  dividends  attributable  to tax  preference  items for purposes of the alternative  minimum tax will be identified when tax information is distributed by the Fund.

     A shareholder  receiving a dividend from income earned by the Fund from one or more of the following  sources must treat the dividend as ordinary  income in the  computation of the  shareholder's  gross income,  regardless of whether the dividend is reinvested:

(1)   certain taxable temporary investments (such as
          certificates of deposit, repurchase agreements,
          commercial paper and obligations of the U.S.
          government, its agencies and
          instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt
          bonds.

     The  Fund's  dividends  will  not be  eligible  for the  dividends-received deduction for corporations.  Shareholders  receiving Social Security or railroad retirement benefits should be aware that exempt-interest  dividends are a factor in  determining  whether (and the extent to which) such  benefits are subject to federal income tax.  Losses  realized by  shareholders on the redemption of Fund shares within six months of purchase will be disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts. If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in January of each year.  Such treatment will apply no matter how long the shareholder has held his or her  shares  or  whether  that gain was  recognized  by the Fund  before  the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income  dividends (not  including  "exempt-interest  dividends"),  capital gains distributions  (including  short-term  and  long-term)  and the  proceeds of the redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding  for  failure to report the receipt  of  interest  or  dividend  income  properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an  "exempt  recipient"  (such  as a  corporation).  All  income  and any tax withheld  by the  Fund is  remitted  by the  Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

|X| Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include,  but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,   ordinary  income  dividends  paid  (not  including  exempt-interest dividends paid by the Fund) from a mutual fund are not  considered  "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
All income and any tax  withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports  mailed to  shareholders  in March of each year.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary  income  dividends
(not  including  "exempt-interest   dividends"),   capital  gains  distributions
(including  short-term  and  long-term)  and the proceeds of the  redemption  of shares,  paid to any foreign  person.  All income and any tax  withheld (in this situation)  by the Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the
Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided to the  Fund  must be  pre-approved  the  Audit  Committee.  Non-audit  services provided by Deloitte & Touche LLP to the Manager and certain  related  companies must also be pre-approved by the Audit Committee.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of
 Oppenheimer Limited Term Municipal Fund:

We have  audited  the  accompanying  statement  of  assets  and  liabilities  of
Oppenheimer Limited Term Municipal Fund, a series of Oppenheimer Municipal Fund, including  the  statement  of  investments,  as of September  30, 2003,  and the related  statement  of  operations  and cash flows for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, and the financial  highlights for the periods indicated.  These financial statements  and  financial  highlights  are  the  responsibility  of the  Fund's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other auditing procedures.  An audit also includes assessing the accounting principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement presentation.

     We believe that our audits provide a reasonable  basis for our opinion.  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects,  the financial position of Oppenheimer
Limited Term  Municipal  Fund, a series of  Oppenheimer  Municipal  Fund,  as of
September  30, 2003,  the results of its  operations  and its cash flows for the year then ended,  the changes in its net assets for each of the two years in the period then ended, and the financial  highlights for the periods  indicated,  in conformity with accounting principles generally accepted in the United States of
America.

/s/Deloitte & Touche LLP
 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2003

Effective

Principal
Maturity*    Market Value
     Amount
               Coupon        Maturity
(Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--105.0%
-------------------------------------------------------------------------------------------------------------------
Alabama--1.8%
$   100,000   AL 21st Century Authority Tobacco

Settlement                                     5.250%
12/01/2006     12/01/2006 b   $    104,575
-------------------------------------------------------------------------------------------------------------------
     15,000   AL HFA (Collateralized Home
Mortgage)          6.100     10/01/2020     04/01/2009
b         15,526
-------------------------------------------------------------------------------------------------------------------
     45,000   AL Hsg. Finance
Authority                      5.750     04/01/2012
04/01/2009 b         47,421
-------------------------------------------------------------------------------------------------------------------
  4,505,000   Bay Minette, AL IDB (B.F.
Goodrich)            6.500     02/15/2009     08/15/2005
b      4,599,380
-------------------------------------------------------------------------------------------------------------------
     30,000   Birmingham, AL Private Educational Building
              Authority (Birmingham-Southern
College)        6.000     12/01/2021     06/01/2008
b         30,881
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International
Corp.)                 5.900     02/01/2017
02/01/2006 b         15,210
-------------------------------------------------------------------------------------------------------------------
  2,000,000   Courtland, AL IDB
              (Champion International
Corp.)                 6.150     06/01/2019
06/01/2007 b      2,065,920
-------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International
Corp.)                 6.500     09/01/2025
09/01/2007 b         15,468
-------------------------------------------------------------------------------------------------------------------
    640,000   Courtland, AL IDB
              (Champion International Corp.), Series
A       6.375     03/01/2029     03/01/2005 b
645,773
-------------------------------------------------------------------------------------------------------------------
      5,000   Huntsville, AL IDB (Coltec
Industries)         9.875     10/01/2010     10/01/2003
b          5,012
-------------------------------------------------------------------------------------------------------------------
     30,000   Jasper, AL Medical Clinic Board
              (Walker Regional Medical
Center)               6.400     07/01/2011
12/01/2003 b         30,345
-------------------------------------------------------------------------------------------------------------------
     45,000   Montgomery, AL Medical Clinic Board
              Health
Care                                    7.000
03/01/2015     03/01/2004 b         45,098
-------------------------------------------------------------------------------------------------------------------
    540,000   Montgomery, AL Medical Clinic Board
              Health Care
     7.375     03/01/2006     12/01/2005 b        541,858
-------------------------------------------------------------------------------------------------------------------
     25,000   Morgan County-Decatur, AL Health Care
              Authority (Decatur General
Hospital)           6.250     03/01/2013     03/01/2004
b         26,025
-------------------------------------------------------------------------------------------------------------------
    775,000   Tuskugee, AL GO
          7.000     01/01/2021     01/01/2006 b
792,267

--------------

                             8,980,759

-------------------------------------------------------------------------------------------------------------------
Alaska--0.0%
     10,000   AK HFC (Veterans Homes), Series
B-2            6.700     12/01/2025     12/01/2003
b         10,016
-------------------------------------------------------------------------------------------------------------------
     15,000   AK HFC, Series
A                               6.000     12/01/2015
06/01/2008 b         15,108
-------------------------------------------------------------------------------------------------------------------
     40,000   AK International Airports, Series
I            5.500     10/01/2015     10/01/2003
b         40,928

--------------

66,052

-------------------------------------------------------------------------------------------------------------------
Arizona--0.0%
     15,000   AZ COP, Series
1                               5.900     08/01/2008
02/01/2004 b         15,238
-------------------------------------------------------------------------------------------------------------------
     10,000   AZ COP, Series
4                               5.500     08/01/2019
08/01/2004 b         10,229
-------------------------------------------------------------------------------------------------------------------
     10,000   Glendale, AZ Improvement District No.
57       6.000     01/01/2011     01/01/2004 b
10,109
-------------------------------------------------------------------------------------------------------------------
     15,000   Pima County, AZ Junior College
District        7.000     07/01/2009     01/01/2004
b         15,662
-------------------------------------------------------------------------------------------------------------------
     50,000   University of AZ Medical
Center                6.250     07/01/2010
02/01/2004 b         50,708

--------------

101,946
-------------------------------------------------------------------------------------------------------------------
Arkansas--0.2%
     20,000   AR DFA (Single Family Mtg.), Series
C          6.350     09/01/2014     09/01/2004 b
20,218
-------------------------------------------------------------------------------------------------------------------
     25,000   Independence County, AR Pollution Control
              (Arkansas Power & Light
Company)               6.250     01/01/2021
07/01/2005 b         25,331
-------------------------------------------------------------------------------------------------------------------
     25,000   Pope County, AR Pollution Control
              (Arkansas Power & Light
Company)               6.300     11/01/2020
11/01/2003 b         25,015

10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
            Maturity*    Market Value

Amount
Coupon        Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Arkansas Continued
$   875,000   Warren, AR Solid Waste Disposal
              (Potlatch
Corp.)                               7.500%
08/01/2013     02/01/2004 b   $    875,700

                                          --------------

946,264
-------------------------------------------------------------------------------------------------------------------
California--7.8%
  1,000,000   CA CDA (East Valley
Tourist)                  11.000     10/01/2020
03/01/2007 g        994,680
-------------------------------------------------------------------------------------------------------------------
  3,620,000   CA Golden State Tobacco
              Securitization
Corp.                           6.250     06/01/2033
09/11/2012 c      3,139,481
-------------------------------------------------------------------------------------------------------------------
  8,000,000   CA Golden State Tobacco
              Securitization Corp. Enhanced
w                5.750     06/01/2022     06/01/2008
b      8,421,520
-------------------------------------------------------------------------------------------------------------------
 11,500,000   CA Golden State Tobacco
              Securitization Corp. Enhanced
w                5.750     06/01/2023     06/01/2008
b     12,086,155
-------------------------------------------------------------------------------------------------------------------
     60,000   CA Loan Purchasing Finance
Authority           5.600     10/01/2014     10/01/2003
b         60,814
-------------------------------------------------------------------------------------------------------------------
  3,200,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS
i         9.502 r   11/01/2015     11/01/2005 b
3,333,792
-------------------------------------------------------------------------------------------------------------------
    100,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center)
              PARS &
INFLOS                                  5.400 v
11/01/2015     11/01/2005 b        102,091
-------------------------------------------------------------------------------------------------------------------
    250,000   Northern CA Tobacco Securitization
              Authority (TASC), Series
B                     5.000     06/01/2028
04/28/2010 c        200,170
-------------------------------------------------------------------------------------------------------------------
    500,000   Sacramento, CA Cogeneration Authority
              (Proctor &
Gamble)                             6.375
07/01/2010     07/01/2005 b        531,135
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
              Tribe Enterprise
                              6.125     03/01/2013
04/06/2011 c      5,991,120
-------------------------------------------------------------------------------------------------------------------
  5,000,000   Southern CA Tobacco Securitization
              Authority
(TASC)                               5.500
06/01/2036     08/18/2014 c      3,867,500

--------------

38,728,458

-------------------------------------------------------------------------------------------------------------------
Colorado--1.5%
     30,000   Adams County, CO Pollution Control,
              Series
A                                       5.875
04/01/2014     10/01/2003 b         30,412
-------------------------------------------------------------------------------------------------------------------
     20,000   Arapahoe County, CO School District
GO         6.350     12/01/2004     12/01/2003 b
20,284
-------------------------------------------------------------------------------------------------------------------
    100,000   CO Health Facilities Authority
              (North Colorado Medical
Center)                6.000     05/15/2020
11/15/2003 b        102,392
-------------------------------------------------------------------------------------------------------------------
     12,000   CO Hsg. & Finance Authority, Series
A          7.400     11/01/2027     05/01/2004 g
12,069
-------------------------------------------------------------------------------------------------------------------
    480,000   CO Hsg. & Finance Authority, Series
B1         7.900     12/01/2025     01/01/2004 g
501,327
-------------------------------------------------------------------------------------------------------------------
    680,000   CO Hsg. & Finance Authority, Series
C-2        6.875     11/01/2028     03/01/2005 c
684,005
-------------------------------------------------------------------------------------------------------------------
     20,000   Denver, CO City & County
Airport               5.600     11/15/2020
11/15/2006 b         21,772
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES
i      10.589 r   11/15/2014     11/15/2010 b
1,233,280
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES
i      10.589 r   11/15/2015     11/15/2010 b
1,842,090
-------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport
RITES        10.589 r   11/15/2016     11/15/2010 b
1,828,410
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport
RITES        10.589 r   11/15/2018     11/15/2010 b
1,206,000

                                      --------------

7,482,041
-------------------------------------------------------------------------------------------------------------------
Connecticut--0.2%
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic
Corp.)                   5.500     06/01/2028
06/01/2004 b        107,356
-------------------------------------------------------------------------------------------------------------------
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic
Corp.)                   5.600     06/01/2028
06/01/2005 b        107,435

11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value

Amount
Coupon        Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Connecticut
Continued
$   170,000   CT Health & Educational Facilities
Authority
              (New Britain General Hospital), Series
B         6.000%    07/01/2024     07/01/2004 b   $
178,505
---------------------------------------------------------------------------------------------------------------------
     30,000   CT Health & Educational Facilities
Authority,
              Series
E                                         6.500
07/01/2014     01/01/2004 b         30,789
---------------------------------------------------------------------------------------------------------------------
     45,000   CT
HFA                                           6.000
11/15/2027     11/15/2008 b         46,762
---------------------------------------------------------------------------------------------------------------------
     50,000   CT HFA (Greenwich Boys and Girls
Club)           6.000     11/15/2027     11/15/2006
b         51,958
---------------------------------------------------------------------------------------------------------------------
     25,000   CT Resource Recovery
Authority
              (Browning-Ferris
Industries)                     6.450     11/15/2022
11/15/2006 b         25,279
---------------------------------------------------------------------------------------------------------------------
     45,000   Hartford, CT Redevel. Agency
(Underwood)        10.000     02/01/2025     02/01/2004
b         48,263
---------------------------------------------------------------------------------------------------------------------
    600,000   Mashantucket, CT Western Pequot
Tribe,
              Series
B                                         5.600
09/01/2009     09/01/2008 b        652,302

------------

1,248,649
---------------------------------------------------------------------------------------------------------------------
Delaware--0.5%
  1,080,000   DE EDA (Student Hsg.- University
Courtyard)      5.750     08/01/2014     08/01/2010
b      1,191,715
---------------------------------------------------------------------------------------------------------------------
  1,010,000   Quaker Hill, DE Hsg. Corp. (Terry
Apartments)    7.550     02/01/2022     07/01/2004
b      1,050,148

--------------

2,241,863
---------------------------------------------------------------------------------------------------------------------
Florida--7.6%
    465,000   Brevard County, FL Hsg. Finance
Authority
              (Single Family
Mtg.)                            6.700      09/01/2027
09/01/2004 b       479,629
---------------------------------------------------------------------------------------------------------------------
    100,000   Brevard, FL IDR (NUI
Corp.)                      6.400     10/01/2024
10/01/2004 b        107,081
    450,000   Clay County, FL Hsg. Finance
Authority
              (Single Family
Mtg.)                             6.550
03/01/2028     07/15/2004 g        459,940
     65,000   Dade County, FL Aviation

              (Miami International
Airport)                    5.750     10/01/2026
10/01/2008 b         68,988
     20,000   Dade County, FL
HFA
              (Lincoln Fields
Apartments)                      6.250
07/01/2024     07/01/2004 b         20,089
  3,535,000   Escambia County, FL Pollution
Control
              (Champion International
Corp.)                   6.900     08/01/2022
08/01/2004 b      3,685,980
  7,000,000   FL Gateway Services Community
Devel.
              District Special Assessment (Sun City
Center)    5.500     05/01/2010     08/15/2005 c
6,974,800
  1,000,000   FL HFA (Multifamily Hsg.), Series
C              6.000     08/01/2011     08/01/2006
b      1,146,000
     75,000   FL HFA (Multifamily Hsg.), Series
I              6.500     07/01/2016     07/01/2008
b         76,182
    620,000   FL HFA (Multifamily Hsg.), Series
I              6.625     07/01/2028     07/01/2008
b        621,538
      5,000   FL HFA (Single Family Hsg.), Series
A            6.650     01/01/2024     01/01/2005
b          5,178
     25,000   FL HFA (Single Family Hsg.), Series
B            5.875     01/01/2027     01/01/2006
b         25,400
    350,000   FL HFA (Single Family Hsg.), Series
B            6.650     07/01/2026     07/01/2004
b        359,797
     45,000   FL
HFC                                           5.900
07/01/2021     07/01/2009 b         47,132
     35,000   Hollywood, FL Water & Sewer
                    5.500     10/01/2015     10/01/2003
b         35,815
    540,000   Jackson County, FL School
Board                  7.900     12/01/2016
12/01/2003 b        543,019
     70,000   Jacksonville, FL
Hospital
              (University Medical
Center)                      6.500     02/01/2011
02/01/2004 b         71,407
     50,000   Jacksonville, FL Port
Authority                  5.625     11/01/2018
11/01/2008 b         54,196
     25,000   Lakeland, FL Light &
Water                       5.750     10/01/2019
10/01/2003 b         27,821
     45,000   Lee County, FL Capital
Improvement
              & Transportation
Facilities                      5.600     10/01/2021
10/01/2003 b         46,036
      5,000   Manatee County, FL HFA, Series
A                 9.125     06/01/2016     12/01/2003
b          5,041
 10,125,000   Martin County, FL IDA (Indiantown
Cogeneration)  7.875     12/15/2025     12/15/2004 b
10,598,040

12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount
             Coupon        Maturity     (Unaudited)
See Note 1
-------------------------------------------------------------------------------------------------------------------
Florida Continued
$    85,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park
West)                 8.500%    10/01/2015
10/01/2003 b   $     85,252
-------------------------------------------------------------------------------------------------------------------
  3,500,000   Miami, FL Health Facilities Authority
              (Mercy Hospital)
IRS                           9.340 r   08/15/2015
08/15/2004 b      3,852,730
-------------------------------------------------------------------------------------------------------------------
     10,000   Miami, FL Sports & Exhibit Authority,
Series A 6.150     10/01/2020     10/01/2003 b
10,138
-------------------------------------------------------------------------------------------------------------------
     40,000   North Palm Beach Heights, FL Water
              Control District, Series
A                     6.500     10/01/2012
10/01/2003 b         40,578
-------------------------------------------------------------------------------------------------------------------
    455,000   Oakland, FL Charter School
w                   6.950     12/01/2015     05/01/2011
g        456,606
-------------------------------------------------------------------------------------------------------------------
    175,000   Ocoee, FL Water & Sewer
System                 5.750     10/01/2017
10/01/2003 b        179,125
-------------------------------------------------------------------------------------------------------------------
     50,000   Osceola County, FL Osceola
Parkway             6.100     04/01/2017     10/01/2003
b         50,698
-------------------------------------------------------------------------------------------------------------------
    100,000   Palm Beach County, FL Airport
Centre           6.000     08/01/2013     08/01/2004
b        101,389
-------------------------------------------------------------------------------------------------------------------
      5,000   Palm Beach County, FL Hsg. Finance
Authority,
              Series A
                          6.800     10/01/2027
10/01/2004 b          5,151
-------------------------------------------------------------------------------------------------------------------
     30,000   Pinellas County, FL HFA, Series
A              6.000     04/01/2029     04/01/2008
b         31,037
-------------------------------------------------------------------------------------------------------------------
    130,000   Pinellas County, FL HFA, Series
A              6.550     08/01/2027     08/01/2004
b        133,847
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Sumter Landing, FL Community Devel.
              District Special Assessment
     6.250     05/01/2013     05/01/2009 c      1,010,340
-------------------------------------------------------------------------------------------------------------------
  6,000,000   Volusia County, FL EFA
              (Emery-Riddle Aeronautical
University)         6.125     10/15/2026     10/15/2008
b      6,054,060

--------------

                                     37,470,060
-------------------------------------------------------------------------------------------------------------------
Georgia--0.7%
     15,000   Augusta, GA Hsg. Rehabilitation Agency
              (Bon
Air)                                      7.500
03/01/2014     03/01/2006 b         15,223
-------------------------------------------------------------------------------------------------------------------
  2,100,000   Cobb County, GA Devel. Authority
              (Boise Cascade
Corp.)                          7.000     09/01/2014
09/01/2006 b      2,146,830
-------------------------------------------------------------------------------------------------------------------
     10,000   Cumming, GA Water &
Sewer                      6.250     12/01/2024
12/01/2003 b         10,275
-------------------------------------------------------------------------------------------------------------------
     55,000   Fulton County, GA Hsg.
Authority               6.550     03/01/2018
03/01/2005 b         56,243
-------------------------------------------------------------------------------------------------------------------
     15,000   Fulton-DeKalb, GA (Grady Memorial
Hospital)    5.500     01/01/2012     07/01/2004
b         15,351
-------------------------------------------------------------------------------------------------------------------
    125,000   Fulton-DeKalb, GA (Grady Memorial
Hospital)    5.500     01/01/2020     07/01/2004
b        127,845
-------------------------------------------------------------------------------------------------------------------
     40,000   GA Hsg. & Finance Authority
              (Home Ownership
Program)                       6.600     06/01/2025
06/29/2006 b         40,899
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series A
      5.250     12/01/2020     12/01/2005 b
25,410
-------------------------------------------------------------------------------------------------------------------
     10,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series
B2                6.150     12/01/2028     06/01/2008
b         10,378
-------------------------------------------------------------------------------------------------------------------
     25,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series
C2                5.800     12/01/2026     12/01/2009
b         26,065
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Rockdale County, GA Devel. Authority
              (Visy
Paper)                                   7.500
01/01/2026     01/01/2006 b      1,002,380
-------------------------------------------------------------------------------------------------------------------
     10,000   Rome, GA New Public Housing
Authority          5.750     11/01/2010     11/01/2003
b         11,439
-------------------------------------------------------------------------------------------------------------------
    100,000   Savannah, GA EDA
              (University Financing
Foundation)              6.750     11/15/2031
11/15/2010 b        110,605

--------------

3,598,943
-------------------------------------------------------------------------------------------------------------------
Hawaii--0.1%
     50,000   HI Harbor Capital
Improvement                  5.500     07/01/2027
07/01/2009 b         51,524
-------------------------------------------------------------------------------------------------------------------
     65,000   HI HF&D Corp. (Single Family Mtg.), Series
A   6.000     07/01/2026     07/01/2006 b         66,278
-------------------------------------------------------------------------------------------------------------------
     15,000   HI HF&D Corp. (Single Family Mtg.), Series
B   5.700     07/01/2013     07/01/2006 b         15,437

13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount
                        Coupon        Maturity
(Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Hawaii Continued
$   150,000   HI HF&D Corp. (Single Family Mtg.), Series
B   5.900%    07/01/2027     07/01/2006 b   $    153,624

--------------

                                         286,863
-------------------------------------------------------------------------------------------------------------------
Idaho--0.0%
     25,000   ID Hsg. & Finance Assoc.
              (Single Family Mtg.), Series
F                 6.050     07/01/2009     08/01/2005
g         25,947
-------------------------------------------------------------------------------------------------------------------
     50,000   ID Hsg. & Finance Assoc.
              (Single Family Mtg.), Series
H-2               6.200     07/01/2028     11/15/2006
g         52,865
-------------------------------------------------------------------------------------------------------------------
      5,000   ID Hsg. Agency (Single Family
Mtg.)            7.600     07/01/2005     04/11/2004
c          5,020
-------------------------------------------------------------------------------------------------------------------
     15,000   ID Hsg. Agency (Single Family Mtg.),
Series A  5.850     01/01/2005     01/01/2005
15,109
-------------------------------------------------------------------------------------------------------------------
     20,000   ID Hsg. Agency (Single Family Mtg.),
Series A  6.125     07/01/2026     12/31/2010 g
21,711
-------------------------------------------------------------------------------------------------------------------
     20,000   Twin Falls, ID IDC
              (Seastrom Manufacturing
Corp.)                 5.950     08/01/2005
08/01/2005           20,269

--------------

140,921
-------------------------------------------------------------------------------------------------------------------
Illinois--2.3%
    270,000   Chicago, IL Metropolitan
HDC                   6.850     07/01/2022
07/01/2004 b        272,821
-------------------------------------------------------------------------------------------------------------------
     25,000   Chicago, IL Multifamily Hsg.
              (St. Edmund's
Village)                         6.125
09/20/2024     09/20/2010 b         26,260
-------------------------------------------------------------------------------------------------------------------
     15,000   IL DFA (Children's Home & Aid
Society)         7.125     03/15/2007     03/15/2004
b         15,220
-------------------------------------------------------------------------------------------------------------------
  2,750,000   IL DFA (Citgo Petroleum
Corp.)                 8.000     06/01/2032
06/01/2012 b      2,794,440
-------------------------------------------------------------------------------------------------------------------
  2,540,000   IL DFA (Olin
Corp.)                            6.750
03/01/2016     04/01/2014 b      2,630,805
-------------------------------------------------------------------------------------------------------------------
  2,000,000   IL EFA (Art Institute of
Chicago)              5.375     03/01/2018
03/01/2013 b      2,133,880
-------------------------------------------------------------------------------------------------------------------
  1,250,000   IL EFA (Art Institute of
Chicago)              5.375     03/01/2023
03/01/2013 b      1,292,888
-------------------------------------------------------------------------------------------------------------------
     25,000   IL Hsg. Devel. Authority
              (Brookdale Village
Apartments)                 6.200     09/01/2014
03/01/2005 b         25,245
-------------------------------------------------------------------------------------------------------------------
     60,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series
A                   6.050     07/01/2015     07/01/2005
b         61,265
-------------------------------------------------------------------------------------------------------------------
     75,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series
A                   6.125     07/01/2025     07/01/2005
b         76,273
-------------------------------------------------------------------------------------------------------------------
    120,000   IL Hsg. Devel. Authority
              (Multifamily Hsg.), Series
C                   7.350     07/01/2011     01/01/2004
b        121,140
-------------------------------------------------------------------------------------------------------------------
     15,000   IL Hsg. Devel. Authority
              (Multifamily Program), Series
3                6.200     09/01/2023     09/01/2005
b         15,262
-------------------------------------------------------------------------------------------------------------------
     30,000   IL Metro Pier & Exposition
Authority           6.500     06/15/2027     12/15/2003
b         30,717
-------------------------------------------------------------------------------------------------------------------
    105,000   IL Student Assistance Commission
              Student Loan Revenue, Series
BB               6.750      03/01/2015     03/01/2004
b        106,518
-------------------------------------------------------------------------------------------------------------------
     20,000   Lake County, IL HFC, Series
A                  6.800     05/01/2023     11/01/2003
b         20,025
-------------------------------------------------------------------------------------------------------------------
    500,000   Lake County, IL HFC, Series
A                  6.800     05/01/2023     11/01/2003
b        500,630
-------------------------------------------------------------------------------------------------------------------
     75,000   Markham, IL
GO                                 8.000
01/01/2011     01/01/2005 b         78,713
-------------------------------------------------------------------------------------------------------------------
  1,000,000   Onterie Center, IL
HFC                         7.050     07/01/2027
07/01/2006 b      1,010,020

--------------

11,212,122
-------------------------------------------------------------------------------------------------------------------
Indiana--3.2%
     75,000   Hammond, IN Sewage & Solid Waste Disposal
              (American Maize
Products)                      8.000     12/01/2024
12/01/2004 b         80,549
-------------------------------------------------------------------------------------------------------------------
  1,135,000   IN Bond Bank (State Revolving
Fund)            6.875     02/01/2012     02/01/2005
b      1,242,167
-------------------------------------------------------------------------------------------------------------------
    155,000   IN DFA (PSI
Energy)                            5.750
02/15/2028     02/15/2004 b        158,616

14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
  Maturity*    Market Value

Amount
Coupon        Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Indiana Continued
$    60,000   IN Health Facilities Finance Authority
              (Community
Hospitals)                            6.400%
05/01/2012     05/01/2004 b   $     60,871
---------------------------------------------------------------------------------------------------------------------
     50,000   IN Port Commission
(Cargill)                     6.875     05/01/2012
10/01/2003 b         50,740
---------------------------------------------------------------------------------------------------------------------
     10,000   IN Toll Road Finance
Authority                   6.000     07/01/2015
01/01/2004 b         10,014
---------------------------------------------------------------------------------------------------------------------
  6,700,000   Indianapolis, IN Airport (Federal Express
Corp.) 7.100     01/15/2017     07/15/2004 b
7,071,716
---------------------------------------------------------------------------------------------------------------------
    880,000   Jasper County, IN Pollution Control
              (Northern Indiana Public
Service)                7.100     07/01/2017
12/01/2003 b        910,008
---------------------------------------------------------------------------------------------------------------------
    100,000   Noblesville, IN Economic Devel.
              (Lions Creek
Assoc.)                             7.000
11/01/2012     11/01/2003 b        103,730
---------------------------------------------------------------------------------------------------------------------
  1,550,000   Rockport, IN Pollution Control
              (Indiana-Michigan Power
Company)                 7.600     03/01/2016
03/01/2004 b      1,581,620
---------------------------------------------------------------------------------------------------------------------
     35,000   Rockport, IN Pollution Control
             (Indiana-Michigan Power
Company)                  7.600     03/01/2016
03/01/2004 b         36,295
---------------------------------------------------------------------------------------------------------------------
  4,365,000   Sullivan, IN Pollution Control (Hoosier
Energy)  7.100     04/01/2019     10/01/2003 b
4,539,164
---------------------------------------------------------------------------------------------------------------------
     15,000   Warwick County, IN Environmental
              Improvement (Vectren
Corp.)                      6.000     05/01/2023
05/01/2004 b         15,357

--------------

15,860,847
---------------------------------------------------------------------------------------------------------------------
Iowa--0.0%
     30,000   Council Bluffs, IA Pollution Control
              (Midwest Power
Systems)                          5.950
05/01/2023     11/01/2003 b         30,701
---------------------------------------------------------------------------------------------------------------------
     20,000   Salix, IA Pollution Control
              (Northwestern Public Service
Company)            5.900     06/01/2023     01/01/2004
b         20,528

--------------

                    51,229
---------------------------------------------------------------------------------------------------------------------
Kansas--0.0%
     95,000 Kansas City, KS Mtg.
Revenue                       7.000     12/01/2011
06/01/2004 b         96,104
---------------------------------------------------------------------------------------------------------------------
Kentucky--5.5%
  4,000,000   Ashland, KY Pollution Control (Ashland
Oil)      6.650     08/01/2009     08/01/2004 b
4,086,000
---------------------------------------------------------------------------------------------------------------------
 14,330,000   Ashland, KY Sewer & Solid Waste
              (Ashland
Oil)                                    7.125
02/01/2022     02/01/2005 b     15,100,524
---------------------------------------------------------------------------------------------------------------------
  3,000,000   Boone County, KY Pollution Control
              (Dayton Power & Light
Company)                   6.500     11/15/2022
11/15/2003 b      3,086,700
---------------------------------------------------------------------------------------------------------------------
  4,520,000   Henderson County, KY Solid Waste Disposal
              (MacMillan
Bloedel)                              7.000
03/01/2025     03/01/2005 b      4,763,492
---------------------------------------------------------------------------------------------------------------------
     25,000   Jefferson County, KY Pollution Control
              (E.I. Dupont de
Nemours)                         6.300
07/01/2012     07/01/2004 b         25,858
---------------------------------------------------------------------------------------------------------------------
     10,000   KY Hsg.
Corp.                                    5.950
01/01/2024     08/01/2005 b         10,151

--------------

27,072,725
---------------------------------------------------------------------------------------------------------------------
Louisiana--5.4%
  1,315,000   Calcasieu Parish, LA IDB (Olin
Corp.)            6.625     02/01/2016     04/01/2010
b      1,385,352
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Calcasieu Parish, LA Public Trust
Authority      5.000     04/01/2028     03/22/2009
g      1,081,750
---------------------------------------------------------------------------------------------------------------------
      5,000   DeSoto Parish, LA Environmental Improvement
              (International Paper Company), Series
B          6.550     04/01/2019     06/01/2006
b          5,206
---------------------------------------------------------------------------------------------------------------------
  4,480,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power
Company)            7.600     01/01/2019     12/01/2003
b      4,640,384
---------------------------------------------------------------------------------------------------------------------
    165,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power
Company)            7.600     01/01/2019     01/01/2004
b        171,402

15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Louisiana Continued
$   170,000   East Baton Rouge, LA Mortgage
              Finance Authority
3                            5.600%    04/01/2022
04/01/2009 b   $    175,233
-------------------------------------------------------------------------------------------------------------------
  2,540,000   Hodge, LA Utility (Stone Container
Corp.)      9.000     03/01/2010     03/01/2004 b
2,606,548
-------------------------------------------------------------------------------------------------------------------
    100,000   Jefferson Parish, LA Hospital Service
              District No.
2                                 5.750
07/01/2016     07/01/2004 b        102,353
-------------------------------------------------------------------------------------------------------------------
    855,000   LA Local Government Environmental
              Facilities & CDA (Oakleigh
Apartments)         6.000     06/01/2016     01/06/2014
g        845,963
-------------------------------------------------------------------------------------------------------------------
     50,000   LA Public Facilities Authority
              (General Health), Series
A                     6.500     11/01/2014
11/01/2003 b         50,930
-------------------------------------------------------------------------------------------------------------------
     10,000   LA Public Facilities Authority
              (Multi-Family Hsg.), Series
A                  7.500     06/01/2021     12/01/2003
b         10,522
-------------------------------------------------------------------------------------------------------------------
  3,750,000   LA Tobacco Settlement Financing Corp.
              (TASC), Series
B                               5.500     05/15/2030
06/02/2011 c      3,008,212
-------------------------------------------------------------------------------------------------------------------
  2,375,000   New Orleans, LA HDC (Southwood
Patio)          7.700     02/01/2022     02/01/2004
b      2,413,000
-------------------------------------------------------------------------------------------------------------------
     10,000   New Orleans, LA Home Mtg.
Authority            6.200     06/01/2015     06/01/2005
b         10,374
-------------------------------------------------------------------------------------------------------------------
    485,000   New Orleans, LA Home Mtg.
Authority            7.000     05/01/2014     11/01/2003
b        495,321
-------------------------------------------------------------------------------------------------------------------
    100,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman
Plaza)                           6.100
08/01/2019     08/01/2006 b        100,531
-------------------------------------------------------------------------------------------------------------------
     15,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman
Plaza)                           6.125
08/01/2010     08/01/2006 b         15,112
-------------------------------------------------------------------------------------------------------------------
    525,000   South LA Port Commission
              (Kinder Morgan Energy
Partners)                7.000     03/01/2023
03/01/2004 b        546,262
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light
Company)              7.000     12/01/2022
12/01/2003 b         76,343
-------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light
Company)              7.050     04/01/2022
10/01/2003 b         77,273
-------------------------------------------------------------------------------------------------------------------
  7,035,000   St. Charles Parish, LA
              (Louisiana Power & Light
Company)              7.500     06/01/2021
12/01/2003 b      7,151,078
-------------------------------------------------------------------------------------------------------------------
  1,725,000   St. Charles Parish, LA Pollution Control
              (Union
Carbide)                                7.350
11/01/2022     11/01/2022        1,584,585

--------------

26,553,734
-------------------------------------------------------------------------------------------------------------------
Maine--0.0%
     25,000   ME H&HEFA (University of New
England)          5.750     07/01/2023     01/01/2004
b         25,586
-------------------------------------------------------------------------------------------------------------------
     20,000   ME State Hsg. Authority Mtg., Series
B-2       6.050     11/15/2020     11/15/2009 b
21,091
-------------------------------------------------------------------------------------------------------------------
    100,000   ME State Hsg. Authority Mtg., Series
C-1       6.050     11/15/2026     11/15/2007 b
104,044

--------------

150,721
-------------------------------------------------------------------------------------------------------------------
Maryland--2.4%
     25,000   Anne Arundel County, MD Pollution Control
              (Baltimore Gas &
Electric)                     6.000     04/01/2024
04/01/2006 b         25,656
-------------------------------------------------------------------------------------------------------------------
     75,000   Baltimore, MD City Hsg. Corp., Series
A        7.250     07/01/2023     01/01/2004 b
76,687
-------------------------------------------------------------------------------------------------------------------
     30,000   Baltimore, MD Port Facilities
              (E.I. DuPont De
Nemours)                       6.500     10/01/2011
10/01/2003 b         30,733
-------------------------------------------------------------------------------------------------------------------
    175,000   MD Dawson-Adams Devel. Corp.
              (Elderly
Hsg.)                                 7.375
05/01/2013     11/01/2003 b        175,298
-------------------------------------------------------------------------------------------------------------------
  5,585,000   MD Economic Devel. Corp. Student Hsg.
              (Bowie State
University)                       6.000
06/01/2023     06/01/2013 b      5,879,497
-------------------------------------------------------------------------------------------------------------------
  5,000,000   MD Economic Devel. Corp. Student Hsg.
              (University MD College
Park)                   6.500     06/01/2027
06/01/2013 b      5,376,450

16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Maryland Continued
$    10,000   MD Environmental Service COP
              (Water & Wastewater Facilities), Series
A      6.500%    06/01/2005     12/01/2003 b   $
10,045
-------------------------------------------------------------------------------------------------------------------
     25,000   MD Hsg. Community Devel. People's
              Resource
Center                                6.200
04/01/2017     04/01/2007 b         25,511
-------------------------------------------------------------------------------------------------------------------
    150,000   MD State Transportation
Authority              5.750     07/01/2013
12/01/2003 b        150,561
-------------------------------------------------------------------------------------------------------------------
     25,000   MD State Transportation
Authority              6.500     07/01/2004
01/01/2004 b         25,113
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series
A                   6.000     07/01/2020     07/01/2007
b         10,397
-------------------------------------------------------------------------------------------------------------------
     15,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series
C                   7.150     07/01/2023     07/01/2004
b         15,154
-------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Single Family Mtg.), Series
A                 5.800     07/01/2017     07/01/2008
b         10,660
-------------------------------------------------------------------------------------------------------------------
     25,000   Prince Georges County, MD Hsg. Authority
              (Templeton
Manor)                              5.750
10/20/2016     10/20/2003 b         25,525
-------------------------------------------------------------------------------------------------------------------
     55,000   Prince Georges County, MD Local
Government     6.050     08/01/2012     02/01/2004
b         55,774
-------------------------------------------------------------------------------------------------------------------
    165,000   Prince Georges County, MD Solid
              Waste Management
System                        6.500     06/15/2007
12/15/2003 b        169,049
-------------------------------------------------------------------------------------------------------------------
     25,000   Upper Potomac River Commission,
              MD Pollution Control (Westvaco
Corp.)          9.125     08/01/2015     02/01/2004
b         25,653

--------------

12,087,763
-------------------------------------------------------------------------------------------------------------------
Massachusetts--1.4%
     30,000   Framingham, MA HDC (Claffin House),
              Series
A                                       6.950
01/01/2024     12/01/2003 b         30,480
-------------------------------------------------------------------------------------------------------------------
  1,000,000   MA DFA (Massachusetts College of
              Pharmacy Allied Health
Sciences)               6.375     07/01/2023
07/01/2014 b      1,066,450
-------------------------------------------------------------------------------------------------------------------
     20,000   MA H&EFA (Beth Israel
Hospital)                5.750     07/01/2012
07/01/2004 b         20,273
-------------------------------------------------------------------------------------------------------------------
     25,000   MA H&EFA (Boston
College)                      6.625     07/01/2021
01/01/2004 b         25,256
-------------------------------------------------------------------------------------------------------------------
    340,000   MA H&EFA (Jordan
Hospital)                     6.875     10/01/2015
10/01/2003 b        340,796
-------------------------------------------------------------------------------------------------------------------
    105,000   MA H&EFA (Mt. Auburn
Hospital)                 6.300     08/15/2024
08/15/2004 b        111,772
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series
21                              6.300     06/01/2025
06/01/2004 b          5,018
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series
21                              7.125     06/01/2025
06/01/2004 b         15,110
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series
22                              6.100     06/01/2016
06/01/2004 b          5,034
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series
26                              5.600     06/01/2025
12/01/2005 b         15,127
-------------------------------------------------------------------------------------------------------------------
     20,000   MA HFA, Series 29
                   6.750     06/01/2026     06/01/2004
b         20,523
-------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series
32                              6.600     12/01/2026
12/01/2004 b          5,162
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series
33                              6.350     06/01/2017
12/01/2004 b         10,370
-------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series
A                               6.100     12/01/2016
12/01/2005 b         10,479
-------------------------------------------------------------------------------------------------------------------
  2,415,000   MA HFA, Series
A                               6.150     07/01/2018
07/01/2005 b      2,521,115
-------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series
A                               6.375     04/01/2021
04/01/2005 b         15,331
-------------------------------------------------------------------------------------------------------------------
  1,780,000   MA HFA, Series
A                               6.600     07/01/2014
07/01/2004 b      1,835,447
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series
B                               5.800     12/01/2025
12/01/2005 b         50,902
-------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series
E                               6.050     07/01/2020
07/01/2009 b         52,735
-------------------------------------------------------------------------------------------------------------------
     15,000   Natick, MA
GO                                  5.600
08/01/2009     08/01/2004 b         15,376
-------------------------------------------------------------------------------------------------------------------
    805,000   Somerville, MA HDC (Multifamily Hsg.),
              Series
1990A                                   7.500
01/01/2024     01/01/2004 b        831,404

--------------

7,004,160

17| OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
                         Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
-------------------------------------------------------------------------------------------------------------------
Michigan--0.9%
$    55,000   Detroit, MI HFC
              (Across The Park Section 8 Elderly
Hsg.)       7.875%    06/01/2010     06/01/2005 b
$     55,385
-------------------------------------------------------------------------------------------------------------------
     50,000   Devon Trace, MI Hsg.
Corp.                     7.375     08/01/2023
12/01/2003 b         50,912
-------------------------------------------------------------------------------------------------------------------
  2,500,000   MI Hospital Finance Authority
              (Detroit Sinai
Hospital)                       6.000     01/01/2008
02/12/2006 g      2,163,775
-------------------------------------------------------------------------------------------------------------------
     45,000   MI Hsg. Devel. Authority
              (BGC-II Nonprofit Hsg.
Corp.)                  5.500     01/15/2018
07/15/2006 b         46,052
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Hsg. Devel. Authority, Series
B             5.700     04/01/2012     04/01/2006
b         20,523
-------------------------------------------------------------------------------------------------------------------
  1,600,000   MI Hsg. Devel. Authority, Series
C             5.950     12/01/2014     12/01/2007 b
1,667,072
-------------------------------------------------------------------------------------------------------------------
     20,000   MI Municipal Bond
Authority                    7.200     11/01/2020
11/01/2003 b         20,630
-------------------------------------------------------------------------------------------------------------------
    270,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series
A                 6.550     10/01/2022     10/01/2004
b        273,051
-------------------------------------------------------------------------------------------------------------------
     25,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series
A                 7.100     02/01/2006
02/01/2006           26,925
-------------------------------------------------------------------------------------------------------------------
     35,000   MI Strategic Fund Limited Obligation
              (WMX
Technologies)                             6.000
12/01/2013     12/01/2004 b         35,774
-------------------------------------------------------------------------------------------------------------------
     15,000   Saginaw, MI Hospital Finance Authority
              (Saint Lukes Hospital), Series
C               6.000     07/01/2021     01/01/2004
b         15,059
-------------------------------------------------------------------------------------------------------------------
     75,000   Saline, MI Building Authority
GO               7.000     07/01/2008     12/01/2003
b         76,860
-------------------------------------------------------------------------------------------------------------------
     50,000   Wayne Charter County, MI Airport
              (Detroit
Metro)                                5.500
12/01/2021     12/01/2005 b         51,318

--------------

4,503,336
-------------------------------------------------------------------------------------------------------------------
Minnesota--2.7%
  2,610,000   Hubbard County, MN Solid Waste
              (Potlatch
Corp.)                               7.375
08/01/2013     08/01/2013        2,613,576
-------------------------------------------------------------------------------------------------------------------
  5,815,000   International Falls, MN Environmental
              Facilities (Boise Cascade
Corp.)               7.200     10/01/2024     10/01/2006
b      5,981,076
-------------------------------------------------------------------------------------------------------------------
     20,000   Minneapolis & St. Paul, MN Hsg. & Redevel.
              Authority (Children's Health
Care)             5.500     08/15/2025     08/15/2007
b         21,026
-------------------------------------------------------------------------------------------------------------------
     15,000   MN HFA (Single Family
Hsg.)                    6.150     01/01/2026
07/01/2004 b         15,218
-------------------------------------------------------------------------------------------------------------------
     90,000   MN HFA (Single Family
Mtg.)                    5.600     07/01/2022
07/01/2005 b         93,001
-------------------------------------------------------------------------------------------------------------------
     20,000   MN HFA (Single Family Mtg.), Series
D-2        5.950     01/01/2017     07/01/2004 b
20,421
-------------------------------------------------------------------------------------------------------------------
     10,000   MN HFA (Single Family Mtg.), Series
H          6.500     01/01/2026     01/01/2004 b
10,156
-------------------------------------------------------------------------------------------------------------------
  4,500,000   St. Louis Park, MN HCF
ROLS                    8.983 r   07/01/2013
07/01/2005 b      4,647,825

--------------

13,402,299
-------------------------------------------------------------------------------------------------------------------
Mississippi--0.4%
     15,000   Lamar County, MS Pollution Control
              (Southern Mississippi Electric
              Power
Association)                             6.125
03/01/2008     03/01/2004 b         15,264
-------------------------------------------------------------------------------------------------------------------
     50,000   MS Business Finance Corp.
              (E.I. DuPont De
Nemours)                       7.150     05/01/2016
11/01/2003 b         51,078
-------------------------------------------------------------------------------------------------------------------
     25,000   MS Home Corp. (Government National
              Mortgage Assn. Collateral Mtg.), Series
B      6.500     12/01/2024     12/01/2005 b
25,344
-------------------------------------------------------------------------------------------------------------------
  1,670,000   MS Home Corp. (Single Family Mtg.), Series
I   7.375     06/01/2028     12/01/2006 b      1,795,150
-------------------------------------------------------------------------------------------------------------------
     15,000   MS Hospital Equipment & Facilities
Authority
             (Singing River Hospital)
               5.500     03/01/2023     03/01/2005
b         15,348

--------------

                                  1,902,184

18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value
     Amount
          Coupon       Maturity     (Unaudited)      See
Note 1
---------------------------------------------------------------------------------------------------------------------
Missouri--1.1%
$ 4,095,000   Hanley/Eager Road, MO
Transportation
              Devel.
District                                  6.750%
12/01/2028     12/01/2004 d   $  4,100,160
---------------------------------------------------------------------------------------------------------------------
    935,000   MO HDC (Single Family
Hsg.)                      7.250     09/01/2026
09/01/2004 g        962,797
---------------------------------------------------------------------------------------------------------------------
    170,000   MO Hsg. Devel.
Commission                        6.100
09/01/2024     09/01/2009 b        176,423
---------------------------------------------------------------------------------------------------------------------
     15,000   MO Hsg. Devel.
Commission                        7.600
02/01/2018     01/01/2006 g         15,110

--------------

5,254,490
---------------------------------------------------------------------------------------------------------------------
Montana--0.0%

     40,000   MT Board of Hsg. (Multi-Family Mtg.),
Series A   6.450     08/01/2012     02/01/2004 b
40,455
---------------------------------------------------------------------------------------------------------------------
Nebraska--0.0%
     40,000   NE Investment Finance
Authority
              (Single Family Mtg.), Series
C                   6.250     03/01/2021     05/01/2009
b         41,842
---------------------------------------------------------------------------------------------------------------------
Nevada--2.2%
    165,000   Clark County, NV
IDA
              (Nevada Power Company), Series
A                 6.700     06/01/2022     12/01/2003
b        170,131
---------------------------------------------------------------------------------------------------------------------
    125,000   Clark County, NV
IDR
              (Southwest Gas Corp.), Series
A                  6.500     12/01/2033     12/01/2005
b        125,838
---------------------------------------------------------------------------------------------------------------------
    835,000   Humboldt County, NV Pollution
Control
              (Idaho Power
Company)                            8.300
12/01/2014     12/01/2003 b        869,811
---------------------------------------------------------------------------------------------------------------------
  8,555,000   Las Vegas, NV Paiute Tribe, Series
A             6.125     11/01/2012     05/30/2010 c
9,137,767
---------------------------------------------------------------------------------------------------------------------
    200,000   Las Vegas, NV Paiute Tribe, Series
A             6.625     11/01/2017     11/01/2012
b        214,240
---------------------------------------------------------------------------------------------------------------------
     60,000   NV Hsg. Division (Single Family Mtg.),
Series B  5.650     10/01/2021     10/01/2010 b
61,930
---------------------------------------------------------------------------------------------------------------------
     65,000   Reno, NV
Hospital
              (St. Mary's Regional Medical
Center)             5.625     05/15/2023     05/15/2004
b         66,527
---------------------------------------------------------------------------------------------------------------------
     60,000   Washoe County, NV Gas
Facilities
              (Sierra Pacific Power
Company)                   6.700     11/01/2032
11/01/2003 b         61,475

--------------

10,707,719
---------------------------------------------------------------------------------------------------------------------
New
Hampshire--0.8%
  2,000,000   Manchester, NH Hsg. & Redevel.
Authority,
              Series
A                                         6.750
01/01/2014     01/01/2010 b      2,274,840
---------------------------------------------------------------------------------------------------------------------
    725,000   NH HE&H Facilities
Authority
              (Elliot Hospital of
Manchester)                  6.250     10/01/2021
10/01/2003 b        738,811
---------------------------------------------------------------------------------------------------------------------
     25,000   NH HE&H Facilities
Authority
              (Elliot Hospital of
Manchester)                  7.125     10/01/2013
10/01/2003 b         25,052
---------------------------------------------------------------------------------------------------------------------
    500,000   NH HE&H Facilities
Authority
              (Kendal at
Hanover)                              5.800
10/01/2012     03/01/2004 b        501,790
---------------------------------------------------------------------------------------------------------------------
     10,000   NH HE&H Facilities
Authority
             (St. Anslem
College)                              6.200
07/01/2013     07/01/2004 b         10,214
---------------------------------------------------------------------------------------------------------------------
    160,000   NH HFA (Single Family Mtg.), Series
C            6.900     07/01/2019     07/01/2004
g        163,057
---------------------------------------------------------------------------------------------------------------------
     15,000   NH HFA, Series
E                                 5.875
07/01/2021     07/01/2010 b         15,708
---------------------------------------------------------------------------------------------------------------------
     10,000   NH Municipal Bond
Bank
              (State Guaranteed Municipal
Bonds)               6.300     08/15/2008     02/15/2004
b         10,193

--------------

3,739,665
---------------------------------------------------------------------------------------------------------------------
 New
Jersey--10.3%
  1,000,000   NJ EDA (RWJ
Hospital/CCC/
              RWJ Health Care Corp. Obligated
Group)           6.500     07/01/2024     07/01/2004
b      1,059,790
---------------------------------------------------------------------------------------------------------------------
 58,945,000   NJ Tobacco Settlement Financing Corp.
(TASC)     5.750     06/01/2032     06/15/2011 c
49,972,392

--------------

                         51,032,182

19 | OPPENHEIMER LIMITED TERM MUNICIPAL
FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal
                                Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
New Mexico--1.1%
$   200,000   Farmington, NM Pollution Control
              (Public Service Company of New
Mexico)           6.300%    12/01/2016     12/01/2008
b   $    204,840
---------------------------------------------------------------------------------------------------------------------
    265,000   Farmington, NM Pollution Control
              (Southern California Edison
Company)             5.875     06/01/2023     10/01/2003
b        271,098
---------------------------------------------------------------------------------------------------------------------
     25,000   Las Vegas, NM Water
Improvement                  7.250     06/01/2004
12/01/2003 b         25,246
---------------------------------------------------------------------------------------------------------------------
  5,000,000   Lordburg, NM Pollution Control
              (Phelps Dodge
Corp.)                             6.500
04/01/2013     04/01/2004 b      5,114,000
---------------------------------------------------------------------------------------------------------------------
     25,000   NM MFA (Single Family), Series
C                 6.200     07/01/2026     07/01/2007
b         25,946
---------------------------------------------------------------------------------------------------------------------
      5,000   NM MFA (Single Family), Series
D                 5.875     09/01/2021     03/01/2010
b          5,199

--------------

5,646,329
---------------------------------------------------------------------------------------------------------------------
New York--0.4%
  1,800,000   NYC GO
RIBS                                     10.896 r
08/01/2014     02/01/2004 c      1,903,608
---------------------------------------------------------------------------------------------------------------------
North Carolina--0.2%
    475,000   Asheville, NC
COP                                6.500
02/01/2008     02/01/2004 b        481,773
----------------------------------------------------------------------------------------------------------------------
     90,000   Burlington, NC Public Housing Assistance
              Corporation (Alamance
Plaza)                     6.750     07/01/2024
01/01/2004 b         90,389
---------------------------------------------------------------------------------------------------------------------
     10,000   Chatham County, NC IFPCFA
              (Carolina Power & Light
Company)                 6.300     06/15/2014
01/01/2004 b         10,190
---------------------------------------------------------------------------------------------------------------------
     50,000   Haywood County, NC IFPCFA
              Champion International
Corp)                     6.850     05/01/2014
11/01/2003 b         50,881
---------------------------------------------------------------------------------------------------------------------
     30,000    Martin County, NC IFPCFA
              (WeyerHauser
Company)                            6.800
05/01/2024     05/01/2004 b         31,083
---------------------------------------------------------------------------------------------------------------------
     20,000   NC Eastern Municipal Power Agency, Series
A      5.750     01/01/2019     01/01/2004 b
20,065
---------------------------------------------------------------------------------------------------------------------
    180,000   NC Eastern Municipal Power Agency, Series
B      5.500     01/01/2017     12/01/2003 b
180,594
---------------------------------------------------------------------------------------------------------------------
    120,000   NC Eastern Municipal Power Agency, Series
B      5.500     01/01/2021     01/01/2004 b
120,350
---------------------------------------------------------------------------------------------------------------------
     30,000   NC Eastern Municipal Power Agency, Series
B      6.250     01/01/2023     01/01/2004 b
30,711
---------------------------------------------------------------------------------------------------------------------
     35,000   NC HFA, Series
B                                 6.900
07/01/2024     07/01/2004 b         35,433
---------------------------------------------------------------------------------------------------------------------
     15,000   NC HFA, Series
JJ                                6.450
09/01/2027     03/01/2008 b         15,590
---------------------------------------------------------------------------------------------------------------------
     10,000   NC HFA, Series
Z                                 6.600
09/01/2026     09/01/2006 b         10,187
---------------------------------------------------------------------------------------------------------------------
     10,000   NC Medical Care Commission Hospital
              (Almance Health
System)                          5.500
08/15/2013     02/15/2004 b         10,234

                                --------------

1,087,480
---------------------------------------------------------------------------------------------------------------------
Ohio--2.7%
     40,000   Clermont County, OH Hospital Facilities
              (Mercy Health
System)                            5.875
09/01/2015     03/01/2004 b         40,945
---------------------------------------------------------------------------------------------------------------------
    975,000   Cleveland, OH Airport (Continental
Airlines)     5.500     12/01/2008
12/01/2008          830,485
---------------------------------------------------------------------------------------------------------------------
     30,000   Cleveland, OH Airport System, Series
A           6.000     01/01/2024     01/01/2004
b         30,936
---------------------------------------------------------------------------------------------------------------------
     50,000   Columbus, OH Sewer Improvement
Bonds             6.000     09/15/2010     03/15/2004
b         50,231
---------------------------------------------------------------------------------------------------------------------
     30,000   Coshocton County, OH Solid Waste Disposal
              (Stone Container
Corp.)                          7.875     08/01/2013
02/01/2004 b         30,636
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Evendale, OH IDR (Ashland
Oil)                   6.900     11/01/2010
05/01/2004 b      2,027,300
---------------------------------------------------------------------------------------------------------------------
     15,000   Liberty Center, OH Local School District
GO      6.150     12/01/2018     12/01/2003 b
15,432
---------------------------------------------------------------------------------------------------------------------
     25,000   Lorain County, OH Elderly Hsg. Corp.
             (Harr
Plaza)                                      6.375
07/15/2019     07/15/2005 b         25,146
---------------------------------------------------------------------------------------------------------------------
  2,235,000   Marion County, OH Health Care Facility
              (United Church
Homes)                            6.375
11/15/2010     11/15/2003 b      2,282,583

20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Ohio Continued
$    95,000   Montgomery County, OH Administration
              Building (Miami Valley
Hospital)                 6.250%    11/15/2016
11/15/2003 b   $     97,283
---------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, OH Administration
              Building (Sisters Of Charity Health Care
              Systems
Inc.)                                    6.625
05/15/2021     11/15/2003 b         10,043
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Montgomery County, OH HCF
              (Evangelical Retirement Villages), Series
B      6.000     02/01/2010     02/02/2009 g
886,480
---------------------------------------------------------------------------------------------------------------------
     25,000   New Philadelphia City, OH School District
GO     6.250     12/01/2017     12/01/2003 b
25,210
---------------------------------------------------------------------------------------------------------------------
  3,000,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating
Company)        6.000     12/01/2013     12/01/2009
b      3,025,050
---------------------------------------------------------------------------------------------------------------------
  1,500,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating
Company)        6.100     08/01/2020
08/01/2020        1,488,945
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating
Company)        7.000     09/01/2009     03/01/2004
b         20,052
---------------------------------------------------------------------------------------------------------------------
     50,000   OH Air Quality Devel. Authority
              (Columbus Southern Power
Company)                6.375     12/01/2020
12/01/2003 b         51,200
---------------------------------------------------------------------------------------------------------------------
     10,000   OH Air Quality Devel. Authority
              (Dayton Power & Light
Company)                   6.400     08/15/2027
08/15/2004 b         10,115
---------------------------------------------------------------------------------------------------------------------
  2,000,000   OH Air Quality Devel. Authority
              (Ohio Edison
Company)                            5.800
06/01/2016     12/01/2004 d      2,047,280
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Economic Devel.
              (Royal Appliance Manufacturing
Company)          7.625     12/01/2011     12/01/2003
b         45,164
---------------------------------------------------------------------------------------------------------------------
     45,000   OH Education Loan, Series
A                      5.850     12/01/2019
06/01/2007 b         47,327
---------------------------------------------------------------------------------------------------------------------
     25,000   OH
HFA                                           5.750
09/01/2030     07/01/2009 b         25,774
---------------------------------------------------------------------------------------------------------------------
     75,000   OH
HFA                                           6.300
09/01/2017     03/01/2005 b         78,077
---------------------------------------------------------------------------------------------------------------------
     20,000   OH
HFA                                           6.375
03/01/2025     09/01/2006 b         20,593
---------------------------------------------------------------------------------------------------------------------
      5,000   OH Higher Educational Facility Commission
              (Kenyon
College)                                 7.400
05/01/2007     05/01/2004 b          5,076
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Metro Regional Transit
Authority              6.800     12/01/2007
12/01/2003 b         25,111
---------------------------------------------------------------------------------------------------------------------
    200,000   OH Water Devel.
              (Dayton Power & Light
Company)                   6.400     08/15/2027
02/15/2004 b        204,100
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority
              (Cleveland Electric Illuminating
Company)        8.000     10/01/2023     10/01/2004
b         21,157
---------------------------------------------------------------------------------------------------------------------
     25,000   OH Water Devel. Authority
              (General Motors
Corp.)                           5.900
06/15/2008     06/15/2004 b         25,054
---------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority (Pure
Water)           5.500     12/01/2018     12/01/2003
b         20,466
---------------------------------------------------------------------------------------------------------------------
     15,000   Shawnee, OH State University
              General Receipts, Series
A                       7.100     06/01/2009
12/01/2003 b         15,152
---------------------------------------------------------------------------------------------------------------------
     10,000   Warren County, OH Sewer
System                   6.700     12/01/2016
12/01/2003 b         10,190

--------------

13,538,593
---------------------------------------------------------------------------------------------------------------------
Oklahoma--1.0%
  4,195,000   Tulsa, OK Municipal Airport Trust
              (American
Airlines)                              5.375
12/01/2035     12/01/2006 d      3,523,758
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)
          5.650     12/01/2035     12/01/2008 d
1,200,750

--------------

                                 4,724,508

21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount

Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
Oregon--0.1%
$    15,000   Eugene, OR Trojan Nuclear
Project                5.900%    09/01/2009
03/01/2004 b   $     15,132
---------------------------------------------------------------------------------------------------------------------
     25,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series
A                   6.200     07/01/2027     07/01/2009
b         26,199
---------------------------------------------------------------------------------------------------------------------
    270,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series
F                   5.650     07/01/2028     07/01/2009
b        276,326
---------------------------------------------------------------------------------------------------------------------
    200,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series
H                   6.000     07/01/2027     07/01/2006
b        206,728
---------------------------------------------------------------------------------------------------------------------
    100,000   OR Hsg. & Community Services Dept., Series
B     5.900     07/01/2019     07/01/2009 b
101,644

              ------------

626,029
---------------------------------------------------------------------------------------------------------------------
Pennsylvania--6.6%
  1,250,000 Allegheny County, PA HDA
           (West Penn Allegheny Health
System)                 9.250     11/15/2022
01/29/2020 c       1,228,900
---------------------------------------------------------------------------------------------------------------------
  1,900,000   Carbon County, PA IDA
              (Panther Creek
Partners)                         6.650
05/01/2010     11/17/2007 c      2,034,387
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA
(Colver)                                 7.125
12/01/2015     12/01/2004 b      2,067,420
---------------------------------------------------------------------------------------------------------------------
  4,000,000   PA EDFA
(Colver)                                 7.150
12/01/2018     12/01/2004 b      4,151,200
---------------------------------------------------------------------------------------------------------------------
  9,000,000   PA EDFA (Northampton
Generating)                 6.400     01/01/2009
01/01/2006 b      9,208,800
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Northampton
Generating)                 6.500     01/01/2013
01/01/2006 b      2,029,780
---------------------------------------------------------------------------------------------------------------------
  1,000,000   PA EDFA (Northampton
Generating)                 6.750     01/01/2007
04/15/2005 c      1,029,760
---------------------------------------------------------------------------------------------------------------------
  7,000,000   PA EDFA (Sun Company)
                           7.600     12/01/2024
12/01/2004 b      7,362,740
---------------------------------------------------------------------------------------------------------------------
    980,000   PA HFA (Single Family Mtg.), Series 41B
       6.650     04/01/2025     04/01/2004 b
1,005,529
---------------------------------------------------------------------------------------------------------------------
     25,000   PA HFA (Single Family Mtg.), Series
60A          5.750     04/01/2017     04/01/2009
b         26,182
---------------------------------------------------------------------------------------------------------------------
    500,000   Philadelphia, PA Authority for Industrial
              Devel. (Cathedral
Village)                       5.750     04/01/2034
04/01/2006 d        499,655
---------------------------------------------------------------------------------------------------------------------
  2,200,000   Schuylkill County, PA IDA
              (Schuylkill Energy
Resources)                    6.500     01/01/2010
03/22/2005 g      2,211,946

--------------

32,856,299
---------------------------------------------------------------------------------------------------------------------
Rhode Island--1.7%
   20,000     RI H&EBC (Higher
Education)                      6.500     11/15/2024
11/15/2003 b         20,479
---------------------------------------------------------------------------------------------------------------------
  3,000,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series
A                                 6.000
06/01/2023     01/12/2010 c      2,651,250
---------------------------------------------------------------------------------------------------------------------
  6,975,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series
A                                 6.125
06/01/2032     04/24/2014 c      5,811,430

--------------

8,483,159
---------------------------------------------------------------------------------------------------------------------
South Carolina--0.7%
     65,000   Charleston County, SC Hospital Facilities
              (Bon Secours Health
System)                      5.625     08/15/2025
02/15/2004 b         66,566
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society
Health)                         5.500     10/01/2019
10/01/2003 b         51,192
---------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society
Health)                         6.000     10/01/2009
10/01/2003 b         51,232
---------------------------------------------------------------------------------------------------------------------
     60,000   Darlington County, SC IDR
(Sonoco)               6.125     06/01/2025
06/01/2007 b         61,815
---------------------------------------------------------------------------------------------------------------------
     25,000   Darlington County, SC Pollution Control
              (Carolina Power & Light
Company)                 6.600     11/01/2010
11/01/2003 b         25,855
---------------------------------------------------------------------------------------------------------------------
    395,000   Florence County, SC IDR
              (Stone Container
Corp.)                          7.375     02/01/2007
02/01/2004 b        400,878

22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
South Carolina Continued
$    10,000   Greenwood County, SC Hospital
              (Self Memorial
Hospital)                         5.875%
10/01/2017     10/01/2003 b   $     10,236
---------------------------------------------------------------------------------------------------------------------
     25,000   Oconee County, SC Pollution Control
              (Duke
Power)                                     5.800
04/01/2014     04/01/2004 b         25,590
---------------------------------------------------------------------------------------------------------------------
  2,300,000   Richland County, SC Environmental
              Improvement (International Paper
Company)        6.100     04/01/2023     04/01/2014
b      2,381,144
---------------------------------------------------------------------------------------------------------------------
     50,000   Richland County, SC Pollution Control
              (South Carolina Electric & Gas
Company)          6.500     09/01/2014     03/01/2004
b         51,463
---------------------------------------------------------------------------------------------------------------------
    130,000   SC Western Carolina Regional Sewer
Authority     5.500     03/01/2010     03/01/2004
b        133,061
---------------------------------------------------------------------------------------------------------------------
     20,000   Spartanburg, SC Leased Hsg. Corp.
              Special
Obligation                               7.500
10/01/2011     10/01/2003 b         20,434

--------------

3,279,466
---------------------------------------------------------------------------------------------------------------------
South Dakota--0.0%
     30,000   Lawrence County, SD Pollution Control
              (Black Hills Power & Light
Company)              6.700     06/01/2010
12/01/2003 b         30,354
---------------------------------------------------------------------------------------------------------------------
     55,000   Pennington County, SD Pollution Control
              (Black Hills Power & Light
Company)              6.700     06/01/2010
06/01/2004 b         55,563

--------------

85,917
---------------------------------------------------------------------------------------------------------------------
Tennessee--1.8%
  4,290,000   Bristol, TN Health & Educational Facilities
              Board RITES
i                                  17.715 r
09/01/2021     02/01/2004 b      4,684,165
---------------------------------------------------------------------------------------------------------------------
     30,000   Humphreys County, TN IDB
              (E.I. Dupont de Nemours &
Company)               6.700     05/01/2024
05/01/2004 b         31,414
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Maury County, TN IDB
              (General Motors
Company)                         6.500
09/01/2024     09/01/2004 b      4,140,880
---------------------------------------------------------------------------------------------------------------------
     30,000   Memphis, TN Health Educational & Hsg.
              Facilities Board (Riverdale
Plaza)               6.350     07/20/2028     01/20/2006
b         30,797
---------------------------------------------------------------------------------------------------------------------
     20,000   Memphis, TN HFC (Saint's Court
Apartments)       6.000     09/01/2013     09/01/2007
b         20,406
---------------------------------------------------------------------------------------------------------------------
     25,000   Metropolitan Government Nashville &
              Davidson County, TN Water &
Sewer                5.500     01/01/2016     01/01/2004
b         25,082
---------------------------------------------------------------------------------------------------------------------
     50,000   Shelby County, TN HE&HF
              (Windsor Apartments), Series
A                   6.750     10/01/2017     10/01/2004
b         50,400
---------------------------------------------------------------------------------------------------------------------
     35,000   South Fulton, TN IDB (Tyson
Foods)               6.350     10/01/2015     10/01/2005
b         36,442
---------------------------------------------------------------------------------------------------------------------
     25,000   TN HDA, Series
B                                 6.550
07/01/2019     07/01/2004 b         25,755

--------------

9,045,341
---------------------------------------------------------------------------------------------------------------------
Texas--18.8%
     65,000   Baytown, TX Properties Management
              & Devel. Corp. (Baytown
Terrace)                 6.100     08/15/2021
02/15/2004 b         65,059
---------------------------------------------------------------------------------------------------------------------
  4,000,000   Brazos River Authority, TX
              (Centerpoint
Energy)                             7.750
12/01/2018     12/01/2008 b      4,335,080
---------------------------------------------------------------------------------------------------------------------
     15,000   Brazos River Authority, TX
              (Houston Light &
Power)                          6.700     03/01/2017
03/01/2004 b         15,376
---------------------------------------------------------------------------------------------------------------------
  7,500,000   Brazos River Authority, TX
              (TXU Energy
Company)                             5.750
05/01/2036     11/01/2011 d      7,809,300
---------------------------------------------------------------------------------------------------------------------
 19,085,000   Brazos River Authority, TX
              (TXU Energy
Company)                             6.750
04/01/2038     04/01/2013 d     20,714,668
---------------------------------------------------------------------------------------------------------------------
  6,000,000   Brazos River Authority, TX
              (TXU Energy
Company)                             7.700
04/01/2033     04/01/2013 b      6,636,120

23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective

Principal
Maturity*    Market Value
     Amount
     Coupon       Maturity     (Unaudited)      See Note
1
---------------------------------------------------------------------------------------------------------------------
 Texas Continued
$   250,000   Brazos River, TX Harbor Navigation
              District (Dow Chemical
Company)                  6.625%    05/15/2033
05/15/2012 b   $    260,535
---------------------------------------------------------------------------------------------------------------------
    795,000   Dallas, TX Hsg. Corp.
              (Estell Village
Apartments)                      7.875
12/01/2009     12/01/2003 b        804,500
---------------------------------------------------------------------------------------------------------------------
    500,000   Dallas, TX Hsg. Corp. (Section
8)                7.850     08/01/2013     02/01/2004
b        507,250
---------------------------------------------------------------------------------------------------------------------
  5,250,000   Dallas-Fort Worth, TX International Airport
              (American
Airlines)                              5.950
05/01/2029     11/01/2003 d      5,194,770
---------------------------------------------------------------------------------------------------------------------
 10,000,000   Dallas-Fort Worth, TX International
              Airport DRIVERS
i                                9.780 r
11/01/2021     11/01/2009 b     10,778,500
---------------------------------------------------------------------------------------------------------------------
     20,000   Fort Worth, TX GO
i                              7.000     03/01/2004
03/01/2004           20,096
---------------------------------------------------------------------------------------------------------------------
  4,660,000   Gulf Coast, TX IDA (Citgo Petroleum
Corp.)       7.500     05/01/2025     10/01/2012 d
4,638,098
---------------------------------------------------------------------------------------------------------------------
 12,475,000   Gulf Coast, TX Waste Disposal
              (Champion International
Corp.)                   6.875     12/01/2028
12/01/2003 b     12,778,018
---------------------------------------------------------------------------------------------------------------------
     30,000   Gulf Coast, TX Waste Disposal Authority
              (Houston Lighting & Power
Company)               6.375     04/01/2012
10/01/2003 b         30,428
---------------------------------------------------------------------------------------------------------------------
  3,210,000   Harris County, TX IDC
              (Kinder Morgan Energy
Partners)                  6.950     02/01/2022
02/01/2004 b      3,290,571
---------------------------------------------------------------------------------------------------------------------
     50,000   Harrison County, TX HFDC
              (Marshall Regional Medical
Center)               5.500     01/01/2018
01/01/2010 b         52,018
---------------------------------------------------------------------------------------------------------------------
  6,200,000   Lower CO River Authority, TX Pollution
              Control (Samsung Electronics
Company)            6.375     04/01/2027     04/01/2007
b      6,523,950
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Lower Neches Valley, TX IDC
              (Mobil Oil Refining
Corp.)                       6.400     03/01/2030
03/01/2005 b      1,042,250
---------------------------------------------------------------------------------------------------------------------
     85,000   Matagorda County, TX Navigation
              District No. 1 (Central Power & Light)
      6.000     07/01/2028     07/01/2004 b
86,986
---------------------------------------------------------------------------------------------------------------------
  1,750,000   North Forest, TX Independent School
              District GO
                                     6.000
08/15/2025     02/15/2006 b      1,842,872
---------------------------------------------------------------------------------------------------------------------
  3,885,000   Port of Bay City, TX (Hoechst Celanese
Corp.)    6.500     05/01/2026     05/01/2008 b
3,996,033
---------------------------------------------------------------------------------------------------------------------
     10,000   Royse City, TX Certificates of
Obligation        6.500     08/01/2006     02/01/2004
b         10,035
---------------------------------------------------------------------------------------------------------------------
    750,000   Titis County, TX Fresh Water Supply
              District (American Electric Power
Company)       8.200     08/01/2011     02/01/2004
b        781,425
---------------------------------------------------------------------------------------------------------------------
     10,000   Trinity, TX River Authority Cade
              Branch
Wastewater                                6.350
08/01/2013     02/01/2004 b         10,218
---------------------------------------------------------------------------------------------------------------------
     25,000   TX Dept. of Hsg. & Community Affairs
              (National Center for Hsg.
Management)            5.800     01/01/2024
01/01/2006 b         25,390
---------------------------------------------------------------------------------------------------------------------
     10,000   TX Panhandle Elderly Apartments Corp.
              (Pampa Partnership
LTD)                          7.000     05/01/2010
06/18/2008 c          9,870
---------------------------------------------------------------------------------------------------------------------
    235,000   TX Panhandle HFA (Amarillo Affordable
Hsg.)      6.625     03/01/2020     03/01/2010 b
243,953
---------------------------------------------------------------------------------------------------------------------
     50,000   TX State Veterans Hsg.
Assistance                6.800     12/01/2023
12/01/2003 b         51,178
---------------------------------------------------------------------------------------------------------------------
     35,000   TX State Veterans Hsg. Assistance, Series
A      7.000     12/01/2025     12/01/2004 b
36,168
---------------------------------------------------------------------------------------------------------------------
     10,000   TX State Veterans Hsg. Assistance, Series
DD     7.000     12/01/2025     12/01/2004 b
10,334
---------------------------------------------------------------------------------------------------------------------
    615,000   West Side Calhoun County, TX Naval District
              (Union Carbide Chemical &
Plastics)              6.400     05/01/2023
05/01/2023          495,635

--------------

93,096,684

24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Effective

Principal
Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--2.3%
$ 9,000,000   Puerto Rico Children's Trust Fund
(TASC)         5.375%    05/15/2033     09/15/2011 c
$  7,992,360
---------------------------------------------------------------------------------------------------------------------
  1,925,000   Puerto Rico Municipal Finance Agency RITES
i    10.227 r   08/01/2013     08/01/2009 b
2,538,555
---------------------------------------------------------------------------------------------------------------------
    750,000   V.I. Public Finance Authority, Series
A          6.375     10/01/2019     10/01/2010 b
833,670

--------------

11,364,585
---------------------------------------------------------------------------------------------------------------------
Utah--0.0%
     35,000   Salt Lake City, UT Airport, Series
A             6.000     12/01/2012     12/01/2003
b         35,951
---------------------------------------------------------------------------------------------------------------------
     90,000   Salt Lake City, UT Airport, Series
A             6.125     12/01/2022     12/01/2003
b         92,536
---------------------------------------------------------------------------------------------------------------------
     10,000   UT
HFA                                           6.150
07/01/2025     01/01/2006 b         10,183
---------------------------------------------------------------------------------------------------------------------
     10,000   UT
HFA                                           6.650
07/01/2020     07/01/2004 b         10,309
---------------------------------------------------------------------------------------------------------------------
     30,000   UT State Building Ownership Authority,
              Series
A                                         5.750
08/15/2011     02/15/2004 b         30,238
---------------------------------------------------------------------------------------------------------------------
     20,000   UT University Campus Facilities System,
              Series A
                            6.750     10/01/2014
10/01/2003 b         20,440

--------------

199,657
---------------------------------------------------------------------------------------------------------------------
 Vermont--0.1%
     70,000   VT E&HBFA (Lyndon
Institute)                     6.000     12/01/2006
07/25/2005 c         72,157
---------------------------------------------------------------------------------------------------------------------
    210,000   VT HFA (Single Family), Series
11A               5.900     05/01/2019     07/15/2006
g        220,903
---------------------------------------------------------------------------------------------------------------------
     80,000   VT HFA (Single Family), Series
9                 5.900     05/01/2029     06/01/2009
b         82,824
---------------------------------------------------------------------------------------------------------------------
     20,000   VT Student Assistance Corp. Education
Loan       6.700     12/15/2012     12/15/2003 b
20,629

--------------

396,513
---------------------------------------------------------------------------------------------------------------------
Virginia--2.0%
     25,000   Alexandria, VA IDA (Alexandria
Hospital)         5.500     07/01/2014     07/01/2004
b         25,536
---------------------------------------------------------------------------------------------------------------------
  4,715,000   Giles County, VA IDA
              (Hoechst Celanese
Corp.)                         6.625     12/01/2022
12/01/2003 b      4,782,566
---------------------------------------------------------------------------------------------------------------------
    495,000   Isle Wight County, VA IDA Solid Waste
              (Union Camp
Corp.)                               6.550
04/01/2024     04/01/2006 b        508,667
---------------------------------------------------------------------------------------------------------------------
     10,000   Manassas, VA GO, Series
B                        6.000     05/01/2014
05/01/2004 b         10,466
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll
Road)                  5.000     08/15/2010
08/15/2010        1,291,815
---------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)
         5.000     08/15/2011     08/15/2011
1,268,820
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll
Road)                  5.250     08/15/2008
08/15/2008        1,820,400
---------------------------------------------------------------------------------------------------------------------
    150,000   Russell County, VA IDA Pollution Control
              (Appalachian Power
Company)                      7.700     11/01/2007
11/01/2003 b        150,759
---------------------------------------------------------------------------------------------------------------------
     40,000   Southampton County, VA IDA Medical
              Facilities
Mtg.                                  5.625
01/15/2022     07/15/2009 b         42,702

      --------------

9,901,731
---------------------------------------------------------------------------------------------------------------------
Washington--0.0%
     75,000   Bellevue, WA Water &
Sewer                       6.000     10/01/2004
10/01/2003 b         75,300
---------------------------------------------------------------------------------------------------------------------
     25,000   Port Longview, WA IDC
              (Weyerhauser
Company)                            7.450
02/01/2013     02/01/2004 b         25,099
---------------------------------------------------------------------------------------------------------------------
     10,000   WA State Hsg. Finance Commission
              (Gilmore
Meadows)                                7.400
01/01/2030     02/14/2007 b         10,427

                             --------------

110,826

25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

Effective
  Principal

Maturity*    Market Value

Amount
Coupon       Maturity     (Unaudited)      See Note 1
---------------------------------------------------------------------------------------------------------------------
 West Virginia--1.4%
 $  285,000   Beverly, WV Hsg. Corp. (Beverly
Manor)          11.000%    11/15/2022     05/15/2004 b
$    300,675
---------------------------------------------------------------------------------------------------------------------
     55,000   Jefferson County, WV Residential Mtg.,
              Series
A                                         7.750
01/01/2007     01/01/2004 b         55,106
---------------------------------------------------------------------------------------------------------------------
     50,000   Kanawha County, WV Industrial Devel.
              (The Kroger
Company)                             7.125
11/01/2012     11/01/2005 b         51,034
---------------------------------------------------------------------------------------------------------------------
  1,025,000   Kanawha County, WV Industrial Devel.
              (Union Carbide Chemical & Plastics
Company)      8.000     08/01/2020
08/01/2020          994,219
---------------------------------------------------------------------------------------------------------------------
     50,000   Marmet, WV Community Devel.
              (The Kroger
Company)                             8.000
12/01/2013     12/01/2003 b         51,655
---------------------------------------------------------------------------------------------------------------------
     25,000   Marshall County, WV Pollution Control
              (Ohio Power
Company)                             5.900
04/01/2022     10/01/2003 b         25,585
---------------------------------------------------------------------------------------------------------------------
  1,000,000   Marshall County, WV Pollution Control
              (Ohio Power
Company)                             6.850
06/01/2022     06/01/2004 b      1,011,380
---------------------------------------------------------------------------------------------------------------------
  4,180,000   Putnam County, WV Pollution Control
              (Appalachian Power
Company)                      6.600     07/01/2019
01/01/2004 b      4,275,304
---------------------------------------------------------------------------------------------------------------------
     25,000   South Charleston, WV IDR
              (Union Carbide Chemical & Plastics
Company)      8.000     08/01/2020
08/01/2020           24,750

--------------

6,789,708
---------------------------------------------------------------------------------------------------------------------
Wisconsin--5.0%
 26,940,000   Badger, WI Tobacco Asset Securitization
Corp.    6.125     06/01/2027     02/03/2010 e
24,187,271
---------------------------------------------------------------------------------------------------------------------
     60,000   Janesville, WI Industrial Devel.
              (Paramount
Communications)                       7.000
10/15/2017     10/15/2003 b         62,436
---------------------------------------------------------------------------------------------------------------------
    650,000   WI Hsg. &
EDA                                    5.650
11/01/2023     04/01/2004 b        664,625
---------------------------------------------------------------------------------------------------------------------
      5,000   WI Hsg. &
EDA                                    6.500
11/01/2026     07/01/2007 b          5,126

                 --------------

24,919,458
---------------------------------------------------------------------------------------------------------------------
Wyoming--0.1%
     20,000   Lincoln County, WY Pollution Control

(PacifiCorp)
5.625     11/01/2021     11/01/2005 b         20,467
---------------------------------------------------------------------------------------------------------------------
    225,000   Weston County, WY Pollution Control
              (Black Hills
Corp.)                              6.700
06/01/2010     12/01/2003 b        227,655
---------------------------------------------------------------------------------------------------------------------
     20,000   WY
CDA                                           5.700
12/01/2011     05/01/2010 b         21,354

--------------

269,476

---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$510,069,103)--105.0%
520,331,763
---------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets--(5.0)
(24,940,046)

-----------------------------
Net
Assets--100.0%
$495,391,717

=============================

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if
applicable, as
detailed:
 b. Optional call date; corresponds to the most
conservative yield calculation.
 c. Average life due to mandatory, or expected, sinking
fund principal payments
    prior to maturity.
 d. Date of mandatory put.
 e. Date of planned principal payment.
 g. Average life due to mandatory, or expected, sinking
fund principal payments
    prior to the applicable optional call date.
i. Identifies issues considered to be illiquid. See Note
5 of Notes to Financial
Statements.
r. Represents the current interest rate for a variable
rate bond known as an
"inverse floater". See Note 1 of Notes to Financial
Statements.
v. Represents the current interest rate for a variable
or increasing rate
security.
w. Delayed settlement security to be delivered and
settled after September 30,
2003. See Note 1 of Notes to Financial Statements.

26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations
are used per the table
below:
CCC             Continuing Care Center
CDA             Communities Development Authority
COP             Certificates of Participation
DFA             Development Finance Authority
DRIVERS         Derivative inverse Tax Exempt Receipts
E&HBFA          Educational Health Buildings Financing
Agency
EDA             Economic Development Authority
EDFA            Economic Development Finance Authority
EFA             Educational Facilities Authority
GO              General Obligation
H&EBC           Health and Educational Building Corp.
H&EFA           Health and Educational Facilities
Authority
H&HEFA          Hospitals and Higher Educational
Facilities Authority
HCF             Health Care Facilities
HDA             Hospital Development Authority
HDC             Housing Development Corp.
HE&H            Higher Educational and Health
HE&HF           Higher Educational and Housing Facilities
HF&D            Housing Finance and Development
HFA             Housing Finance Agency
HFC             Housing Finance Corp.
HFDC            Health Facilities Development Corp.
HOC             Housing opportunities Commission
IDA             Industrial Development Agency
IDB             Industrial Development Board
IDC             Industrial Development Corporation
IDR             Industrial Development Revenue
IFPCFA          Industrial Facilities and Pollution
Control Financing Authority
INFLOS          Inverse Floating Rate Securities
IRS             Inverse Rate Security
RWJ             Robert Wood Johnson
MFA             Mortgage Finance Authority
NYC             New York City
PARS            Periodic Auction Reset Securities
RIBS            Residual Interest Bonds
RITES           Residual Interest Tax Exempt Security
ROLS            Residual Option Longs
TASC            Tobacco Settlement Asset-Backed Bonds

--------------------------------------------------------------------------------
Summary of Ratings September 30, 2003 / Unaudited

Distribution of investments by rating category, as a
percentage of total
investments at value, is as follows:

Ratings
Percent
--------------------------------------------------------------------------------
AAA
13.0%
AA
1.5
A

13.6
BBB
67.2
BB
1.4
B
                                         1.3
CCC
1.0
CC
0.0
C
                      0.0
D
0.0
Not
Rated
1.0
--------------------------------------------------------------------------------
Total
100.0%
--------------------------------------------------------------------------------

Bonds rated by any nationally recognized statistical
rating organization are
included in the equivalent Standard & Poor's rating
category. As a general
matter, unrated bonds may be backed by mortgage liens or
equipment liens on the
underlying property, and also may be guaranteed. Bonds
which are backed by a
letter of credit or by other financial institutions or
agencies may be assigned
an investment-grade rating by the Manager, which
reflects the quality of the
guarantor, institution or agency. Unrated bonds may also
be assigned a rating
when the issuer has rated bonds outstanding with
comparable credit
characteristics, or when, in the opinion of the Manager,
the bond itself
possesses credit characteristics which allow for rating.
The unrated bonds in
the portfolio are predominantly smaller issuers which
have not applied for a
bond rating. Only those unrated bonds which subsequent
to purchase have not been
designated investment grade by the Manager are included
in the "Not Rated"
category.

See accompanying Notes to Financial Statements.

27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003

------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $510,069,103)--see
accompanying statement                      $520,331,763
------------------------------------------------------------------------------------------------------------

Cash
487,704
------------------------------------------------------------------------------------------------------------
 Receivables and other assets:

Interest
10,384,306
 Investments
sold
6,250,349
 Shares of beneficial interest
sold
2,846,552

Other
45,062

                             ----------------
 Total
assets
540,345,736

------------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at September
30, 2003)                            21,700,000
 Investments purchased (including $20,674,260 purchased
on a delayed
 settlement basis)

21,610,900
 Shares of beneficial interest
redeemed
877,597

Dividends
                              394,656
 Distribution and service plan
fees
283,210
 Shareholder
reports
32,598
 Transfer and shareholder servicing agent
fees
24,965
 Trustees'
compensation
2,788
 Other
                                                 27,305

----------------
 Total
liabilities
     44,954,019

------------------------------------------------------------------------------------------------------------
 Net
Assets
$495,391,717

================

------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial
interest
$     33,732
------------------------------------------------------------------------------------------------------------
 Additional paid-in
capital
                          495,734,616
------------------------------------------------------------------------------------------------------------
 Undistributed net investment
income
717,196
------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions
(11,356,487)
------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on
investments
10,262,660

            ----------------
 Net
Assets
$495,391,717

================

28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

---------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based
on net assets
 of $260,413,068 and 17,715,244 shares of beneficial
interest outstanding)                           $14.70
 Maximum offering price per share (net asset value plus
sales charge of
 3.50% of offering
price)
$15.23
---------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on
net assets of $70,742,471
 and 4,815,460 shares of beneficial interest
outstanding)
$14.69
---------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
contingent deferred
 sales charge) and offering price per share (based on
net assets of $164,236,178
 and 11,201,565 shares of beneficial interest
outstanding)
$14.66

 See accompanying Notes to Financial Statements.

29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September
30, 2003

-------------------------------------------------------------------------------
 Investment Income

Interest
$20,714,914

-------------------------------------------------------------------------------
 Expenses
 Management
fees
1,487,419
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
448,228
 Class B
                     474,436
 Class
C
928,190
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
                                                 117,303
 Class
B
33,972
 Class
C
47,093
-------------------------------------------------------------------------------
 Interest
expense
558,179
-------------------------------------------------------------------------------
 Shareholder
reports
38,793
-------------------------------------------------------------------------------
 Custodian fees and
expenses                                         27,083
-------------------------------------------------------------------------------
 Accounting service
fees                                             12,000
-------------------------------------------------------------------------------
 Trustees'
compensation
10,558
-------------------------------------------------------------------------------

Other
142,006

---------------
 Total expenses
                           4,325,260
 Less reduction to custodian
expenses                                (3,127)

---------------
 Net
expenses
       4,322,133

-------------------------------------------------------------------------------
 Net Investment
Income
16,392,781

-------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on
investments                                (5,386,898)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments
            4,939,874

-------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from
Operations           $15,945,757

===============

 See accompanying Notes to Financial Statements.

30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September
30,
                2003                 2002
--------------------------------------------------------------------------------------------------------------
 Operations

 Net investment
income
$ 16,392,781         $  6,828,246
--------------------------------------------------------------------------------------------------------------
 Net realized gain
(loss)
(5,386,898)             560,126
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
                        4,939,874            1,084,727

-------------------------------------
 Net increase in net assets resulting from
operations                      15,945,757
8,473,099

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A

(9,590,308)          (4,991,375)
 Class
B
(2,105,763)            (886,543)
 Class
C
    (4,142,125)            (891,815)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class
A
148,514,970           10,410,653
 Class
B
46,631,431            4,327,595
 Class C

138,391,355            5,446,946

--------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase
                        333,645,317           21,888,560
--------------------------------------------------------------------------------------------------------------
 Beginning of
period
161,746,400          139,857,840

-------------------------------------
 End of period [including undistributed net investment
income
 of $717,196 and $162,611,
respectively]
$495,391,717         $161,746,400

=====================================

 See accompanying Notes to Financial Statements.

31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended September 30,
2003

--------------------------------------------------------------------------------
 Cash Flows from Operating Activities
--------------------------------------------------------------------------------
 Net increase in net assets from
operations                       $  15,945,757
--------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities:
 Purchase of investment
securities                                 (624,251,746)
 Proceeds from disposition of investment
securities                 271,943,260
 Increase in interest
receivable                                     (7,245,475)
 Increase in receivable for securities
sold                            (584,224)
 Increase in other
assets
(3,073)
 Increase in payable for securities
purchased                         4,952,762
 Increase in accrued
expenses
167,712

Amortization
3,644,792
 Realized loss on securities
                   5,386,898
 Unrealized appreciation on
securities                               (4,939,874)

--------------
 Net cash used in operating
activities                             (334,983,211)

--------------------------------------------------------------------------------
 Cash Flows from Financing Activities
--------------------------------------------------------------------------------
 Proceeds from issuance of
debt                                     313,900,000
 Payments on outstanding
debt                                      (295,800,000)
 Proceeds from shares
sold                                          421,619,478
 Payment on shares redeemed
                         (98,558,077)
 Cash distributions
paid
(6,150,832)

--------------
 Net cash provided by financing activities
               335,010,569

--------------------------------------------------------------------------------
 Net increase in
cash
27,358
--------------------------------------------------------------------------------
 Cash, beginning
balance
460,346

--------------
 Cash, ending
balance
$     487,704

==============

Noncash financing activities not included herein consist
of reinvestment of
dividends and distributions of $9,687,364.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B and Class C
Shares. The Fund has
 adopted Distribution and Service Plans for Class B and
Class C shares. Under
 the plans, the Fund pays the Distributor an annual
asset-based sales charge of
 0.75% per year on Class B shares and on Class C shares.
The Distributor also
 receives a service fee of 0.25% per year under each
plan.

 Distribution fees paid to the Distributor for the year
ended September 30,
 2003, were as follows:

                          Distributor's

Distributor's          Aggregate

Aggregate      Uncompensated

                           Uncompensated      Expenses
as %
                   Total Expenses     Amount
Retained          Expenses      of Net Assets
                       Under Plan      by
Distributor        Under Plan           of Class
-------------------------------------------------------------------------------------------

 Class B Plan            $474,436
$359,436        $1,181,943               1.67%
 Class C Plan             928,190
532,988         2,828,466               1.72

--------------------------------------------------------------------------------
 5. Illiquid Securities
 As of September 30, 2003, investments in securities
included issues that are
 illiquid. A security may be considered illiquid if it
lacks a readily available
 market or if its valuation has not changed for a
certain period of time. The
 Fund intends to invest no more than 15% of its net
assets (determined at the
 time of purchase and reviewed periodically) in illiquid
securities. The
 aggregate value of illiquid securities subject to this
limitation as of
 September 30, 2003 was $24,430,478, which represents
4.93% of the Fund's net
 assets.

--------------------------------------------------------------------------------
 6. Bank Borrowings
 The Fund may borrow up to 33 1/3% of its total assets
from a bank to purchase
 portfolio securities, or for temporary and emergency
purposes. The purchase of
 securities with borrowed funds creates leverage in the
Fund. The Fund has
 entered into an agreement which enables it to
participate with certain other
 Oppenheimer funds in a committed, unsecured line of
credit with a bank, which
 permits borrowings up to $350 million, collectively.
Interest is charged to
 each fund, based on its borrowings, at a rate equal to
the Federal Funds Rate
 plus 0.625%. The Fund also pays a commitment fee equal
to its pro rata share of
 the average unutilized amount of the credit facility at
a rate of 0.09% per
 annum.
    The Fund had borrowings outstanding of $21,700,000
at September 30, 2003 at
 an interest rate of 1.75%. For the year ended September
30, 2003, the average
 monthly loan balance was $29,579,891 at an average
interest rate of 1.904%. The
 Fund had gross borrowings and gross loan repayments of
$313,900,000 and
 $295,800,000, respectively, during the year ended
September 30, 2003. The
 maximum amount of borrowings outstanding at any
month-end was $47,600,000. The
 Fund paid commitment fees of $856 and interest of
$577,386 during the year
 ended September 30, 2003.

--------
1 In accordance with Rule 12b-1 of the Investment
Company Act, the term "Independent Trustees" in this
Statement of Additional Information refers to those
Trustees who are not "interested persons" of the Fund
and who do not have any direct or indirect financial
interest in the operation of the distribution plan or
any agreement under the plan.
1 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund,
a continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or
arrangement, whether or not it is "qualified" under the
Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary
or other administrator for the account of participants
who are employees of a single employer or of affiliated
employers. These may include, for example, medical
savings accounts, payroll deduction plans or similar
plans. The fund accounts must be registered in the name
of the fiduciary or administrator purchasing the shares
for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified
or non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and
employees of a partnership or association or other
organized group of persons (the members of which may
include other groups), if the group has made special
arrangements with the Distributor and all members of the
group participating in (or who are eligible to
participate in) the plan purchase shares of an
Oppenheimer fund or funds through a single investment
dealer, broker or other financial institution designated
by the group. Such plans include 457 plans, SEP-IRAs,
SARSEPs, SIMPLE plans and 403(b) plans other than plans
for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and
non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through
a single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
5 However, that concession will not be paid on purchases
of shares in amounts of $1 million or more (including
any right of accumulation) by a Retirement Plan that
pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by
the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to
IRAs.
8 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds
as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to
IRAs.

                        Appendix A

            MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by
the nationally-recognized rating agencies listed below
for municipal securities. Those ratings represent the
opinion of the agency as to the credit quality of issues
that they rate. The summaries below are based upon
publicly available information provided by the rating
organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality
of issuers and issues in the U.S. municipal and
tax-exempt markets. As such, these ratings incorporate
Moody's assessment of the default probability and loss
severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four
primary factors relating to municipal finance: economy,
debt, finances, and administration/management
strategies. Each of the factors is evaluated
individually and for its effect on the other factors in
the context of the municipality's ability to repay its
debt.

Municipal Long-Term Rating Definitions

Aaa:  Issuers or issues rated Aaa demonstrate the
strongest creditworthiness relative to other US
municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average
creditworthiness relative to other US municipal or tax-
exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate
below-average creditworthiness relative to other US
municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak
creditworthiness relative to other US municipal or tax-
exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely
weak creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each
generic rating classification from Aa through Caa. The
modifier 1 indicates that the obligation ranks in the
higher end of its generic rating category; the modifier
2 indicates a mid- range ranking; and the modifier 3
indicates a ranking in the lower end of that generic
rating category.

Mig/Vmig Ratings: U.S. Short-Term Ratings
In municipal debt issuance, there are three rating
categories for short-term obligations that are
considered investment grade. These ratings are
designated as Moody's Investment Grade (MIG) and are
divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of
speculative quality are designated SG, or speculative
grade.

In the case of variable rate demand obligations (VRDOs),
a two-component rating is assigned. The first element
represents Moody's evaluation of the degree of risk
associated with scheduled principal and interest
payments. The second element represents Moody's
evaluation of the degree of risk associated with the
demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of
VRDOs is designated as VMIG. When either the long- or
short-term aspect of a VRDO is not rated, that piece is
designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG
rating expirations will be a function of each issue's
specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent
protection is afforded by established cash flows, highly
reliable liquidity support or demonstrated broad-based
access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of
protection are ample although not as large as in the
preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality.
Liquidity and cash-flow protection may be narrow, and
market access for refinancing is likely to be less well
established.

SG:  Denotes speculative-grade credit quality. Debt
instruments in this category may lack margins of
protection.

Standard & Poor's Ratings Services ("Standard &
Poor's"), a division of The McGraw-Hill Companies, Inc.

Long-Term Issue Credit Ratings
Issue credit ratings are based in varying degrees, on
the following considerations:
o     Likelihood of payment-capacity and willingness of
      the obligor to meet its financial commitment on an
      obligation in accordance with the terms of the
      obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of,
      the obligation in the event of bankruptcy,
      reorganization, or other arrangement under the
      laws of bankruptcy and other laws affecting
      creditors' rights.

   The issue ratings definitions are expressed in terms
of default risk. As such, they pertain to senior
obligations of an entity. Junior obligations are
typically rated lower than senior obligations, to
reflect the lower priority in bankruptcy, as noted
above.

AAA: An obligation rated `AAA' has the highest rating
assigned by Standard & Poor's. The obligor's capacity to
meet its financial commitment on the obligation is
extremely strong.

AA: An obligation rated `AA' differs from the
highest-rated obligations only in small degree. The
obligor's capacity to meet its financial commitment on
the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible
to the adverse effects of changes in circumstances and
economic conditions than obligations in higher-rated
categories. However, the obligor's capacity to meet its
financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate
protection parameters. However, adverse economic
conditions or changing circumstances are more likely to
lead to a weakened capacity of the obligor to meet its
financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are
regarded as having significant speculative
characteristics. `BB' indicates the least degree of
speculation and `C' the highest. While such obligations
will likely have some quality and protective
characteristics, these may be outweighed by large
uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to
nonpayment than other speculative issues. However, it
faces major ongoing uncertainties or exposure to adverse
business, financial, or economic conditions, which could
lead to the obligor's inadequate capacity to meet its
financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to
nonpayment than obligations rated `BB', but the obligor
currently has the capacity to meet its financial
commitment on the obligation. Adverse business,
financial, or economic conditions will likely impair the
obligor's capacity or willingness to meet its financial
commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable
to nonpayment and are dependent upon favorable business,
financial, and economic conditions for the obligor to
meet its financial commitment on the obligation. In the
event of adverse business, financial, or economic
conditions, the obligor is not likely to have the
capacity to meet its financial commitment on the
obligation.

CC: An obligation rated `CC' are currently highly
vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where
a bankruptcy petition has been filed or similar action
has been taken, but payments on this obligation are
being continued.

D: An obligation rated `D' are in payment default. The
`D' rating category is used when payments on an
obligation are not made on the date due even if the
applicable grace period has not expired, unless Standard
& Poor's believes that such payments will be made during
such grace period. The `D' rating also will be used upon
the filing of a bankruptcy petition or the taking of a
similar action if payments on an obligation are
jeopardized.

The ratings from "AA" to "CCC" may be modified by the
addition of a plus (+) or minus (-) sign to show
relative standing within the major rating categories.

c: The `c' subscript is used to provide additional
information to investors that the bank may terminate its
obligation to purchase tendered bonds if the long-term
credit rating of the issuer is below an investment-grade
level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is
provisional. A provisional rating assumes the successful
completion of the project financed by the debt being
rated and indicates that payment of debt service
requirements is largely or entirely dependent upon the
successful, timely completion of the project. This
rating, however, while addressing credit quality
subsequent to completion of the project, makes no
comment on the likelihood of or the risk of default upon
failure of such completion. The investor should exercise
his own judgment with respect to such likelihood and
risk.

Continuance of the ratings is contingent upon Standard &
Poor's receipt of an executed copy of the escrow
agreement or closing documentation confirming
investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain
other obligations that Standard & Poor's believes may
experience high volatility or high variability in
expected returns as a result of noncredit risks.
Examples of such obligations are securities with
principal or interest return indexed to equities,
commodities, or currencies; certain swaps and options;
and interest-only and principal-only mortgage
securities. The absence of an `r' symbol should not be
taken as an indication that an obligation will exhibit
no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States
and its territories are rated on the same basis as
domestic corporate and municipal issues. The ratings
measure the creditworthiness of the obligor but do not
take into account currency exchange and related
uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the
Comptroller of the Currency, bonds rated in the top four
categories (`AAA', `AA', `A', `BBB', commonly known as
investment-grade ratings) generally are regarded as
eligible for bank investment. Also, the laws of various
states governing legal investments impose certain rating
or other standards for obligations eligible for
investment by savings banks, trust companies, insurance
companies, and fiduciaries in general.

Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those
obligations considered short-term in the relevant
market. In the U.S., for example, that means obligations
with an original maturity of no more than 365
days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the
highest category by Standard & Poor's. The obligor's
capacity to meet its financial commitment on the
obligation is strong. Within this category, certain
obligations are designated with a plus sign (+). This
indicates that the obligor's capacity to meet its
financial commitment on these obligations is extremely
strong.

A-2: A short-term obligation rated "A-2" is somewhat
more susceptible to the adverse effects of changes in
circumstances and economic conditions than obligations
in higher rating categories. However, the obligor's
capacity to meet its financial commitment on the
obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits
adequate protection parameters. However, adverse
economic conditions or changing circumstances are more
likely to lead to a weakened capacity of the obligor to
meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as
having significant speculative characteristics. The
obligor currently has the capacity to meet its financial
commitment on the obligation; however, it faces major
ongoing uncertainties which could lead to the obligor's
inadequate capacity to meet its financial commitment on
the obligation.

C: A short-term obligation rated "C" is currently
vulnerable to nonpayment and is dependent upon favorable
business, financial, and economic conditions for the
obligor to meet its financial commitment on the
obligation.

D: A short-term obligation rated "D" is in payment
default. The "D" rating category is used when payments
on an obligation are not made on the date due even if
the applicable grace period has not expired, unless
Standard & Poor's believes that such payments will be
made during such grace period. The "D" rating also will
be used upon the filing of a bankruptcy petition or the
taking of a similar action if payments on an obligation
are jeopardized.

Notes. A Standard & Poor's note rating reflects the
liquidity factors and market access risks unique to
notes. Notes due in three years or less will likely
receive a note rating. Notes maturing beyond three years
will most likely receive a long-term debt rating. The
following criteria will be used in making that
assessment:
o.....Amortization schedule-the larger the final
      maturity relative to other maturities, the more
      likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is
      on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An
issue with a very strong capacity to pay debt service is
given a (+) designation.

SP-2: Satisfactory capacity to pay principal and
interest, with some vulnerability to adverse financial
and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet
foreign currency or local currency commitments. Both
"foreign currency" and "local currency" ratings are
internationally comparable assessments. The local
currency rating measures the probability of payment
within the relevant sovereign state's currency and
jurisdiction and therefore, unlike the foreign currency
rating, does not take account of the possibility of
foreign exchange controls limiting transfer into foreign
currency.

International Long-Term Credit Ratings
The following ratings scale applies to foreign currency
and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the
lowest expectation of credit risk. They are assigned
only in the case of exceptionally strong capacity for
timely payment of financial commitments. This capacity
is highly unlikely to be adversely affected by
foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very
low expectation of credit risk. They indicate a very
strong capacity for timely payment of financial
commitments. This capacity is not significantly
vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low
expectation of credit risk. The capacity for timely
payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to
changes in circumstances or in economic conditions than
is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that
there is currently a low expectation of credit risk. The
capacity for timely payment of financial commitments is
considered adequate, but adverse changes in
circumstances and in economic conditions are more likely
to impair this capacity. This is the lowest
investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a
possibility of credit risk developing, particularly as
the result of adverse economic change over time.
However, business or financial alternatives may be
available to allow financial commitments to be met.
Securities rated in this category are not investment
grade.

B: Highly Speculative. "B" ratings indicate that
significant credit risk is present, but a limited margin
of safety remains. Financial commitments are currently
being met. However, capacity for continued payment is
contingent upon a sustained, favorable business and
economic environment.

CCC, CC C: High Default Risk.  Default is a real
possibility. Capacity for meeting financial commitments
is solely reliant upon sustained, favorable business or
economic developments. A "CC" rating indicates that
default of some kind appears probable. "C" ratings
signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in
this category are based on their prospects for achieving
partial or full recovery in a reorganization or
liquidation of the obligor. While expected recovery
values are highly speculative and cannot be estimated
with any precision, the following serve as general
guidelines. "DDD" obligations have the highest potential
for recovery, around 90%-100% of outstanding amounts and
accrued interest. "DD" indicates potential recoveries in
the range of 50%-90%, and "D" the lowest recovery
potential, i.e., below 50%.

Entities rated in this category have defaulted on some
or all of their obligations. Entities rated "DDD" have
the highest prospect for resumption of performance or
continued operation with or without a formal
reorganization process. Entities rated "DD" and "D" are
generally undergoing a formal reorganization or
liquidation process; those rated "DD" are likely to
satisfy a higher portion of their outstanding
obligations, while entities rated "D" have a poor
prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating
symbol to denote relative status within the major rating
categories.  Plus and minus signs are not added to the
"AAA" category or to categories below "CCC," nor to
short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings
The following ratings scale applies to foreign currency
and local currency ratings. A short-term rating has a
time horizon of less than 12 months for most
obligations, or up to three years for U.S. public
finance securities, and thus places greater emphasis on
the liquidity necessary to meet financial commitments in
a timely manner.

F1: Highest credit quality. Strongest capacity for
timely payment of financial commitments. May have an
added "+" to denote any exceptionally strong credit
feature.

F2: Good credit quality. A satisfactory capacity for
timely payment of financial commitments, but the margin
of safety is not as great as in the case of higher
ratings.

F3: Fair credit quality. Capacity for timely payment of
financial commitments is adequate. However, near-term
adverse changes could result in a reduction to
non-investment grade.

B: Speculative. Minimal capacity for timely payment of
financial commitments, plus vulnerability to near-term
adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility.
Capacity for meeting financial commitments is solely
reliant upon a sustained, favorable business and
economic environment.

D: Default. Denotes actual or imminent payment default.

                        Appendix B

         Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                        Appendix C

OppenheimerFunds Special Sales Charge Arrangements and
Waivers

In certain cases, the initial sales charge that applies
to purchases of Class A shares1 of the Oppenheimer funds
or the contingent deferred sales charge that may apply
to Class A, Class B or Class C shares may be waived.2
That is because of the economies of sales efforts
realized by OppenheimerFunds Distributor, Inc.,
(referred to in this document as the "Distributor"), or
by dealers or other financial institutions that offer
those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement
plans. Other waivers apply only to shareholders of
certain funds.

For the purposes of some of the waivers described below
and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the
term "Retirement Plan" refers to the following types of
plans:
         1) plans qualified under Sections 401(a) or
            401(k) of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must
be requested by the shareholder and/or dealer in the
redemption request.

I.  Applicability of Class A Contingent  Deferred Sales Charges in Certain Cases
----------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That
Are Not Subject to Initial Sales Charge but May Be
Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the
cases listed below. However, these purchases may be
subject to the Class A contingent deferred sales charge
if redeemed within 18 months (24 months in the case of
Oppenheimer Rochester National Municipals and Rochester
Fund Municipals) of the beginning of the calendar month
of their purchase, as described in the Prospectus
(unless a waiver described elsewhere in this Appendix
applies to the redemption). Additionally, on shares
purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the
Distributor will pay the applicable concession described
in the Prospectus under "Class A Contingent Deferred
Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million
         or more.
|_|   Purchases of Class A shares by a Retirement Plan
         that was permitted to purchase such shares at
         net asset value but subject to a contingent
         deferred sales charge prior to March 1, 2001.
         That included plans (other than IRA or
         403(b)(7) Custodial Plans) that: 1) bought
         shares costing $500,000 or more, 2) had at the
         time of purchase 100 or more eligible employees
         or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects
         to have annual plan purchases of $200,000 or
         more.
|_|   Purchases by an OppenheimerFunds-sponsored
         Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from
            a qualified Retirement Plan if the
            administrator of that Plan has made special
            arrangements with the Distributor for those
            purchases.
|_|   Purchases of Class A shares by Retirement Plans
         that have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan
            sponsor signs the record-keeping service
            agreement with Merrill Lynch, the Plan must
            have $3 million or more of its assets
            invested in (a) mutual funds, other than
            those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that
            are made available under a Service Agreement
            between Merrill Lynch and the mutual fund's
            principal underwriter or distributor, and
            (b)  funds advised or managed by MLIM (the
            funds described in (a) and (b) are referred
            to as "Applicable Investments").
         2) The record keeping for the Retirement Plan
            is performed on a daily valuation basis by a
            record keeper whose services are provided
            under a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the
            date the plan sponsor signs the record
            keeping service agreement with Merrill
            Lynch, the Plan must have $3 million or more
            of its assets (excluding assets invested in
            money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with
            Merrill Lynch and on the date the plan
            sponsor signs that agreement, the Plan has
            500 or more eligible employees (as
            determined by the Merrill Lynch plan
            conversion manager).

II.    Waivers    of   Class   A   Sales    Charges   of    Oppenheimer    Funds
----------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales
Charges for Certain Purchasers.

Class A shares purchased by the following investors are
not subject to any Class A sales charges (and no
concessions are paid by the Distributor on such
purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees
         and employees (and their "immediate families")
         of the Fund, the Manager and its affiliates,
         and retirement plans established by them for
         their employees. The term "immediate family"
         refers to one's spouse, children,
         grandchildren, grandparents, parents,
         parents-in-law, brothers and sisters, sons- and
         daughters-in-law, a sibling's spouse, a
         spouse's siblings, aunts, uncles, nieces and
         nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are
         included.
|_|   Registered management investment companies, or
         separate accounts of insurance companies having
         an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement
         with the Distributor, if they purchase shares
         for their own accounts or for retirement plans
         for their employees.
|_|   Employees and registered representatives (and
         their spouses) of dealers or brokers described
         above or financial institutions that have
         entered into sales arrangements with such
         dealers or brokers (and which are identified as
         such to the Distributor) or with the
         Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the
         purchase is for the purchaser's own account (or
         for the benefit of such employee's spouse or
         minor children).
|_|   Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement
         with the Distributor providing specifically for
         the use of shares of the Fund in particular
         investment products made available to their
         clients. Those clients may be charged a
         transaction fee by their dealer, broker, bank
         or advisor for the purchase or sale of Fund
         shares.
|_|   Investment advisors and financial planners who
         have entered into an agreement for this purpose
         with the Distributor and who charge an
         advisory, consulting or other fee for their
         services and buy shares for their own accounts
         or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
|_|   Clients of investment advisors or financial
         planners (that have entered into an agreement
         for this purpose with the Distributor) who buy
         shares for their own accounts may also purchase
         shares without sales charge but only if their
         accounts are linked to a master account of
         their investment advisor or financial planner
         on the books and records of the broker, agent
         or financial intermediary with which the
         Distributor has made such special arrangements
         . Each of these investors may be charged a fee
         by the broker, agent or financial intermediary
         for purchasing shares.
|_|   Directors, trustees, officers or full-time
         employees of OpCap Advisors or its affiliates,
         their relatives or any trust, pension, profit
         sharing or other benefit plan which
         beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this
         arrangement) and persons who are directors or
         trustees of the company or trust which is the
         beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement
         with the Distributor to sell shares to defined
         contribution employee retirement plans for
         which the dealer, broker or investment adviser
         provides administration services.

|_|  Retirement Plans and deferred compensation plans
         and trusts used to fund those plans (including,
         for example, plans qualified or created under
         sections 401(a), 401(k), 403(b) or 457 of the
         Internal Revenue Code), in each case if those
         purchases are made through a broker, agent or
         other financial intermediary that has made
         special arrangements with the Distributor for
         those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or
         Class C shares of a Former Quest for Value Fund
         were exchanged for Class A shares of that Fund
         due to the termination of the Class B and Class
         C TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with
         the former Quest for Value Advisors to purchase
         shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to
         be held through DCXchange, a sub-transfer
         agency mutual fund clearinghouse, if that
         arrangement was consummated and share purchases
         commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales
Charges in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such
purchases):
|_|   Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange
         offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends
         or other distributions reinvested from the Fund
         or other Oppenheimer funds (other than
         Oppenheimer Cash Reserves) or unit investment
         trusts for which reinvestment arrangements have
         been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has
         entered into a special agreement with the
         Distributor to allow the broker's customers to
         purchase and pay for shares of Oppenheimer
         funds using the proceeds of shares redeemed in
         the prior 30 days from a mutual fund (other
         than a fund managed by the Manager or any of
         its subsidiaries) on which an initial sales
         charge or contingent deferred sales charge was
         paid. This waiver also applies to shares
         purchased by exchange of shares of Oppenheimer
         Money Market Fund, Inc. that were purchased and
         paid for in this manner. This waiver must be
         requested when the purchase order is placed for
         shares of the Fund, and the Distributor may
         require evidence of qualification for this
         waiver.
|_|   Shares purchased with the proceeds of maturing
         principal units of any Qualified Unit
         Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement
         Plan for which the Manager or an affiliate acts
         as sponsor.

C. Waivers of the Class A Contingent Deferred Sales
Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also
waived if shares that would otherwise be subject to the
contingent deferred sales charge are redeemed in the
following cases:
|_|   To make Automatic Withdrawal Plan payments that
         are limited annually to no more than 12% of the
         account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of
         law or involuntary redemptions of small
         accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund
         Prospectus).
|_|   For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit
         plans for any of the following purposes:
         1) Following the death or disability (as
            defined in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the
            participant's account was established.
         2) To return excess contributions.
         3) To return contributions made due to a
            mistake of fact.
         4) Hardship withdrawals, as defined in the
            plan.6
         5) Under a Qualified Domestic Relations Order,
            as defined in the Internal Revenue Code, or,
            in the case of an IRA, a divorce or
            separation agreement described in Section
            71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution
            requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic
            payments" as described in Section 72(t) of
            the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than
            a fund managed by the Manager or a
            subsidiary of the Manager) if the plan has
            made special arrangements with the
            Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds
            are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   For distributions from retirement plans that have
         $10 million or more in plan assets and that
         have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or
         record keepers which have entered into a
         special agreement with the Distributor.
III.     Waivers of Class B, Class C and Class N Sales
                   Charges of Oppenheimer Funds
------------------------------------------------------------

The Class B, Class C and Class N contingent deferred
sales charges will not be applied to shares purchased in
certain types of transactions or redeemed in certain
circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred
sales charges will be waived for redemptions of shares
in the following cases:
|_|   Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|   Redemptions from accounts other than Retirement
         Plans following the death or disability of the
         last surviving shareholder. The death or
         disability must have occurred after the account
         was established, and for disability you must
         provide evidence of a determination of
         disability by the Social Security
         Administration.
|_|   The contingent deferred sales charges are
         generally not waived following the death or
         disability of a grantor or trustee for a trust
         account. The contingent deferred sales charges
         will only be waived in the limited case of the
         death of the trustee of a grantor trust or
         revocable living trust for which the trustee is
         also the sole beneficiary. The death or
         disability must have occurred after the account
         was established, and for disability you must
         provide evidence of a determination of
         disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the
         broker-dealer of record has entered into a
         special agreement with the Distributor allowing
         this waiver.
|_|   Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an
         independent record keeper under a contract with
         Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for
         this purpose.
|_|   Redemptions requested in writing by a Retirement
         Plan sponsor of Class C shares of an
         Oppenheimer fund in amounts of $500,000 or more
         and made more than 12 months after the
         Retirement Plan's first purchase of Class C
         shares, if the redemption proceeds are invested
         in Class N shares of one or more Oppenheimer
         funds.
|_|   Distributions8 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as
            defined in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the
            participant's account was established in an
            Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a
            mistake of fact.
         4) To make hardship withdrawals, as defined in
            the plan.9
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution
            requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic
            payments" as described in Section 72(t) of
            the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation
            from service.11
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than
            a fund managed by the Manager or a
            subsidiary of the Manager) offered as an
            investment option in a Retirement Plan if
            the plan has made special arrangements with
            the Distributor.
         11)      Distributions made on account of a
            plan termination or "in-service"
            distributions, if the redemption proceeds
            are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as
            long as the aggregate value of the
            distributions does not exceed 10% of the
            account's value, adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account
            other than a Retirement Plan, if the
            aggregate value of the redeemed shares does
            not exceed 10% of the account's value,
            adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have
            entered into a special arrangement with the
            Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares
         under an Automatic Withdrawal Plan from an
         account other than a Retirement Plan if the
         aggregate value of the redeemed shares does not
         exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the
following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager
         or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which
         the Fund is a party.
|_|    Shares sold to present or former officers,
         directors, trustees or employees (and their
         "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its
         affiliates and retirement plans established by
         them for their employees.
IV.    Special Sales Charge Arrangements for Shareholders
       of Certain Oppenheimer Funds Who Were Shareholders
                of Former Quest for Value Funds
----------------------------------------------------------

The initial and contingent deferred sales charge rates
and waivers for Class A, Class B and Class C shares
described in the Prospectus or Statement of Additional
Information of the Oppenheimer funds are modified as
described below for certain persons who were
shareholders of the former Quest for Value Funds.  To be
eligible, those persons must have been shareholders on
November 24, 1995, when OppenheimerFunds, Inc. became
the investment advisor to those former Quest for Value
Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.
   Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund
   Oppenheimer Quest Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of
the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund
   Quest for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in
this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales
charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an
         exchange of shares of an Oppenheimer fund that
         was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of
         shares of another Oppenheimer fund that were
         acquired pursuant to the merger of any of the
         Former Quest for Value Funds into that other
         Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following
table sets forth the initial sales charge rates for
Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of
securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest
for Value Funds or received a proposal to purchase such
shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

----------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares
are subject to the Class A contingent deferred sales
charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for
the lower of either the sales charge rate in the table
based on the number of members of an Association, or the
sales charge rate that applies under the Right of
Accumulation described in the applicable fund's
Prospectus and Statement of Additional Information.
Individuals who qualify under this arrangement for
reduced sales charge rates as members of Associations
also may purchase shares for their individual or
custodial accounts at these reduced sales charge rates,
upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders.  Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
         Shareholders who were shareholders of the AMA
            Family of Funds on February 28, 1991 and who
            acquired shares of any of the Former Quest
            for Value Funds by merger of a portfolio of
            the AMA Family of Funds.
         Shareholders who acquired shares of any Former
            Quest for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge
in Certain Transactions.  The Class A contingent
deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who
were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a
dealer that is or was not permitted to receive a sales
load or redemption fee imposed on a shareholder with
whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and
regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred
Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior
to March 6, 1995.  In the following cases, the
contingent deferred sales charge will be waived for
redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by
the merger of a Former Quest for Value Fund into the
fund or by exchange from an Oppenheimer fund that was a
Former Quest for Value Fund or into which such fund
merged. Those shares must have been purchased prior to
March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C
            shares if the annual withdrawal does not
            exceed 10% of the initial value of the
            account value, adjusted annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in
            the account is less than the required
            minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales
charge will be waived for redemptions of Class A, Class
B or Class C shares of an Oppenheimer fund. The shares
must have been acquired by the merger of a Former Quest
for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund
or into which such Former Quest for Value Fund merged.
Those shares must have been purchased on or after March
6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability
            of the shareholder(s) (as evidenced by a
            determination of total disability by the
            U.S. Social Security Administration);
         withdrawals under an automatic withdrawal plan
            (but only for Class B or Class C shares)
            where the annual withdrawals do not exceed
            10% of the initial value of the account
            value; adjusted annually, and
         liquidation of a shareholder's account if the
            aggregate net asset value of shares held in
            the account is less than the required
            minimum account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on
the redemption of any Class A, Class B or Class C shares
of the Oppenheimer fund described in this section if the
proceeds are invested in the same Class of shares in
that fund or another Oppenheimer fund within 90 days
after redemption.
V.     Special Sales Charge Arrangements for Shareholders
            of Certain Oppenheimer Funds Who Were
        Shareholders of Connecticut Mutual Investment
                       Accounts, Inc.
-------------------------------------------------------

The initial and contingent deferred sale charge rates
and waivers for Class A and Class B shares described in
the respective Prospectus (or this Appendix) of the
following Oppenheimer funds (each is referred to as a
"Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund
shareholders who were shareholders of the following
funds (referred to as the "Former Connecticut Mutual
Funds") on March 1, 1996, when OppenheimerFunds, Inc.
became the investment adviser to the Former Connecticut
Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA
   Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect
prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are
redeemed within one year of purchase, they will be
assessed a 1% contingent deferred sales charge on an
amount equal to the current market value or the original
purchase price of the shares sold, whichever is smaller
(in such redemptions, any shares not subject to the
prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of
            a Fund and other Former Connecticut Mutual
            Funds were $500,000 prior to March 18, 1996,
            as a result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who
            still hold those shares in that Fund or
            other Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000
            or more over a 13-month period entitled
            those persons to purchase shares at net
            asset value without being subject to the
            Class A initial sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at
net asset value prior to March 18, 1996, remain subject
to the prior Class A CDSC, or if any additional shares
are purchased by those shareholders at net asset value
pursuant to this arrangement they will be subject to the
prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales
charge, by a person who was in one (or more) of the
categories below and acquired Class A shares prior to
March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or
            more of the Former Connecticut Mutual Funds
            totaled $500,000 or more, including
            investments made pursuant to the Combined
            Purchases, Statement of Intention and Rights
            of Accumulation features available at the
            time of the initial purchase and such
            investment is still held in one or more of
            the Former Connecticut Mutual Funds or a
            Fund into which such Fund merged;
         2) any participant in a qualified plan,
            provided that the total initial amount
            invested by the plan in the Fund or any one
            or more of the Former Connecticut Mutual
            Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of
            the Former Connecticut Mutual Funds and
            members of their immediate families;
         4) employee benefit plans sponsored by
            Connecticut Mutual Financial Services,
            L.L.C. ("CMFS"), the prior distributor of
            the Former Connecticut Mutual Funds, and its
            affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common
            business, profession, civic or charitable
            endeavor or other activity, and the spouses
            and minor dependent children of such
            persons, pursuant to a marketing program
            between CMFS and such group; and
         6) an institution acting as a fiduciary on
            behalf of an individual or individuals, if
            such institution was directly compensated by
            the individual(s) for recommending the
            purchase of the shares of the Fund or any
            one or more of the Former Connecticut Mutual
            Funds, provided the institution had an
            agreement with CMFS.

      Purchases of Class A shares made pursuant to (1)
and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the
Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus
and in this Appendix, above, the contingent deferred
sales charge will be waived for redemptions of Class A
and Class B shares of a Fund and exchanges of Class A or
Class B shares of a Fund into Class A or Class B shares
of a Former Connecticut Mutual Fund provided that the
Class A or Class B shares of the Fund to be redeemed or
exchanged were (i) acquired prior to March 18, 1996 or
(ii) were acquired by exchange from an Oppenheimer fund
that was a Former Connecticut Mutual Fund. Additionally,
the shares of such Former Connecticut Mutual Fund must
have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined
      in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement
      plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred
      compensation plans created under Section 457 of
      the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to
      such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares
      sold to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable
      investment laws from paying a sales charge or
      concession in connection with the purchase of
      shares of any registered investment management
      company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or
      similar reorganization transaction;
   7) in connection with the Fund's right to
      involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class
      A shares and Class B shares in certain retirement
      plan accounts pursuant to an Automatic Withdrawal
      Plan but limited to no more than 12% of the
      original value annually; or
   9) as involuntary redemptions of shares by operation
      of law, or under procedures set forth in the
      Fund's Articles of Incorporation, or as adopted by
      the Board of Directors of the Fund.
VI.         Special Reduced Sales Charge for Former
          Shareholders of Advance America Funds, Inc.
----------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a
result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on
October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A
shares of those four Oppenheimer funds at a maximum
sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M
       Shares of Oppenheimer Convertible Securities Fund
----------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as
the "Fund" in this section) may sell Class M shares at
net asset value without any initial sales charge to the
classes of investors listed below who, prior to March
11, 1996, owned shares of the Fund's then-existing Class
A and were permitted to purchase those shares at net
asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees
         and employees (and their "immediate families"
         as defined in the Fund's Statement of
         Additional Information) of the Fund, the
         Manager and its affiliates, and retirement
         plans established by them or the prior
         investment advisor of the Fund for their
         employees,
|_|   registered management investment companies or
         separate accounts of insurance companies that
         had an agreement with the Fund's prior
         investment advisor or distributor for that
         purpose,
|_|   dealers or brokers that have a sales agreement
         with the Distributor, if they purchase shares
         for their own accounts or for retirement plans
         for their employees,
|_|   employees and registered representatives (and
         their spouses) of dealers or brokers described
         in the preceding section or financial
         institutions that have entered into sales
         arrangements with those dealers or brokers (and
         whose identity is made known to the
         Distributor) or with the Distributor, but only
         if the purchaser certifies to the Distributor
         at the time of purchase that the purchaser
         meets these qualifications,
|_|   dealers, brokers, or registered investment
         advisors that had entered into an agreement
         with the Distributor or the prior distributor
         of the Fund specifically providing for the use
         of Class M shares of the Fund in specific
         investment products made available to their
         clients, and
|_|   dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.

Oppenheimer Limited Term Municipal Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

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